UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

Item 1. Reports to Stockholders.

2013 Annual Report

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

May 31, 2013

Understanding your Lifecycle Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.

•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2013.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 36 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2012–May 31, 2013).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2013

Lifecycle Funds Retirement Class	Beginning account value (12/1/12)	Ending account value (5/31/13)	Expenses paid during period (12/1/12–5/31/13	* )	Effective expenses paid during period (12/1/12–5/31/13	† )

Retirement Income Fund actual return	$1,000.00	$1,049.18	$1.28		$3.42
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38

2010 Fund actual return	$1,000.00	$1,059.46	$1.28		$3.49
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43

2015 Fund actual return	$1,000.00	$1,070.00	$1.29		$3.61
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

2020 Fund actual return	$1,000.00	$1,082.90	$1.30		$3.74
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

2025 Fund actual return	$1,000.00	$1,095.38	$1.31		$3.87
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.73

2030 Fund actual return	$1,000.00	$1,108.93	$1.31		$4.00
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.83

2035 Fund actual return	$1,000.00	$1,120.76	$1.32		$4.12
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.93

2040 Fund actual return	$1,000.00	$1,127.31	$1.33		$4.56
5% annual hypothetical return	1,000.00	1,023.68	1.26		4.33

2045 Fund actual return	$1,000.00	$1,126.90	$1.33		$4.19
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.98

2050 Fund actual return	$1,000.00	$1,127.77	$1.33		$4.19
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.98

2055 Fund actual return	$1,000.00	$1,127.70	$1.33		$4.19
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.98

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

6	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.67% for the Retirement Income Fund; 0.68% for the 2010 Fund; 0.70% for the 2015 Fund; 0.72% for the 2020 Fund; 0.74% for the 2025 Fund; 0.76% for the 2030 Fund; 0.78% for the 2035 Fund; 0.79% for the 2045, 2050 and 2055 Funds; and 0.86% for the 2040 Fund.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	7

Important information about expenses

Expense examples

Six months ended May 31, 2013

Lifecycle Funds Institutional Class	Beginning account value (12/1/12)	Ending account value (5/31/13)	Expenses paid during period (12/1/12–5/31/13	* )	Effective expenses paid during period (12/1/12–5/31/13	† )

Retirement Income Fund actual return	$1,000.00	$1,050.34	$0.00		$2.15
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.12

2010 Fund actual return	$1,000.00	$1,060.98	$0.00		$2.21
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.17

2015 Fund actual return	$1,000.00	$1,070.95	$0.00		$2.32
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27

2020 Fund actual return	$1,000.00	$1,084.31	$0.00		$2.44
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.37

2025 Fund actual return	$1,000.00	$1,097.59	$0.00		$2.56
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.47

2030 Fund actual return	$1,000.00	$1,110.54	$0.00		$2.68
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.57

2035 Fund actual return	$1,000.00	$1,122.04	$0.00		$2.80
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.67

2040 Fund actual return	$1,000.00	$1,128.77	$0.00		$3.24
5% annual hypothetical return	1,000.00	1,024.93	0.00		3.07

2045 Fund actual return	$1,000.00	$1,127.29	$0.00		$2.86
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.72

2050 Fund actual return	$1,000.00	$1,128.08	$0.00		$2.87
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.72

2055 Fund actual return	$1,000.00	$1,128.61	$0.00		$2.87
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.72

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

8	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.42% for the Retirement Income Fund; 0.43% for the 2010 Fund; 0.45% for the 2015 Fund; 0.47% for the 2020 Fund; 0.49% for the 2025 Fund; 0.51% for the 2030 Fund; 0.53% for the 2035 Fund; 0.54% for the 2045, 2050 and 2055 Funds; and 0.61% for the 2040 Fund.

Expense example

Six months ended May 31, 2013

Lifecycle Funds Retail Class	Beginning account value (12/1/12)	Ending account value (5/31/13)	Expenses paid during period (12/1/12–5/31/13	* )	Effective expenses paid during period (12/1/12–5/31/13	† )

Retirement Income Fund actual return	$1,000.00	$1,049.14	$1.28		$3.42
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.67% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2013

Lifecycle Funds Premier Class	Beginning account value (12/1/12)	Ending account value (5/31/13)	Expenses paid during period (12/1/12–5/31/13	* )	Effective expenses paid during period (12/1/12–5/31/13	† )

Retirement Income Fund actual return	$1,000.00	$1,049.53	$0.77		$2.91
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.87

2010 Fund actual return	$1,000.00	$1,060.62	$0.77		$2.98
5% annual hypothetical return	1,000.00	1,024.18	0.76		2.92

2015 Fund actual return	$1,000.00	$1,069.74	$0.77		$3.10
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.02

2020 Fund actual return	$1,000.00	$1,083.02	$0.78		$3.22
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.13

2025 Fund actual return	$1,000.00	$1,096.43	$0.78		$3.35
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.23

2030 Fund actual return	$1,000.00	$1,108.36	$0.79		$3.47
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.33

2035 Fund actual return	$1,000.00	$1,120.76	$0.79		$3.60
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.43

2040 Fund actual return	$1,000.00	$1,126.40	$0.80		$4.03
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.83

2045 Fund actual return	$1,000.00	$1,127.56	$0.80		$3.66
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.48

2050 Fund actual return	$1,000.00	$1,127.11	$0.80		$3.66
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.48

2055 Fund actual return	$1,000.00	$1,127.75	$0.80		$3.66
5% annual hypothetical return	1,000.00	1,024.18	0.76		3.48

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

10	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.57% for the Retirement Income Fund; 0.58% for the 2010 Fund; 0.60% for the 2015 Fund; 0.62% for the 2020 Fund; 0.64% for the 2025 Fund; 0.66% for the 2030 Fund; 0.68% for the 2035 Fund; 0.69% for the 2045, 2050 and 2055 Funds; and 0.76% for the 2040 Fund.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	11

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2013

All eleven TIAA-CREF Lifecycle Funds produced strong gains for the twelve-month reporting period and outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 12.00% for the Retirement Income Fund to 25.10% for the 2040 Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.26 of a percentage point for the 2055 Fund to 1.25 points for the Retirement Income Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

A vigorous rally lifts global stock prices

Despite signs of slowing growth in many parts of the world, global stock markets posted large gains for the twelve-month period. Investors were encouraged by the temporary budget agreement in the United States, by the Federal Reserve’s continued steps to promote growth and by similar steps taken by the European Central Bank and the Bank of Japan. The rising tide of dollars, euros and yen lifted stock prices in markets throughout the world.

As measured by the Russell 3000® Index, the broad U.S. stock market soared 27.88%, with gains in each of the period’s last seven months. Foreign stocks performed nearly as well: the MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed market nations outside North America and in 21 emerging market nations, climbed 26.93%, in terms of dollars.

The extraordinary returns from U.S. stocks contributed to a downturn in the market for investment-grade U.S. bonds. Bonds have been paying historically low rates of interest, but their generally lower risk continued to make them attractive when stock prices plunged, as they did in the spring of 2012.

With stocks rebounding strongly, the broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned just 0.91% for the twelve-month period. Bonds with maturity dates of less than five years performed better; the Barclays U.S. 1–5 Year Government/Credit Bond Index earned 1.23%.

Year-over-year inflation was just 1.4% at the end of May, and inflation-protected bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), posted a return of –1.79%.

12	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Stock market rally drives the funds’ performance

All eleven Lifecycle Funds posted double-digit gains for the twelve-month period and benefited from the rally in the global equity markets. Funds with greater exposure to stocks had higher returns.

The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by gains from both the international equity and U.S. equity sectors. Results from the International Equity Fund and the Large-Cap Value Fund were particularly strong. Conversely, absolute returns were constrained by weak performance from the fixed-income, short-term fixed-income and inflation-protected assets sectors.

International equity and fixed income boost relative results

Each of the Lifecycle Funds outpaced its respective composite benchmark, largely because of strong relative performance in the international equity and fixed-income sectors.

The largest contributions within the international equity segment came from the International Equity Fund—which outpaced its own benchmark, the MSCI EAFE Index, by more than five-and-a-half percentage points—and the Emerging Markets Equity Fund, which topped its benchmark by more than six points. Another significant contribution to relative performance came from the Large-Cap Growth Fund in the U.S. equity sector. (All results for the underlying funds are for the Institutional Class.)

In the fixed-income sector, the Bond and Bond Plus funds also helped relative performance of the Lifecycle Funds; each outperformed the Barclays U.S. Aggregate Bond Index by more than two-and-one-half percentage points.

These positive effects more than offset detractions from the Enhanced Large-Cap Growth Index and the Enhanced Large-Cap Value Index funds, which underperformed their respective benchmarks. (Performance of the Lifecycle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	13

Lifecycle Retirement Income Fund

Performance as of May 31, 2013

		Total	Average annual
		return	total return

Lifecycle Retirement					since fund
Income Fund	Inception date	1 year	5 years		inception

Retirement Class	11/30/2007	12.00%	4.99%		4.21%
Institutional Class	11/30/2007	12.24	5.25		4.47
Retail Class	11/30/2007	11.99	5.11		4.32
Premier Class	9/30/2009	12.08	5.06	*	4.28	*

Retirement Income Fund
Composite Index†	—	10.75	5.21		4.64	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	0.91	5.50		5.27	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; 10.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/13	for 6/30/13

Equity

U.S. equity	28.1%	30.0%
International equity	12.2	10.0
Fixed income
Fixed income	39.6	40.0

Short-term fixed income	15.3	10.0
Inflation-protected assets	4.7	10.0

Other assets & liabilities, net	0.1	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	15

Lifecycle 2010 Fund

Performance as of May 31, 2013

		Total	Average annual
		return	total return

					since fund
Lifecycle 2010 Fund	Inception date	1 year	5 years		inception

Retirement Class	10/15/2004	13.94%	4.56%		5.59%
Institutional Class	1/17/2007	14.21	4.81		5.79	*
Premier Class	9/30/2009	14.08	4.63	*	5.64	*

2010 Fund Composite Index†	—	12.83	4.68		5.81	‡

Broad market index
Barclays U.S. Aggregate Bond Index	—	0.91	5.50		4.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2010 Fund Composite Index consisted of: 38.5% Barclays U.S. Aggregate Bond Index; 35.3% Russell 3000® Index; 11.8% MSCI EAFE+EM Index; 7.2% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 7.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

16	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity

U.S. equity	33.0%	35.3%
International equity	14.3	11.7

Fixed income
Fixed income	37.9	38.6

Short-term fixed income	9.6	7.2
Inflation-protected assets	4.8	7.2

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	17

Lifecycle 2015 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle 2015 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	15.67%	4.37%		5.68%
Institutional Class	1/17/2007	15.85	4.62		5.87	*
Premier Class	9/30/2009	15.64	4.42	*	5.71	*

2015 Fund Composite Index†	—	14.64	4.48		5.88	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		7.24	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2015 Fund Composite Index consisted of: 40.0% Russell 3000 Index; 36.3% Barclays U.S. Aggregate Bond Index; 13.3% MSCI EAFE+EM Index; 5.2% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 5.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

18	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity

U.S. equity	37.5%	39.9%
International equity	16.0	13.3

Fixed income
Fixed income	35.7	36.4

Short-term fixed income	5.4	5.2
Inflation-protected assets	5.0	5.2

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	19

Lifecycle 2020 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle 2020 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	17.78%	4.15%		5.64%
Institutional Class	1/17/2007	18.04	4.43		5.83	*
Premier Class	9/30/2009	17.92	4.24	*	5.69	*

2020 Fund Composite Index†	—	16.87	4.31		5.86	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		7.24	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2020 Fund Composite Index consisted of: 46.0% Russell 3000 Index; 32.3% Barclays U.S. Aggregate Bond Index; 15.3% MSCI EAFE+EM Index; 3.2% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 3.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

20	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity

U.S. equity	43.2%	45.9%
International equity	18.3	15.3

Fixed income
Fixed income	31.7	32.4

Short-term fixed income	3.5	3.2
Inflation-protected assets	3.0	3.2

Other assets & liabilities, net	0.3	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	21

Lifecycle 2025 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle 2025 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	19.94%	3.94%		5.61%
Institutional Class	1/17/2007	20.37	4.21		5.82	*
Premier Class	9/30/2009	20.14	4.00	*	5.65	*

2025 Fund Composite Index†	—	19.13	4.11		5.84	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		7.24	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2025 Fund Composite Index consisted of: 52.0% Russell 3000 Index; 28.3% Barclays U.S. Aggregate Bond Index; 17.3% MSCI EAFE+EM Index; 1.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L); and 1.2% Barclays U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

22	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/13	for 6/30/13

Equity
U.S. equity	48.9%	51.9%
International equity	20.6	17.3

Fixed income
Fixed income	27.5	28.4

Short-term fixed income	1.5	1.2
Inflation-protected assets	1.1	1.2

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	23

Lifecycle 2030 Fund

Performance as of May 31, 2013
		Total	Average annual
		return	total return

					since fund
Lifecycle 2030 Fund	Inception date	1 year	5 years		inception

Retirement Class	10/15/2004	22.15%	3.64%		5.51%
Institutional Class	1/17/2007	22.50	3.89		5.71	*
Premier Class	9/30/2009	22.16	3.70	*	5.54	*

2030 Fund Composite Index†	—	21.41	3.88		5.81	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		7.24	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2030 Fund Composite Index consisted of: 58.0% Russell 3000 Index; 22.7% Barclays U.S. Aggregate Bond Index; and 19.3% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

24	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/13	for 6/30/13

Equity
U.S. equity	54.5%	57.9%
International equity	22.8	19.3

Fixed income
Fixed income	22.0	22.8

Short-term fixed income	0.3	—

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	25

Lifecycle 2035 Fund

Performance as of May 31, 2013
		Total	Average annual
		return	total return

					since fund
Lifecycle 2035 Fund	Inception date	1 year	5 years		inception

Retirement Class	10/15/2004	24.12%	3.62%		5.69%
Institutional Class	1/17/2007	24.45	3.86		5.87	*
Premier Class	9/30/2009	24.20	3.70	*	5.73	*

2035 Fund Composite Index†	—	23.69	3.94		6.02	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		7.24	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2035 Fund Composite Index consisted of: 64.0% Russell 3000 Index; 21.3% MSCI EAFE+EM Index; and 14.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

26	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/13	for 6/30/13

Equity

U.S. equity	60.1%	63.9%
International equity	25.0	21.3

Fixed income
Fixed income	14.2	14.8

Short-term fixed income	0.3	—

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	27

Lifecycle 2040 Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifecycle 2040 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	10/15/2004	25.10%	3.77%		6.00%
Institutional Class	1/17/2007	25.40	4.03		6.20	*
Premier Class	9/30/2009	25.17	3.84	*	6.04	*

2040 Fund Composite Index†	—	24.80	4.09		6.31	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		7.24	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

28	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity

U.S. equity	63.3%	67.5%
International equity	26.2	22.5

Fixed income
Fixed income	9.8	10.0

Short-term fixed income	0.3	—

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	29

Lifecycle 2045 Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifecycle 2045 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	11/30/2007	25.07%	3.41%		2.12%
Institutional Class	11/30/2007	25.33	3.67		2.37
Premier Class	9/30/2009	25.25	3.51	*	2.21	*

2045 Fund Composite Index†	—	24.80	4.09		3.07	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		4.45	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

30	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity

U.S. equity	63.2%	67.5%
International equity	26.1	22.5

Fixed income
Fixed income	9.7	10.0

Short-term fixed income	0.3	—

Other assets & liabilities, net	0.7	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	31

Lifecycle 2050 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle 2050 Fund	Inception date	1 year	5 years		since fund inception

Retirement Class	11/30/2007	25.07%	3.22%		2.09%
Institutional Class	11/30/2007	25.33	3.48		2.34
Premier Class	9/30/2009	25.25	3.29	*	2.15	*

2050 Fund Composite Index†	—	24.80	4.09		3.07	‡

Broad market index
Russell 3000® Index	—	27.88	5.69		4.45	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on May 31, 2013, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

32	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity

U.S. equity	63.2%	67.5%
International equity	26.1	22.5

Fixed income
Fixed income	9.7	10.0

Short-term fixed income	0.3	—

Other assets & liabilities, net	0.7	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	33

Lifecycle 2055 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle 2055 Fund	Inception date	1 year	since fund inception

Retirement Class	4/29/2011	25.06%	6.84%
Institutional Class	4/29/2011	25.40	7.12
Premier Class	4/29/2011	25.19	6.93

2055 Fund Composite Index*	—	24.80	7.66	†

Broad market index
Russell 3000® Index	—	27.88	10.88	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

34	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity

U.S. equity	63.1%	67.5%
International equity	26.0	22.5

Fixed income
Fixed income	9.8	10.0

Short-term fixed income	0.3	—

Other assets & liabilities, net	0.8	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	35

Portfolio of investments

Lifecycle Retirement Income Fund  ¡  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
7,936,905	TIAA-CREF Bond Fund		$83,575,611	36.6%
105,717	TIAA-CREF Bond Plus Fund		1,130,120	0.5
541,120	TIAA-CREF High-Yield Fund		5,697,995	2.5
			90,403,726	39.6
INFLATION-PROTECTED ASSETS
903,594	TIAA-CREF Inflation-Linked Bond Fund		10,797,949	4.7
			10,797,949	4.7
INTERNATIONAL EQUITY
592,713	TIAA-CREF Emerging Markets Equity Fund		6,537,626	2.9
969,057	TIAA-CREF Enhanced International Equity Index Fund		7,297,000	3.2
292,146	TIAA-CREF Global Natural Resources Fund		2,798,757	1.2
937,045	TIAA-CREF International Equity Fund		9,585,972	4.2
168,691	TIAA-CREF International Opportunities Fund		1,695,347	0.7
			27,914,702	12.2
SHORT-TERM FIXED INCOME
742,186	TIAA-CREF Money Market Fund		742,186	0.3
3,277,240	TIAA-CREF Short-Term Bond Fund		34,312,701	15.0
			35,054,887	15.3
U.S. EQUITY
1,075,717	TIAA-CREF Enhanced Large-Cap Growth Index Fund		11,252,000	4.9
1,245,153	TIAA-CREF Enhanced Large-Cap Value Index Fund		12,190,046	5.3
909,388	TIAA-CREF Growth & Income Fund		10,467,054	4.6
861,411	TIAA-CREF Large-Cap Growth Fund		11,482,605	5.0
743,218	TIAA-CREF Large-Cap Value Fund		12,389,440	5.4
25,394	TIAA-CREF Mid-Cap Growth Fund		573,132	0.3
33,136	TIAA-CREF Mid-Cap Value Fund		710,770	0.3
298,954	TIAA-CREF Small-Cap Equity Fund		5,150,985	2.3
			64,216,032	28.1
	TOTAL TIAA-CREF FUNDS	(Cost $206,803,235)	228,387,296	99.9

	TOTAL PORTFOLIO	(Cost $206,803,235)	228,387,296	99.9
	OTHER ASSETS & LIABILITIES, NET		282,298	0.1
	NET ASSETS		$228,669,594	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ¡  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
30,209,630	TIAA-CREF Bond Fund		$318,107,409	34.3%
733,223	TIAA-CREF Bond Plus Fund		7,838,148	0.8
2,502,236	TIAA-CREF High-Yield Fund		26,348,542	2.8
			352,294,099	37.9
INFLATION-PROTECTED ASSETS
3,734,223	TIAA-CREF Inflation-Linked Bond Fund		44,623,959	4.8
			44,623,959	4.8
INTERNATIONAL EQUITY
2,751,143	TIAA-CREF Emerging Markets Equity Fund		30,345,106	3.3
4,732,661	TIAA-CREF Enhanced International Equity Index Fund		35,636,936	3.8
1,362,000	TIAA-CREF Global Natural Resources Fund		13,047,961	1.4
4,482,009	TIAA-CREF International Equity Fund		45,850,953	4.9
795,438	TIAA-CREF International Opportunities Fund		7,994,147	0.9
			132,875,103	14.3
SHORT-TERM FIXED INCOME
3,216,212	TIAA-CREF Money Market Fund		3,216,212	0.3
8,179,864	TIAA-CREF Short-Term Bond Fund		85,643,179	9.3
			88,859,391	9.6
U.S. EQUITY
5,192,684	TIAA-CREF Enhanced Large-Cap Growth Index Fund		54,315,479	5.9
5,989,884	TIAA-CREF Enhanced Large-Cap Value Index Fund		58,640,965	6.3
4,364,295	TIAA-CREF Growth & Income Fund		50,233,038	5.4
4,038,644	TIAA-CREF Large-Cap Growth Fund		53,835,122	5.8
3,487,692	TIAA-CREF Large-Cap Value Fund		58,139,832	6.3
129,680	TIAA-CREF Mid-Cap Growth Fund		2,926,880	0.3
167,147	TIAA-CREF Mid-Cap Value Fund		3,585,300	0.4
1,423,112	TIAA-CREF Small-Cap Equity Fund		24,520,217	2.6
			306,196,833	33.0
	TOTAL TIAA-CREF FUNDS	(Cost $813,364,332)	924,849,385	99.6

	TOTAL PORTFOLIO	(Cost $813,364,332)	924,849,385	99.6
	OTHER ASSETS & LIABILITIES, NET		3,541,903	0.4
	NET ASSETS		$928,391,288	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	37

Portfolio of investments

Lifecycle 2015 Fund  ¡  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
40,794,428	TIAA-CREF Bond Fund		$429,565,327	30.9%
1,831,024	TIAA-CREF Bond Plus Fund		19,573,642	1.4
4,494,729	TIAA-CREF High-Yield Fund		47,329,501	3.4
			496,468,470	35.7
INFLATION-PROTECTED ASSETS
5,779,832	TIAA-CREF Inflation-Linked Bond Fund		69,068,996	5.0
			69,068,996	5.0
INTERNATIONAL EQUITY
4,578,870	TIAA-CREF Emerging Markets Equity Fund		50,504,931	3.6
8,121,641	TIAA-CREF Enhanced International Equity Index Fund		61,155,958	4.4
2,262,836	TIAA-CREF Global Natural Resources Fund		21,677,967	1.5
7,489,774	TIAA-CREF International Equity Fund		76,620,389	5.5
1,349,285	TIAA-CREF International Opportunities Fund		13,560,317	1.0
			223,519,562	16.0
SHORT-TERM FIXED INCOME
4,765,963	TIAA-CREF Money Market Fund		4,765,963	0.3
6,801,068	TIAA-CREF Short-Term Bond Fund		71,207,184	5.1
			75,973,147	5.4
U.S. EQUITY
8,811,138	TIAA-CREF Enhanced Large-Cap Growth Index Fund		92,164,500	6.6
10,170,260	TIAA-CREF Enhanced Large-Cap Value Index Fund		99,566,848	7.2
7,369,125	TIAA-CREF Growth & Income Fund		84,818,631	6.1
6,920,648	TIAA-CREF Large-Cap Growth Fund		92,252,243	6.6
5,977,537	TIAA-CREF Large-Cap Value Fund		99,645,543	7.2
229,550	TIAA-CREF Mid-Cap Growth Fund		5,180,942	0.4
293,211	TIAA-CREF Mid-Cap Value Fund		6,289,369	0.4
2,407,646	TIAA-CREF Small-Cap Equity Fund		41,483,737	3.0
			521,401,813	37.5
	TOTAL TIAA-CREF FUNDS	(Cost $1,265,839,056)	1,386,431,988	99.6

	TOTAL PORTFOLIO	(Cost $1,265,839,056)	1,386,431,988	99.6
	OTHER ASSETS & LIABILITIES, NET		5,464,348	0.4
	NET ASSETS		$1,391,896,336	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ¡  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
42,380,487	TIAA-CREF Bond Fund		$446,266,526	24.5%
4,790,702	TIAA-CREF Bond Plus Fund		51,212,604	2.8
7,588,148	TIAA-CREF High-Yield Fund		79,903,196	4.4
			577,382,326	31.7
INFLATION-PROTECTED ASSETS
4,606,565	TIAA-CREF Inflation-Linked Bond Fund		55,048,452	3.0
			55,048,452	3.0
INTERNATIONAL EQUITY
6,770,895	TIAA-CREF Emerging Markets Equity Fund		74,682,972	4.1
12,411,725	TIAA-CREF Enhanced International Equity Index Fund		93,460,287	5.1
3,347,288	TIAA-CREF Global Natural Resources Fund		32,067,020	1.8
11,155,327	TIAA-CREF International Equity Fund		114,118,991	6.2
2,025,927	TIAA-CREF International Opportunities Fund		20,360,567	1.1
			334,689,837	18.3
SHORT-TERM FIXED INCOME
6,270,815	TIAA-CREF Money Market Fund		6,270,815	0.3
5,431,772	TIAA-CREF Short-Term Bond Fund		56,870,648	3.2
			63,141,463	3.5
U.S. EQUITY
13,379,971	TIAA-CREF Enhanced Large-Cap Growth Index Fund		139,954,497	7.7
15,439,143	TIAA-CREF Enhanced Large-Cap Value Index Fund		151,149,214	8.3
11,145,052	TIAA-CREF Growth & Income Fund		128,279,547	7.0
10,389,867	TIAA-CREF Large-Cap Growth Fund		138,496,927	7.6
8,977,546	TIAA-CREF Large-Cap Value Fund		149,655,699	8.2
361,718	TIAA-CREF Mid-Cap Growth Fund		8,163,985	0.5
458,621	TIAA-CREF Mid-Cap Value Fund		9,837,430	0.5
3,631,934	TIAA-CREF Small-Cap Equity Fund		62,578,229	3.4
			788,115,528	43.2
	TOTAL TIAA-CREF FUNDS	(Cost $1,630,806,608)	1,818,377,606	99.7

	TOTAL PORTFOLIO	(Cost $1,630,806,608)	1,818,377,606	99.7
	OTHER ASSETS & LIABILITIES, NET		6,168,752	0.3
	NET ASSETS		$1,824,546,358	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	39

Portfolio of investments

Lifecycle 2025 Fund  ¡  May 31, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS (a)

FIXED INCOME
29,699,658	TIAA-CREF Bond Fund		$312,737,397	17.5%
7,952,539	TIAA-CREF Bond Plus Fund		85,012,645	4.7
9,082,790	TIAA-CREF High-Yield Fund		95,641,776	5.3
			493,391,818	27.5
INFLATION-PROTECTED ASSETS
1,620,978	TIAA-CREF Inflation-Linked Bond Fund		19,370,682	1.1
			19,370,682	1.1
INTERNATIONAL EQUITY
7,387,012	TIAA-CREF Emerging Markets Equity Fund		81,478,739	4.6
13,870,211	TIAA-CREF Enhanced International Equity Index Fund		104,442,692	5.8
3,641,571	TIAA-CREF Global Natural Resources Fund		34,886,249	1.9
12,233,629	TIAA-CREF International Equity Fund		125,150,022	7.0
2,246,231	TIAA-CREF International Opportunities Fund		22,574,620	1.3
			368,532,322	20.6
SHORT-TERM FIXED INCOME
6,138,167	TIAA-CREF Money Market Fund		6,138,167	0.3
1,920,933	TIAA-CREF Short-Term Bond Fund		20,112,164	1.2
			26,250,331	1.5
U.S. EQUITY
14,893,442	TIAA-CREF Enhanced Large-Cap Growth Index Fund		155,785,407	8.7
17,172,788	TIAA-CREF Enhanced Large-Cap Value Index Fund		168,121,592	9.4
12,341,253	TIAA-CREF Growth & Income Fund		142,047,824	7.9
11,547,366	TIAA-CREF Large-Cap Growth Fund		153,926,390	8.6
9,982,128	TIAA-CREF Large-Cap Value Fund		166,402,066	9.3
414,208	TIAA-CREF Mid-Cap Growth Fund		9,348,682	0.5
521,743	TIAA-CREF Mid-Cap Value Fund		11,191,388	0.6
4,026,885	TIAA-CREF Small-Cap Equity Fund		69,383,222	3.9
			876,206,571	48.9
	TOTAL TIAA-CREF FUNDS	(Cost $1,576,002,696)	1,783,751,724	99.6

	TOTAL PORTFOLIO	(Cost $1,576,002,696)	1,783,751,724	99.6
	OTHER ASSETS & LIABILITIES, NET		7,312,363	0.4
	NET ASSETS		$1,791,064,087	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ¡  May 31, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS (a)

FIXED INCOME
16,649,182	TIAA-CREF Bond Fund		$175,315,885	10.2%
9,381,412	TIAA-CREF Bond Plus Fund		100,287,296	5.9
9,585,103	TIAA-CREF High-Yield Fund		100,931,130	5.9
			376,534,311	22.0
INTERNATIONAL EQUITY
7,764,788	TIAA-CREF Emerging Markets Equity Fund		85,645,615	5.0
14,852,612	TIAA-CREF Enhanced International Equity Index Fund		111,840,167	6.5
3,807,932	TIAA-CREF Global Natural Resources Fund		36,479,991	2.2
12,900,810	TIAA-CREF International Equity Fund		131,975,290	7.7
2,389,463	TIAA-CREF International Opportunities Fund		24,014,100	1.4
			389,955,163	22.8
SHORT-TERM FIXED INCOME
5,863,894	TIAA-CREF Money Market Fund		5,863,894	0.3
			5,863,894	0.3
U.S. EQUITY
15,848,312	TIAA-CREF Enhanced Large-Cap Growth Index Fund		165,773,346	9.7
18,266,519	TIAA-CREF Enhanced Large-Cap Value Index Fund		178,829,225	10.4
13,116,643	TIAA-CREF Growth & Income Fund		150,972,557	8.8
12,339,825	TIAA-CREF Large-Cap Growth Fund		164,489,862	9.6
10,646,090	TIAA-CREF Large-Cap Value Fund		177,470,325	10.4
450,117	TIAA-CREF Mid-Cap Growth Fund		10,159,137	0.6
564,902	TIAA-CREF Mid-Cap Value Fund		12,117,154	0.7
4,274,128	TIAA-CREF Small-Cap Equity Fund		73,643,232	4.3
			933,454,838	54.5
	TOTAL TIAA-CREF FUNDS	(Cost $1,477,607,267)	1,705,808,206	99.6

	TOTAL PORTFOLIO	(Cost $1,477,607,267)	1,705,808,206	99.6
	OTHER ASSETS & LIABILITIES, NET		7,204,337	0.4
	NET ASSETS		$1,713,012,543	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	41

Portfolio of investments

Lifecycle 2035 Fund  ¡  May 31, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS (a)

FIXED INCOME
4,062,917	TIAA-CREF Bond Fund		$42,782,515	2.5%
9,467,123	TIAA-CREF Bond Plus Fund		101,203,549	5.8
9,666,895	TIAA-CREF High-Yield Fund		101,792,402	5.9
			245,778,466	14.2
INTERNATIONAL EQUITY
8,576,076	TIAA-CREF Emerging Markets Equity Fund		94,594,114	5.5
16,664,643	TIAA-CREF Enhanced International Equity Index Fund		125,484,765	7.2
4,207,085	TIAA-CREF Global Natural Resources Fund		40,303,873	2.3
14,270,518	TIAA-CREF International Equity Fund		145,987,401	8.4
2,663,476	TIAA-CREF International Opportunities Fund		26,767,938	1.6
			433,138,091	25.0
SHORT-TERM FIXED INCOME
5,706,777	TIAA-CREF Money Market Fund		5,706,777	0.3
			5,706,777	0.3
U.S. EQUITY
17,703,714	TIAA-CREF Enhanced Large-Cap Growth Index Fund		185,180,843	10.7
20,409,556	TIAA-CREF Enhanced Large-Cap Value Index Fund		199,809,557	11.5
14,608,317	TIAA-CREF Growth & Income Fund		168,141,734	9.7
13,758,382	TIAA-CREF Large-Cap Growth Fund		183,399,227	10.6
11,880,156	TIAA-CREF Large-Cap Value Fund		198,042,205	11.4
511,124	TIAA-CREF Mid-Cap Growth Fund		11,536,062	0.7
639,502	TIAA-CREF Mid-Cap Value Fund		13,717,313	0.8
4,762,028	TIAA-CREF Small-Cap Equity Fund		82,049,743	4.7
			1,041,876,684	60.1
	TOTAL TIAA-CREF FUNDS	(Cost $1,467,460,124)	1,726,500,018	99.6

	TOTAL PORTFOLIO	(Cost $1,467,460,124)	1,726,500,018	99.6
	OTHER ASSETS & LIABILITIES, NET		7,323,058	0.4
	NET ASSETS		$1,733,823,076	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ¡  May 31, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS (a)

FIXED INCOME
8,449,852	TIAA-CREF Bond Plus Fund		$90,328,914	3.9%
13,004,152	TIAA-CREF High-Yield Fund		136,933,719	5.9
			227,262,633	9.8
INTERNATIONAL EQUITY
12,092,009	TIAA-CREF Emerging Markets Equity Fund		133,374,861	5.7
23,672,551	TIAA-CREF Enhanced International Equity Index Fund		178,254,309	7.7
5,909,192	TIAA-CREF Global Natural Resources Fund		56,610,060	2.4
20,126,484	TIAA-CREF International Equity Fund		205,893,929	8.8
3,772,239	TIAA-CREF International Opportunities Fund		37,911,006	1.6
			612,044,165	26.2
SHORT-TERM FIXED INCOME
7,692,364	TIAA-CREF Money Market Fund		7,692,364	0.3
			7,692,364	0.3
U.S. EQUITY
25,106,101	TIAA-CREF Enhanced Large-Cap Growth Index Fund		262,609,814	11.3
28,944,354	TIAA-CREF Enhanced Large-Cap Value Index Fund		283,365,227	12.2
20,698,801	TIAA-CREF Growth & Income Fund		238,243,202	10.2
19,485,690	TIAA-CREF Large-Cap Growth Fund		259,744,245	11.1
16,826,415	TIAA-CREF Large-Cap Value Fund		280,496,335	12.0
731,135	TIAA-CREF Mid-Cap Growth Fund		16,501,708	0.7
913,536	TIAA-CREF Mid-Cap Value Fund		19,595,356	0.8
6,747,971	TIAA-CREF Small-Cap Equity Fund		116,267,537	5.0
			1,476,823,424	63.3
	TOTAL TIAA-CREF FUNDS	(Cost $1,950,448,930)	2,323,822,586	99.6

	TOTAL PORTFOLIO	(Cost $1,950,448,930)	2,323,822,586	99.6
	OTHER ASSETS & LIABILITIES, NET		9,268,064	0.4
	NET ASSETS		$2,333,090,650	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	43

Portfolio of investments

Lifecycle 2045 Fund  ¡  May 31, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS (a)

FIXED INCOME
2,155,030	TIAA-CREF Bond Plus Fund		$23,037,275	3.8%
3,344,471	TIAA-CREF High-Yield Fund		35,217,279	5.9
			58,254,554	9.7
INTERNATIONAL EQUITY
3,099,948	TIAA-CREF Emerging Markets Equity Fund		34,192,423	5.7
6,068,981	TIAA-CREF Enhanced International Equity Index Fund		45,699,423	7.6
1,518,254	TIAA-CREF Global Natural Resources Fund		14,544,872	2.4
5,127,104	TIAA-CREF International Equity Fund		52,450,275	8.8
969,395	TIAA-CREF International Opportunities Fund		9,742,424	1.6
			156,629,417	26.1
SHORT-TERM FIXED INCOME
2,004,612	TIAA-CREF Money Market Fund		2,004,612	0.3
			2,004,612	0.3
U.S. EQUITY
6,405,351	TIAA-CREF Enhanced Large-Cap Growth Index Fund		66,999,976	11.2
7,391,977	TIAA-CREF Enhanced Large-Cap Value Index Fund		72,367,455	12.1
5,277,568	TIAA-CREF Growth & Income Fund		60,744,812	10.1
5,042,141	TIAA-CREF Large-Cap Growth Fund		67,211,738	11.2
4,342,422	TIAA-CREF Large-Cap Value Fund		72,388,174	12.1
186,932	TIAA-CREF Mid-Cap Growth Fund		4,219,050	0.7
233,622	TIAA-CREF Mid-Cap Value Fund		5,011,201	0.8
1,728,560	TIAA-CREF Small-Cap Equity Fund		29,783,095	5.0
			378,725,501	63.2
	TOTAL TIAA-CREF FUNDS	(Cost $504,183,040)	595,614,084	99.3

	TOTAL PORTFOLIO	(Cost $504,183,040)	595,614,084	99.3
	OTHER ASSETS & LIABILITIES, NET		4,246,023	0.7
	NET ASSETS		$599,860,107	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ¡  May 31, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,170,485	TIAA-CREF Bond Plus Fund		$12,512,483	3.8%
1,822,494	TIAA-CREF High-Yield Fund		19,190,857	5.9
			31,703,340	9.7
INTERNATIONAL EQUITY
1,698,513	TIAA-CREF Emerging Markets Equity Fund		18,734,601	5.7
3,325,771	TIAA-CREF Enhanced International Equity Index Fund		25,043,057	7.6
831,574	TIAA-CREF Global Natural Resources Fund		7,966,483	2.4
2,802,012	TIAA-CREF International Equity Fund		28,664,588	8.8
531,061	TIAA-CREF International Opportunities Fund		5,337,165	1.6
			85,745,894	26.1
SHORT-TERM FIXED INCOME
1,092,776	TIAA-CREF Money Market Fund		1,092,776	0.3
			1,092,776	0.3
U.S. EQUITY
3,508,039	TIAA-CREF Enhanced Large-Cap Growth Index Fund		36,694,091	11.2
4,050,112	TIAA-CREF Enhanced Large-Cap Value Index Fund		39,650,596	12.1
2,887,519	TIAA-CREF Growth & Income Fund		33,235,345	10.1
2,763,773	TIAA-CREF Large-Cap Growth Fund		36,841,092	11.2
2,379,924	TIAA-CREF Large-Cap Value Fund		39,673,334	12.1
102,453	TIAA-CREF Mid-Cap Growth Fund		2,312,362	0.7
128,058	TIAA-CREF Mid-Cap Value Fund		2,746,851	0.8
947,352	TIAA-CREF Small-Cap Equity Fund		16,322,873	5.0
			207,476,544	63.2
	TOTAL TIAA-CREF FUNDS	(Cost $277,269,079)	326,018,554	99.3

	TOTAL PORTFOLIO	(Cost $277,269,079)	326,018,554	99.3
	OTHER ASSETS & LIABILITIES, NET		2,220,595	0.7
	NET ASSETS		$328,239,149	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	45

Portfolio of investments

Lifecycle 2055 Fund  ¡  May 31, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS (a)

FIXED INCOME
120,787	TIAA-CREF Bond Plus Fund		$1,291,213	3.9%
186,783	TIAA-CREF High-Yield Fund		1,966,828	5.9
			3,258,041	9.8
INTERNATIONAL EQUITY
172,296	TIAA-CREF Emerging Markets Equity Fund		1,900,421	5.7
336,720	TIAA-CREF Enhanced International Equity Index Fund		2,535,500	7.6
83,666	TIAA-CREF Global Natural Resources Fund		801,521	2.4
280,855	TIAA-CREF International Equity Fund		2,873,148	8.7
54,031	TIAA-CREF International Opportunities Fund		543,009	1.6
			8,653,599	26.0
SHORT-TERM FIXED INCOME
109,458	TIAA-CREF Money Market Fund		109,458	0.3
			109,458	0.3
U.S. EQUITY
353,301	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,695,533	11.1
408,778	TIAA-CREF Enhanced Large-Cap Value Index Fund		4,001,939	12.0
290,504	TIAA-CREF Growth & Income Fund		3,343,702	10.1
280,832	TIAA-CREF Large-Cap Growth Fund		3,743,487	11.3
242,039	TIAA-CREF Large-Cap Value Fund		4,034,798	12.1
10,324	TIAA-CREF Mid-Cap Growth Fund		233,017	0.7
12,917	TIAA-CREF Mid-Cap Value Fund		277,072	0.8
95,761	TIAA-CREF Small-Cap Equity Fund		1,649,970	5.0
			20,979,518	63.1
	TOTAL TIAA-CREF FUNDS	(Cost $29,670,542)	33,000,616	99.2

	TOTAL PORTFOLIO	(Cost $29,670,542)	33,000,616	99.2
	OTHER ASSETS & LIABILITIES, NET		268,514	0.8
	NET ASSETS		$33,269,130	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	47

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ¡  May 31, 2013

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

ASSETS
Affiliated investments, at value‡	$228,387,296	$924,849,385	$1,386,431,988	$1,818,377,606	$1,783,751,724	$1,705,808,206
Cash	618,737	1,060,283	2,809,773	2,199,940	101,649	2,040,570
Receivable from securities transactions	—	1,047,831	1,384,880	834,626	—	—
Receivable from Fund shares sold	189,934	2,558,763	4,423,401	5,442,212	6,581,586	6,451,925
Dividends and interest receivable	219,478	837,757	1,146,511	1,383,564	1,242,685	1,013,957
Due from affiliates	3,188	9,935	14,481	18,749	18,404	17,601
Other	3,178	20,282	26,633	31,806	30,103	28,736
Total assets	229,421,811	930,384,236	1,396,237,667	1,828,288,503	1,791,726,151	1,715,360,995

LIABILITIES
Management fees payable	1,885	7,668	11,477	15,086	14,828	14,173
Service agreement fees payable	2,055	9,302	13,570	17,237	16,120	14,702
Distribution fees payable	12,108	16,081	24,939	33,939	33,646	33,927
Due to affiliates	1,163	5,468	7,653	10,147	9,677	9,209
Payable for securities transactions	576,750	1,891,331	3,902,880	3,453,126	401,000	2,157,500
Payable for Fund shares redeemed	135,960	—	281,764	82,594	59,212	—
Accrued expenses and other payables	22,296	63,098	99,048	130,016	127,581	118,941
Total liabilities	752,217	1,992,948	4,341,331	3,742,145	662,064	2,348,452

NET ASSETS	$228,669,594	$928,391,288	$1,391,896,336	$1,824,546,358	$1,791,064,087	$1,713,012,543

NET ASSETS CONSIST OF:
Paid-in-capital	$207,581,586	$823,996,659	$1,242,678,889	$1,596,769,485	$1,542,279,968	$1,446,382,128
Undistributed net investment income (loss)	368,701	6,811,924	4,962,965	5,915,983	5,275,185	4,253,167
Accumulated net realized gain (loss) on total investments	(864,754)	(13,902,348)	23,661,550	34,289,892	35,759,906	34,176,309
Net unrealized appreciation (depreciation) on total investments	21,584,061	111,485,053	120,592,932	187,570,998	207,749,028	228,200,939

NET ASSETS	$228,669,594	$928,391,288	$1,391,896,336	$1,824,546,358	$1,791,064,087	$1,713,012,543

RETIREMENT CLASS:
Net assets	$99,400,148	$448,910,605	$656,220,356	$832,093,244	$776,980,458	$708,355,308
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,258,669	35,830,552	54,075,689	67,983,933	63,403,508	57,828,511
Net asset value per share	$10.74	$12.53	$12.14	$12.24	$12.25	$12.25

INSTITUTIONAL CLASS:
Net assets	$65,474,689	$352,955,533	$537,760,890	$726,575,263	$749,262,716	$736,778,704
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,086,542	32,019,002	51,408,901	70,139,761	72,812,072	72,526,121
Net asset value per share	$10.76	$11.02	$10.46	$10.36	$10.29	$10.16

RETAIL CLASS:
Net assets	$50,147,109	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,666,863	—	—	—	—	—
Net asset value per share	$10.75	$—	$—	$—	$—	$—

PREMIER CLASS:
Net assets	$13,647,648	$126,525,150	$197,915,090	$265,877,851	$264,820,913	$267,878,531
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,269,229	11,503,163	18,985,393	25,715,005	25,816,386	26,460,756
Net asset value per share	$10.75	$11.00	$10.42	$10.34	$10.26	$10.12
‡ Affiliated investments, cost	$206,803,235	$813,364,332	$1,265,839,056	$1,630,806,608	$1,576,002,696	$1,477,607,267

48	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	49

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds  ¡  May 31, 2013

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund

ASSETS
Affiliated investments, at value‡	$1,726,500,018	$2,323,822,586	$595,614,084	$326,018,554	$33,000,616
Cash	2,202,022	2,499,559	685,288	166,217	87,303
Receivable from securities transactions	—	—	—	—	—
Receivable from Fund shares sold	6,567,712	8,260,639	3,996,012	2,084,031	240,611
Dividends and interest receivable	772,014	829,163	210,710	115,532	11,731
Due from affiliates	17,808	23,714	6,655	4,014	1,064
Other	28,578	40,945	6,022	3,181	243
Total assets	1,736,088,152	2,335,476,606	600,518,771	328,391,529	33,341,568

LIABILITIES
Management fees payable	14,359	19,347	4,955	2,715	274
Service agreement fees payable	14,390	20,311	5,147	2,965	388
Distribution fees payable	33,750	48,083	10,566	5,493	564
Due to affiliates	9,204	12,688	3,003	1,629	—
Payable for securities transactions	2,074,250	2,124,000	587,000	112,750	64,500
Payable for Fund shares redeemed	—	5,894	—	—	2,362
Accrued expenses and other payables	119,123	155,633	47,993	26,828	4,350
Total liabilities	2,265,076	2,385,956	658,664	152,380	72,438

NET ASSETS	$1,733,823,076	$2,333,090,650	$599,860,107	$328,239,149	$33,269,130

NET ASSETS CONSIST OF:
Paid-in-capital	$1,435,858,322	$1,907,414,726	$504,058,206	$277,881,383	$29,977,552
Undistributed net investment income (loss)	3,114,894	3,214,163	812,896	447,551	37,903
Accumulated net realized gain (loss) on total investments	35,809,966	49,088,105	3,557,961	1,160,740	(76,399)
Net unrealized appreciation (depreciation) on total investments	259,039,894	373,373,656	91,431,044	48,749,475	3,330,074

NET ASSETS	$1,733,823,076	$2,333,090,650	$599,860,107	$328,239,149	$33,269,130

RETIREMENT CLASS:
Net assets	$693,253,158	$977,063,094	$248,237,273	$142,830,112	$18,834,959
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	55,794,392	77,175,666	25,098,868	14,491,728	1,715,721
Net asset value per share	$12.43	$12.66	$9.89	$9.86	$10.98

INSTITUTIONAL CLASS:
Net assets	$775,166,002	$978,672,095	$267,192,390	$141,731,125	$9,903,425
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	76,127,711	95,508,890	26,867,428	14,301,861	900,543
Net asset value per share	$10.18	$10.25	$9.94	$9.91	$11.00

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—
Net asset value per share	$—	$—	$—	$—	$—

PREMIER CLASS:
Net assets	$265,403,916	$377,355,461	$84,430,444	$43,677,912	$4,530,746
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	26,114,441	36,907,170	8,514,001	4,417,241	412,579
Net asset value per share	$10.16	$10.22	$9.92	$9.89	$10.98
‡ Affiliated investments, cost	$1,467,460,124	$1,950,448,930	$504,183,040	$277,269,079	$29,670,542

50	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	51

Statements of operations

TIAA-CREF Lifecycle Funds  ¡  For the year ended May 31, 2013

	Lifecycle
	Retirement	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$3,612,270	$16,961,968	$24,539,454	$31,582,714	$30,570,587	$28,732,915
Total income	3,612,270	16,961,968	24,539,454	31,582,714	30,570,587	28,732,915

EXPENSES
Management fees	179,789	841,020	1,219,764	1,562,438	1,506,345	1,434,781
Shareholder servicing — Retirement Class	211,583	1,112,198	1,543,705	1,933,168	1,814,671	1,640,158
Shareholder servicing — Institutional Class	360	704	887	1,064	1,021	1,031
Shareholder servicing — Retail Class	14,891	—	—	—	—	—
Shareholder servicing — Premier Class	141	285	374	441	431	427
Distribution fees — Retirement Class	42,236	222,238	308,492	386,336	362,654	327,762
Distribution fees — Retail Class	99,838	—	—	—	—	—
Distribution fees — Premier Class	15,587	172,286	267,999	349,066	338,847	335,174
Registration fees	57,772	58,589	64,817	67,775	65,946	65,307
Professional fees	24,168	31,288	35,121	38,723	37,872	37,119
Shareholder reports	16,077	73,403	98,823	125,186	121,879	117,604
Custody and accounting fees	14,904	11,837	11,837	11,837	11,836	11,818
Fund administration fees	9,518	44,980	64,837	83,233	80,019	76,133
Compliance fees	4,659	21,774	31,573	40,407	38,926	37,044
Trustee fees and expenses	1,772	8,309	12,173	15,629	15,075	14,332
Other expenses	16,980	28,856	51,430	69,169	70,082	63,325
Total expenses	710,275	2,627,767	3,711,832	4,684,472	4,465,604	4,162,015
Less: Expenses reimbursed by the investment adviser	(161,416)	(280,733)	(372,964)	(454,784)	(444,374)	(425,408)
Fee waiver by investment adviser and TPIS	(222,025)	(1,063,258)	(1,528,256)	(1,948,775)	(1,868,998)	(1,762,543)
Net expenses	326,834	1,283,776	1,810,612	2,280,913	2,152,232	1,974,064

Net Investment income (loss)	3,285,436	15,678,192	22,728,842	29,301,801	28,418,355	26,758,851

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	260,366	(4,156,551)	35,076,948	41,901,892	39,465,361	38,829,922
Realized gain distributions from affiliated investments	3,086,768	15,072,569	22,002,254	28,064,387	26,680,388	24,775,544
Realized gain (loss) from sale of unaffiliated investments	4,839	—	—	—	—	—
Net realized gain (loss) from investments	3,351,973	10,916,018	57,079,202	69,966,279	66,145,749	63,605,466
Net change in unrealized appreciation (depreciation) from affiliated investments	12,773,975	82,163,855	94,452,649	153,337,089	177,167,953	193,998,950
Net realized and unrealized gain (loss) from investments	16,125,948	93,079,873	151,531,851	223,303,368	243,313,702	257,604,416
Net increase (decrease) in net assets from operations	$19,411,384	$108,758,065	$174,260,693	$252,605,169	$271,732,057	$284,363,267

52	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	53

Statements of operations	concluded

TIAA-CREF Lifecycle Funds  ¡  For the year ended May 31, 2013

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$27,972,411	$37,543,835	$8,395,466	$4,553,381	$416,292
Total income	27,972,411	37,543,835	8,395,466	4,553,381	416,292

EXPENSES
Management fees	1,441,810	1,973,086	441,372	239,589	22,366
Shareholder servicing — Retirement Class	1,624,279	2,307,878	495,801	278,950	36,765
Shareholder servicing — Institutional Class	1,041	1,251	535	456	312
Shareholder servicing — Premier Class	408	561	211	174	189
Distribution fees — Retirement Class	324,602	461,252	99,026	55,661	7,281
Distribution fees — Premier Class	336,347	483,383	92,203	48,492	4,093
Registration fees	62,979	67,396	53,919	49,174	40,911
Professional fees	37,052	42,270	26,591	24,697	22,750
Shareholder reports	121,930	164,595	46,440	29,096	10,144
Custody and accounting fees	11,806	11,783	11,842	11,826	11,942
Fund administration fees	76,406	104,755	23,334	12,674	1,122
Compliance fees	37,213	50,908	11,302	6,138	547
Trustee fees and expenses	14,392	19,720	4,463	2,374	221
Other expenses	62,027	73,768	36,060	21,791	3,249
Total expenses	4,152,292	5,762,606	1,343,099	781,092	161,892
Less: Expenses reimbursed by the investment adviser	(426,442)	(538,536)	(215,291)	(158,959)	(91,620)
Fee waiver by investment adviser and TPIS	(1,766,412)	(2,434,338)	(540,398)	(295,250)	(29,647)
Net expenses	1,959,438	2,789,732	587,410	326,883	40,625

Net Investment income (loss)	26,012,973	34,754,103	7,808,056	4,226,498	375,667

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	39,808,357	64,018,031	(872,256)	(516,566)	(128,683)
Realized gain distributions from affiliated investments	24,011,874	32,709,863	7,350,878	3,987,972	362,236
Realized gain (loss) from sale of unaffiliated investments	—	—	30,308	—	(4,793)
Net realized gain (loss) from investments	63,820,231	96,727,894	6,508,930	3,471,406	228,760
Net change in unrealized appreciation (depreciation) from affiliated investments	219,463,959	307,900,996	82,999,083	45,126,701	4,334,104
Net realized and unrealized gain (loss) from investments	283,284,190	404,628,890	89,508,013	48,598,107	4,562,864
Net increase (decrease) in net assets from operations	$309,297,163	$439,382,993	$97,316,069	$52,824,605	$4,938,531

54	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	55

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ¡  For the year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$3,285,436	$2,449,917	$15,678,192	$13,020,115	$22,728,842	$17,294,411
Net realized gain (loss) from investments		3,351,973	1,814,723	10,916,018	20,283,303	57,079,202	37,085,921
Net change in unrealized appreciation (depreciation) from affiliated investments		12,773,975	(2,910,287)	82,163,855	(33,698,447)	94,452,649	(64,483,150)
Net increase (decrease) in net assets from operations		19,411,384	1,354,353	108,758,065	(395,029)	174,260,693	(10,102,818)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(2,009,335)	(1,628,974)	(9,841,955)	(10,540,885)	(13,751,415)	(13,401,923)
	Institutional Class	(1,183,202)	(833,270)	(7,802,195)	(5,754,171)	(12,174,502)	(7,907,325)
	Retail Class	(937,459)	(765,340)	—	—	—	—
	Premier Class	(237,163)	(230,444)	(2,977,204)	(2,578,867)	(4,820,594)	(3,521,331)
From realized gains:	Retirement Class	(470,385)	—	(651,943)	—	(13,566,213)	(10,401,875)
	Institutional Class	(259,840)	—	(464,074)	—	(10,822,556)	(5,523,589)
	Retail Class	(218,859)	—	—	—	—	—
	Premier Class	(49,974)	—	(186,226)	—	(4,497,044)	(2,539,708)
Total distributions		(5,366,217)	(3,458,028)	(21,923,597)	(18,873,923)	(59,632,324)	(43,295,751)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	33,557,848	35,013,769	69,548,541	98,305,354	106,456,355	133,928,721
	Institutional Class	35,950,645	20,195,703	118,177,397	135,823,141	176,894,470	191,006,657
	Retail Class	19,650,981	13,253,627	—	—	—	—
	Premier Class	11,528,312	8,502,470	44,150,271	64,767,847	66,397,789	110,778,570
Reinvestments of distributions:	Retirement Class	2,479,720	1,628,974	10,493,898	10,540,885	27,317,628	23,803,798
	Institutional Class	1,443,042	833,270	8,266,269	5,754,171	22,997,058	13,430,914
	Retail Class	1,116,843	731,993	—	—	—	—
	Premier Class	287,137	230,444	3,163,430	2,578,867	9,317,638	6,061,039
Redemptions:	Retirement Class	(15,479,961)	(20,487,005)	(110,700,105)	(160,085,280)	(114,133,766)	(207,866,181)
	Institutional Class	(7,617,854)	(8,965,769)	(28,412,394)	(13,510,255)	(30,681,911)	(11,122,490)
	Retail Class	(5,064,329)	(8,910,350)	—	—	—	—
	Premier Class	(8,277,414)	(3,867,445)	(30,485,051)	(18,611,806)	(46,044,402)	(23,172,070)
Net increase (decrease) from shareholder transactions		69,574,970	38,159,681	84,202,256	125,562,924	218,520,859	236,848,958
Net increase (decrease) in net assets		83,620,137	36,056,006	171,036,724	106,293,972	333,149,228	183,450,389
NET ASSETS
Beginning of period		145,049,457	108,993,451	757,354,564	651,060,592	1,058,747,108	875,296,719
End of period		$228,669,594	$145,049,457	$928,391,288	$757,354,564	$1,391,896,336	$1,058,747,108
Undistributed net investment income (loss) included in net assets		$368,701	$260,381	$6,811,924	$6,365,017	$4,962,965	$5,784,997

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	3,211,714	3,547,411	5,759,598	8,800,382	9,053,050	12,130,145
	Institutional Class	3,411,029	2,053,130	11,088,806	13,602,282	17,384,958	19,595,859
	Retail Class	1,877,850	1,338,990	—	—	—	—
	Premier Class	1,098,579	870,411	4,199,917	6,561,138	6,612,826	11,507,539
Shares reinvested:	Retirement Class	240,270	169,839	879,623	982,375	2,383,737	2,282,244
	Institutional Class	139,439	86,823	788,766	608,264	2,329,996	1,484,079
	Retail Class	108,092	76,315	—	—	—	—
	Premier Class	27,777	24,037	302,142	272,896	946,914	671,956
Shares redeemed:	Retirement Class	(1,494,137)	(2,110,016)	(9,196,075)	(14,284,393)	(9,764,488)	(18,654,567)
	Institutional Class	(730,512)	(912,770)	(2,670,158)	(1,353,755)	(3,019,523)	(1,146,554)
	Retail Class	(484,959)	(905,827)	—	—	—	—
	Premier Class	(799,507)	(387,358)	(2,893,192)	(1,854,398)	(4,579,312)	(2,368,718)
Net increase (decrease) from shareholder transactions		6,605,635	3,850,985	8,259,427	13,334,791	21,348,158	25,501,983

56	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	57

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ¡  For the year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$29,301,801	$20,629,339	$28,418,355	$18,924,681	$26,758,851	$17,212,728
Net realized gain (loss) from investments		69,966,279	39,043,282	66,145,749	33,818,215	63,605,466	30,791,915
Net change in unrealized appreciation (depreciation) from affiliated investments		153,337,089	(85,724,495)	177,167,953	(92,201,087)	193,998,950	(98,850,006)
Net increase (decrease) in net assets from operations		252,605,169	(26,051,874)	271,732,057	(39,458,191)	284,363,267	(50,845,363)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(16,360,263)	(15,561,931)	(14,588,554)	(13,939,586)	(11,938,404)	(11,959,762)
	Institutional Class	(15,529,674)	(9,247,446)	(14,943,266)	(8,449,357)	(14,050,812)	(8,054,032)
	Premier Class	(6,109,797)	(4,361,859)	(5,691,955)	(4,067,922)	(5,204,901)	(3,897,367)
From realized gains:	Retirement Class	(15,600,376)	(10,544,311)	(14,416,758)	(8,462,047)	(13,727,575)	(5,971,309)
	Institutional Class	(13,288,033)	(5,621,407)	(13,174,317)	(4,576,445)	(14,248,271)	(3,548,783)
	Premier Class	(5,485,981)	(2,742,191)	(5,272,565)	(2,282,374)	(5,569,549)	(1,781,385)
Total distributions		(72,374,124)	(48,079,145)	(68,087,415)	(41,777,731)	(64,739,512)	(35,212,638)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	136,865,895	183,215,882	135,083,648	172,570,290	120,095,806	147,442,347
	Institutional Class	242,223,506	252,411,496	265,334,343	249,029,428	239,109,627	253,227,921
	Premier Class	90,489,375	137,991,398	93,734,536	130,546,370	91,094,222	128,942,310
Reinvestments of distributions:	Retirement Class	31,960,639	26,106,242	29,005,312	22,401,633	25,665,979	17,931,071
	Institutional Class	28,817,707	14,868,853	28,117,583	13,025,802	28,299,083	11,602,815
	Premier Class	11,595,778	7,104,050	10,964,520	6,350,296	10,774,450	5,678,752
Redemptions:	Retirement Class	(141,310,902)	(243,406,656)	(154,450,353)	(225,503,454)	(141,097,527)	(225,872,361)
	Institutional Class	(25,467,310)	(4,965,038)	(19,501,098)	(4,950,363)	(20,314,636)	(2,486,673)
	Premier Class	(52,924,571)	(32,824,308)	(51,143,432)	(32,705,438)	(46,980,536)	(31,877,502)
Net increase (decrease) from shareholder transactions		322,250,117	340,501,919	337,145,059	330,764,564	306,646,468	304,588,680
Net increase (decrease) in net assets		502,481,162	266,370,900	540,789,701	249,528,642	526,270,223	218,530,679
NET ASSETS
Beginning of period		1,322,065,196	1,055,694,296	1,250,274,386	1,000,745,744	1,186,742,320	968,211,641
End of period		$1,824,546,358	$1,322,065,196	$1,791,064,087	$1,250,274,386	$1,713,012,543	$1,186,742,320
Undistributed net investment income (loss) included in net assets		$5,915,983	$6,604,469	$5,275,185	$5,621,734	$4,253,167	$3,966,810

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	11,674,618	16,788,019	11,641,266	16,062,600	10,450,687	13,982,668
	Institutional Class	24,298,040	26,681,080	27,030,408	26,909,723	24,921,689	28,183,090
	Premier Class	9,211,564	14,777,427	9,720,546	14,343,110	9,660,338	14,637,292
Shares reinvested:	Retirement Class	2,793,762	2,544,468	2,560,045	2,231,238	2,289,560	1,824,117
	Institutional Class	2,980,114	1,701,242	2,959,745	1,534,252	3,046,188	1,413,254
	Premier Class	1,200,391	813,752	1,156,595	749,740	1,163,547	693,376
Shares redeemed:	Retirement Class	(12,118,283)	(22,184,423)	(13,323,149)	(20,881,160)	(12,303,991)	(21,312,281)
	Institutional Class	(2,537,841)	(528,787)	(1,981,077)	(536,890)	(2,096,893)	(277,742)
	Premier Class	(5,384,126)	(3,409,327)	(5,317,749)	(3,464,308)	(5,041,424)	(3,455,143)
Net increase (decrease) from shareholder transactions		32,118,239	37,183,451	34,446,630	36,948,305	32,089,701	35,688,631

58	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	59

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ¡  For the year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$26,012,973	$15,931,801	$34,754,103	$22,188,278	$7,808,056	$3,532,848
Net realized gain (loss) from investments		63,820,231	29,453,269	96,727,894	44,612,225	6,508,930	3,806,661
Net change in unrealized appreciation (depreciation) from affiliated investments		219,463,959	(110,826,422)	307,900,996	(165,626,347)	82,999,083	(20,650,831)
Net increase (decrease) in net assets from operations		309,297,163	(65,441,352)	439,382,993	(98,825,844)	97,316,069	(13,311,322)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(10,548,495)	(10,889,852)	(14,620,990)	(15,923,080)	(3,528,542)	(2,646,968)
	Institutional Class	(13,168,729)	(7,620,062)	(16,677,329)	(10,235,595)	(3,595,504)	(1,639,791)
	Premier Class	(4,688,566)	(3,649,649)	(6,680,720)	(5,087,677)	(1,115,939)	(563,744)
From realized gains:	Retirement Class	(14,587,594)	(5,598,558)	(24,364,481)	(9,360,538)	(1,261,816)	—
	Institutional Class	(15,828,903)	(3,418,745)	(24,031,214)	(5,237,788)	(1,150,063)	—
	Premier Class	(5,983,726)	(1,702,615)	(10,222,077)	(2,706,661)	(378,641)	—
Total distributions		(64,806,013)	(32,879,481)	(96,596,811)	(48,551,339)	(11,030,505)	(4,850,503)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	117,309,066	140,750,898	139,615,974	179,170,785	76,960,196	68,675,874
	Institutional Class	261,819,167	251,773,557	310,501,375	324,380,919	116,487,983	81,594,824
	Premier Class	90,601,404	128,736,408	125,275,281	180,968,542	46,872,297	32,981,480
Reinvestments of distributions:	Retirement Class	25,136,089	16,488,410	38,985,471	25,283,618	4,790,358	2,646,968
	Institutional Class	28,997,632	11,038,807	40,708,543	15,473,383	4,745,567	1,639,791
	Premier Class	10,672,292	5,352,264	16,902,797	7,794,338	1,494,580	563,744
Redemptions:	Retirement Class	(157,524,313)	(213,022,093)	(225,657,075)	(315,459,397)	(27,629,834)	(34,375,053)
	Institutional Class	(15,192,002)	(3,153,581)	(20,894,456)	(2,417,323)	(4,739,057)	(2,250,474)
	Premier Class	(53,171,781)	(30,939,722)	(80,354,168)	(39,118,315)	(14,707,411)	(7,587,163)

Net increase (decrease) from shareholder transactions		308,647,554	307,024,948	345,083,742	376,076,550	204,274,679	143,889,991
Net increase (decrease) in net assets		553,138,704	208,704,115	687,869,924	228,699,367	290,560,243	125,728,166
NET ASSETS
Beginning of period		1,180,684,372	971,980,257	1,645,220,726	1,416,521,359	309,299,864	183,571,698
End of period		$1,733,823,076	$1,180,684,372	$2,333,090,650	$1,645,220,726	$599,860,107	$309,299,864
Undistributed net investment income (loss) included in net assets		$3,114,894	$2,405,290	$3,214,163	$3,023,219	$812,896	$477,072
CHANGE IN FUND SHARES
Shares sold:	Retirement Class	10,179,501	13,313,896	11,957,868	16,674,624	8,486,458	8,368,736
	Institutional Class	27,430,238	28,351,590	32,443,440	36,299,025	12,727,428	9,793,772
	Premier Class	9,674,440	14,764,700	13,359,642	20,669,242	5,226,441	4,010,099
Shares reinvested:	Retirement Class	2,232,335	1,685,931	3,413,789	2,548,752	537,035	348,285
	Institutional Class	3,145,079	1,366,189	4,410,460	1,907,939	529,639	214,913
	Premier Class	1,158,772	663,230	1,833,275	962,264	167,179	73,982
Shares redeemed:	Retirement Class	(13,658,775)	(20,183,750)	(19,291,580)	(29,372,663)	(3,107,830)	(4,160,041)
	Institutional Class	(1,578,807)	(360,788)	(2,159,768)	(275,122)	(516,778)	(281,011)
	Premier Class	(5,708,300)	(3,369,763)	(8,610,932)	(4,252,906)	(1,664,124)	(883,970)
Net increase (decrease) from shareholder transactions		32,874,483	36,231,235	37,356,194	45,161,155	22,385,448	17,484,765

60	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	61

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ¡  For the year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$4,226,498	$1,872,202	$375,667	$151,922
Net realized gain (loss) from investments		3,471,406	2,016,882	228,760	(53,526)
Net change in unrealized appreciation (depreciation) from affiliated investments		45,126,701	(10,951,664)	4,334,104	(848,928)
Net increase (decrease) in net assets from operations		52,824,605	(7,062,580)	4,938,531	(750,532)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,973,301)	(1,419,709)	(248,519)	(154,859)
	Institutional Class	(1,891,749)	(849,842)	(95,484)	(30,228)
	Premier Class	(594,378)	(279,170)	(49,915)	(20,573)
From realized gains:	Retirement Class	(643,268)	—	(90,555)	(3,286)
	Institutional Class	(552,922)	—	(31,142)	(597)
	Premier Class	(184,045)	—	(17,146)	(423)
Total distributions		(5,839,663)	(2,548,721)	(532,761)	(209,966)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	47,436,463	41,194,084	8,195,588	5,088,988
	Institutional Class	63,390,016	43,850,921	9,121,168	1,893,562
	Premier Class	24,830,700	18,580,220	3,322,087	625,865
Reinvestments of distributions:	Retirement Class	2,616,569	1,419,709	339,074	158,145
	Institutional Class	2,444,671	849,842	126,626	30,825
	Premier Class	778,423	279,170	67,061	20,996
Redemptions:	Retirement Class	(14,208,842)	(20,796,893)	(3,298,316)	(1,628,816)
	Institutional Class	(2,614,772)	(1,973,695)	(2,419,099)	(732,154)
	Premier Class	(9,563,861)	(3,678,419)	(722,702)	(210,997)

Net increase (decrease) from shareholder transactions		115,109,367	79,724,939	14,731,487	5,246,414
Net increase (decrease) in net assets		162,094,309	70,113,638	19,137,257	4,285,916
NET ASSETS
Beginning of period		166,144,840	96,031,202	14,131,873	9,845,957
End of period		$328,239,149	$166,144,840	$33,269,130	$14,131,873
Undistributed net investment income (loss) included in net assets		$447,551	$263,962	$37,903	$18,321

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,246,823	5,035,871	808,947	556,918
	Institutional Class	6,959,872	5,282,908	884,477	206,937
	Premier Class	2,782,595	2,258,806	330,832	68,410
Shares reinvested:	Retirement Class	294,327	187,544	34,250	18,760
	Institutional Class	273,760	111,821	12,778	3,657
	Premier Class	87,267	36,781	6,774	2,491
Shares redeemed:	Retirement Class	(1,605,652)	(2,511,196)	(321,147)	(182,007)
	Institutional Class	(285,436)	(250,860)	(227,033)	(80,273)
	Premier Class	(1,089,439)	(435,670)	(73,496)	(22,432)

Net increase (decrease) from shareholder transactions		12,664,117	9,716,005	1,456,382	572,461

62	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	63

Financial highlights

Lifecycle Retirement Income Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.88	$10.06	$ 9.41		$8.84	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.19	0.13		0.18	0.21	0.27
Net realized and unrealized gain (loss) on total investments (f)	0.99	(0.10)	0.69		0.58	0.19	(1.30)

Total gain (loss) from investment operations	1.17	0.09	0.82		0.76	0.40	(1.03)

Less distributions from:
Net investment income	(0.25)	(0.27)	(0.17)		(0.19)	(0.21)	(0.32)
Net realized gains	(0.06)	—	—		—	—	—

Total distributions	(0.31)	(0.27)	(0.17)		(0.19)	(0.21)	(0.32)

Net asset value, end of period	$10.74	$ 9.88	$10.06		$9.41	$8.84	$ 8.65

TOTAL RETURN	12.00%	1.01%	8.78	%(b)	8.65%	4.86%	(10.49	)%(b)
RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$99,400	$72,109	$57,288		$39,682	$19,384	$4,800
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.48%	0.52%	0.53	%(c)	0.70%	1.01%	1.79	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.77%	1.89%	1.93	%(c)	2.04%	2.59%	3.81	%(c)
Portfolio turnover rate	19%	13%	7	%(b)	33%	38%	26	%(b)

64	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Retirement Income Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.90	$10.08	$ 9.43		$ 8.85	$8.65	$10.00
Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.21	0.14		0.21	0.23	0.29
Net realized and unrealized gain (loss) on total investments (f)	0.99	(0.09)	0.69		0.58	0.19	(1.31)
Total gain (loss) from investment operations	1.20	0.12	0.83		0.79	0.42	(1.02)

Less distributions from:
Net investment income	(0.28)	(0.30)	(0.18)		(0.21)	(0.22)	(0.33)
Net realized gains	(0.06)	—	—		—	—	—

Total distributions	(0.34)	(0.30)	(0.18)		(0.21)	(0.22)	(0.33)

Net asset value, end of period	$10.76	$ 9.90	$10.08		$ 9.43	$8.85	$ 8.65
TOTAL RETURN	12.24%	1.27%	8.89	%(b)	9.01%	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$65,475	$32,323	$20,560		$11,111	$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.18%	0.22%	0.23	%(c)	0.41%	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income (loss) to average net assets	2.01%	2.18%	2.15	%(c)	2.27%	2.85%	4.09	%(c)
Portfolio turnover rate	19%	13%	7	%(b)	33%	38%	26	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	65

Financial highlights	continued

Lifecycle Retirement Income Fund ¡ For the period or year ended

	Retail Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.89	$10.07	$ 9.42		$ 8.85	$ 8.65	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.19	0.13		0.19	0.23	0.27
Net realized and unrealized gain (loss) on total investments (f)	0.99	(0.10)	0.69		0.58	0.19	(1.29)
Total gain (loss) from investment operations	1.17	0.09	0.82		0.77	0.42	(1.02)

Less distributions from:
Net investment income	(0.25)	(0.27)	(0.17)		(0.20)	(0.22)	(0.33)
Net realized gains	(0.06)	—	—		—	—	—
Total distributions	(0.31)	(0.27)	(0.17)		(0.20)	(0.22)	(0.33)
Net asset value, end of period	$10.75	$ 9.89	$10.07		$ 9.42	$ 8.85	$ 8.65

TOTAL RETURN	11.99%	1.03%	8.82	%(b)	8.76%	5.16%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$50,147	$31,296	$26,758		$16,652	$8,460	$6,171
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47%	0.47%	0.39	%(c)	0.55%	0.97%	1.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.16	%(c)	0.15%	0.05%	0.00	%(c)
Ratio of net investment income (loss) to average net assets	1.75%	1.90%	2.01	%(c)	2.14%	2.91%	3.93	%(c)
Portfolio turnover rate	19%	13%	7	%(b)	33%	38%	26	%(b)

66	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Retirement Income Fund ¡ For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09 §

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.89	$10.08	$ 9.43		$8.85	$8.85

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.20	0.12		0.17	0.00 (d)
Net realized and unrealized gain (loss) on total investments (f)	0.99	(0.11)	0.70		0.61	—
Total gain (loss) from investment operations	1.18	0.09	0.82		0.78	0.00 (d)

Less distributions from:
Net investment income	(0.26)	(0.28)	(0.17)		(0.20)	—
Net realized gains	(0.06)	—	—		—	—
Total distributions	(0.32)	(0.28)	(0.17)		(0.20)	—
Net asset value, end of period	$10.75	$ 9.89	$10.08		$9.43	$8.85

TOTAL RETURN	12.08%	1.03%	8.82	%(b)	8.86%	0.00%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$13,648	$9,322	$4,387		$1,453	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.33%	0.37%	0.39	%(c)	0.58%	220.71%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15%
Ratio of net investment income (loss) to average net assets	1.80%	2.00%	1.91	%(c)	1.91%	0.00%
Portfolio turnover rate	19%	13%	7	%(b)	33%	38%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.42%, 0.39%, 0.38% and 0.38% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	67

Financial highlights

Lifecycle 2010 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.26	$11.61	$10.76		$10.05	$10.06	$12.04

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.20	0.15		0.21	0.24	0.29
Net realized and unrealized gain (loss) on total investments (f)	1.34	(0.26)	0.96		0.70	0.05	(1.87)
Total gain (loss) from investment operations	1.56	(0.06)	1.11		0.91	0.29	(1.58)

Less distributions from:
Net investment income	(0.27)	(0.29)	(0.26)		(0.20)	(0.21)	(0.34)
Net realized gains	(0.02)	—	—		—	(0.09)	(0.06)
Total distributions	(0.29)	(0.29)	(0.26)		(0.20)	(0.30)	(0.40)
Net asset value, end of period	$12.53	$11.26	$11.61		$10.76	$10.05	$10.06

TOTAL RETURN	13.94%	(0.40)%	10.51	%(b)	9.23%	3.36%	(13.59)%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$448,911	$432,315	$498,029		$469,156	$395,514	$351,907
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.44%	0.45	%(c)	0.46%	0.51%	0.46%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.79%	1.82%	1.97	%(c)	2.07%	2.74%	2.63%
Portfolio turnover rate	18%	13%	8	%(b)	24%	60%	26%

68	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2010 Fund ¡ For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.94	$10.30	$ 9.58		$8.97	$9.02	$10.83

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.20	0.14		0.20	0.23	0.27
Net realized and unrealized gain (loss) on total investments (f)	1.19	(0.24)	0.87		0.63	0.05	(1.66)
Total gain (loss) from investment operations	1.40	(0.04)	1.01		0.83	0.28	(1.39)

Less distributions from:
Net investment income	(0.30)	(0.32)	(0.29)		(0.22)	(0.24)	(0.36)
Net realized gains	(0.02)	—	—		—	(0.09)	(0.06)
Total distributions	(0.32)	(0.32)	(0.29)		(0.22)	(0.33)	(0.42)
Net asset value, end of period	$11.02	$ 9.94	$10.30		$9.58	$8.97	$ 9.02

TOTAL RETURN	14.21%	(0.23)%	10.76	%(b)	9.48%	3.63%	(13.37)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$352,956	$226,848	$102,505		$38,539	$17,753	$9,649
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13%	0.14%	0.15	%(c)	0.16%	0.21%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets	1.99%	2.07%	2.17	%(c)	2.20%	2.88%	2.70%
Portfolio turnover rate	18%	13%	8	%(b)	24%	60%	26%

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	69

Financial highlights	concluded

Lifecycle 2010 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.92	$10.28	$ 9.57		$8.97	$8.97

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.19	0.14		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.18	(0.24)	0.86		0.68	—
Total gain (loss) from investment operations	1.38	(0.05)	1.00		0.82	0.00	(d)

Less distributions from:
Net investment income	(0.28)	(0.31)	(0.29)		(0.22)	—
Net realized gains	(0.02)	—	—		—	—
Total distributions	(0.30)	(0.31)	(0.29)		(0.22)	—
Net asset value, end of period	$11.00	$ 9.92	$10.28		$9.57	$8.97

TOTAL RETURN	14.08%	(0.34)%	10.61	%(b)	9.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$126,525	$98,192	$50,526		$27,054	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.29%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.85%	1.92%	2.10	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	18%	13%	8	%(b)	24%	60%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.43%, 0.41%, 0.39% and 0.40% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

70	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2015 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.98	$11.67	$10.67		$ 9.94	$9.99	$ 12.26

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.20	0.14		0.20	0.22	0.26
Net realized and unrealized gain (loss) on total investments (f)	1.48	(0.41)	1.11		0.72	(0.02)	(2.14)
Total gain (loss) from investment operations	1.69	(0.21)	1.25		0.92	0.20	(1.88)

Less distributions from:
Net investment income	(0.27)	(0.27)	(0.25)		(0.19)	(0.21)	(0.32)
Net realized gains	(0.26)	(0.21)	—		—	(0.04)	(0.07)
Total distributions	(0.53)	(0.48)	(0.25)		(0.19)	(0.25)	(0.39)
Net asset value, end of period	$12.14	$10.98	$11.67		$10.67	$9.94	$ 9.99

TOTAL RETURN	15.67%	(1.55)%	11.87	%(b)	9.36%	2.49%	(15.83)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$656,220	$575,517	$661,257		$580,270	$456,392	$295,996
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.43%	0.45	%(c)	0.46%	0.51%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.78%	1.77%	1.92	%(c)	1.96%	2.55%	2.33%
Portfolio turnover rate	13%	11%	5	%(b)	19%	34%	22%

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	71

Financial highlights	continued

Lifecycle 2015 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.54	$10.21	$ 9.37		$ 8.75	$ 8.84	$10.88

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.19	0.14		0.18	0.20	0.26
Net realized and unrealized gain (loss) on total investments (f)	1.28	(0.35)	0.98		0.65	(0.02)	(1.89)
Total gain (loss) from investment operations	1.48	(0.16)	1.12		0.83	0.18	(1.63)

Less distributions from:
Net investment income	(0.30)	(0.30)	(0.28)		(0.21)	(0.23)	(0.34)
Net realized gains	(0.26)	(0.21)	—		—	(0.04)	(0.07)
Total distributions	(0.56)	(0.51)	(0.28)		(0.21)	(0.27)	(0.41)
Net asset value, end of period	$10.46	$ 9.54	$10.21		$ 9.37	$ 8.75	$ 8.84

TOTAL RETURN	15.85%	(1.26)%	12.11	%(b)	9.62%	2.66%	(15.57)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$537,761	$331,069	$150,938		$50,118	$18,419	$6,896
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13%	0.13%	0.15	%(c)	0.16%	0.21%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets	1.99%	2.02%	2.13	%(c)	2.03%	2.57%	2.61%
Portfolio turnover rate	13%	11%	5	%(b)	19%	34%	22%

72	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2015 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.51	$10.19	$ 9.36		$8.75	$8.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.18	0.13		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.26	(0.36)	0.97		0.69	—
Total gain (loss) from investment operations	1.45	(0.18)	1.10		0.81	0.00	(d)

Less distributions from:
Net investment income	(0.28)	(0.29)	(0.27)		(0.20)	—
Net realized gains	(0.26)	(0.21)	—		—	—
Total distributions	(0.54)	(0.50)	(0.27)		(0.20)	—
Net asset value, end of period	$10.42	$ 9.51	$10.19		$9.36	$8.75

TOTAL RETURN	15.64%	(1.46)%	11.96	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$197,915	$152,161	$63,101		$31,743	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.85%	1.84%	2.07	%(c)	1.36%	0.00	%(c)
Portfolio turnover rate	13%	11%	5	%(b)	19%	34%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.45%, 0.42%, 0.41% and 0.41% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	73

Financial highlights

Lifecycle 2020 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.84	$11.62	$10.47		$ 9.74	$9.87	$12.48

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.19	0.14		0.18	0.20	0.23
Net realized and unrealized gain (loss) on total investments (f)	1.68	(0.55)	1.24		0.72	(0.11)	(2.43)
Total gain (loss) from investment operations	1.89	(0.36)	1.38		0.90	0.09	(2.20)

Less distributions from:
Net investment income	(0.25)	(0.25)	(0.23)		(0.17)	(0.17)	(0.32)
Net realized gains	(0.24)	(0.17)	(0.00	)(d)	—	(0.05)	(0.09)
Total distributions	(0.49)	(0.42)	(0.23)		(0.17)	(0.22)	(0.41)
Net asset value, end of period	$12.24	$10.84	$11.62		$10.47	$9.74	$ 9.87

TOTAL RETURN	17.78%	(2.85)%	13.43	%(b)	9.36%	1.40%	(18.21)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$832,093	$711,358	$795,642		$672,342	$479,735	$277,700
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.43%	0.45	%(c)	0.46%	0.51%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.79%	1.71%	1.85	%(c)	1.80%	2.39%	2.05%
Portfolio turnover rate	12%	8%	4	%(b)	16%	27%	20%

74	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2020 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10		9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.25	$9.99	$9.04		$8.43		$8.58	$10.89

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.18	0.13		0.16		0.18	0.22
Net realized and unrealized gain (loss) on total investments (f)	1.43	(0.47)	1.08		0.64		(0.09)	(2.10)
Total gain (loss) from investment operations	1.63	(0.29)	1.21		0.80		0.09	(1.88)

Less distributions from:
Net investment income	(0.28)	(0.28)	(0.26)		(0.19)		(0.19)	(0.34)
Net realized gains	(0.24)	(0.17)	(0.00	)(d)	(0.00	)(d)	(0.05)	(0.09)
Total distributions	(0.52)	(0.45)	(0.26)		(0.19)		(0.24)	(0.43)
Net asset value, end of period	$10.36	$9.25	$9.99		$9.04		$8.43	$ 8.58

TOTAL RETURN	18.04%	(2.60)%	13.64	%(b)	9.63%		1.66%	(17.95)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$726,575	$419,753	$175,206		$51,076		$16,959	$5,618
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13%	0.13%	0.15	%(c)	0.16%		0.21%	0.19%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%		0.00%	0.00%
Ratio of net investment income (loss) to average net assets	2.00%	1.98%	2.06	%(c)	1.86%		2.44%	2.26%
Portfolio turnover rate	12%	8%	4	%(b)	16%		27%	20%

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	75

Financial highlights	concluded

Lifecycle 2020 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.23	$9.98	$9.04		$8.43	$8.43

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.17	0.13		0.10	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.44	(0.48)	1.07		0.70	—
Total gain (loss) from investment operations	1.62	(0.31)	1.20		0.80	0.00	(d)

Less distributions from:
Net investment income	(0.27)	(0.27)	(0.26)		(0.19)	—
Net realized gains	(0.24)	(0.17)	(0.00	)(d)	—	—
Total distributions	(0.51)	(0.44)	(0.26)		(0.19)	—
Net asset value, end of period	$10.34	$9.23	$9.98		$9.04	$8.43

TOTAL RETURN	17.92%	(2.80)%	13.47	%(b)	9.59%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$265,878	$190,954	$84,846		$38,234	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.86%	1.85%	2.00	%(c)	1.16%	0.00	%(c)
Portfolio turnover rate	12%	8%	4	%(b)	16%	27%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.47%, 0.44%, 0.42% and 0.42% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

76	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2025 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.64	$11.52	$10.25		$ 9.51	$9.75	$12.62

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.18	0.13		0.16	0.18	0.20
Net realized and unrealized gain (loss) on total investments (f)	1.87	(0.68)	1.36		0.74	(0.21)	(2.68)
Total gain (loss) from investment operations	2.08	(0.50)	1.49		0.90	(0.03)	(2.48)

Less distributions from:
Net investment income	(0.24)	(0.24)	(0.22)		(0.16)	(0.15)	(0.31)
Net realized gains	(0.23)	(0.14)	—		—	(0.06)	(0.08)
Total distributions	(0.47)	(0.38)	(0.22)		(0.16)	(0.21)	(0.39)
Net asset value, end of period	$12.25	$10.64	$11.52		$10.25	$9.51	$ 9.75

TOTAL RETURN	19.94%	(4.11)%	14.74	%(b)	9.55%	0.08%	(20.25)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$776,980	$665,020	$750,162		$630,705	$447,297	$246,043
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.43%	0.45	%(c)	0.46%	0.52%	0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.81%	1.65%	1.80	%(c)	1.67%	2.25%	1.74%
Portfolio turnover rate	11%	7%	4	%(b)	15%	22%	17%

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	77

Financial highlights	continued

Lifecycle 2025 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.00	$9.83	$8.78		$8.17	$8.41	$10.93

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.18	0.12		0.14	0.15	0.16
Net realized and unrealized gain (loss) on total investments (f)	1.60	(0.60)	1.18		0.65	(0.16)	(2.27)
Total gain (loss) from investment operations	1.79	(0.42)	1.30		0.79	(0.01)	(2.11)

Less distributions from:
Net investment income	(0.27)	(0.27)	(0.25)		(0.18)	(0.17)	(0.33)
Net realized gains	(0.23)	(0.14)	—		—	(0.06)	(0.08)
Total distributions	(0.50)	(0.41)	(0.25)		(0.18)	(0.23)	(0.41)
Net asset value, end of period	$10.29	$9.00	$9.83		$8.78	$8.17	$ 8.41

TOTAL RETURN	20.37%	(4.00)%	15.01	%(b)	9.76%	0.37%	(20.04)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$749,263	$403,396	$166,006		$50,809	$17,434	$5,096
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13%	0.13%	0.15	%(c)	0.16%	0.22%	0.19%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets	1.99%	1.94%	2.01	%(c)	1.72%	2.20%	1.69%
Portfolio turnover rate	11%	7%	4	%(b)	15%	22%	17%

78	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2025 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.98	$9.80	$8.76		$8.17	$8.17

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.16	0.12		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.58	(0.58)	1.16		0.68	—
Total gain (loss) from investment operations	1.76	(0.42)	1.28		0.76	0.00	(d)

Less distributions from:
Net investment income	(0.25)	(0.26)	(0.24)		(0.17)	—
Net realized gains	(0.23)	(0.14)	—		—	—
Total distributions	(0.48)	(0.40)	(0.24)		(0.17)	—
Net asset value, end of period	$10.26	$8.98	$9.80		$8.76	$8.17

TOTAL RETURN	20.14%	(4.01)%	14.88	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$264,821	$181,859	$84,577		$36,184	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.86%	1.81%	1.99	%(c)	0.97%	0.00	%(c)
Portfolio turnover rate	11%	7%	4	%(b)	15%	22%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.49%, 0.46%, 0.43% and 0.43% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	79

Financial highlights

Lifecycle 2030 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.44	$11.40	$10.01		$ 9.28	$9.65	$12.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.16	0.12		0.14	0.16	0.16
Net realized and unrealized gain (loss) on total investments (f)	2.07	(0.79)	1.48		0.73	(0.34)	(2.91)
Total gain (loss) from investment operations	2.27	(0.63)	1.60		0.87	(0.18)	(2.75)

Less distributions from:
Net investment income	(0.21)	(0.22)	(0.21)		(0.14)	(0.15)	(0.32)
Net realized gains	(0.25)	(0.11)	—		—	(0.04)	(0.09)
Total distributions	(0.46)	(0.33)	(0.21)		(0.14)	(0.19)	(0.41)
Net asset value, end of period	$12.25	$10.44	$11.40		$10.01	$9.28	$ 9.65

TOTAL RETURN	22.15%	(5.40)%	16.12	%(b)	9.51%	(1.41)%	(22.21)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$708,355	$599,240	$717,292		$607,051	$429,188	$222,388
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.43%	0.45	%(c)	0.46%	0.52%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.78%	1.55%	1.68	%(c)	1.50%	2.03%	1.43%
Portfolio turnover rate	12%	5%	4	%(b)	14%	18%	17%

80	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2030 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.73	$ 9.61	$ 8.47		$ 7.87	$ 8.22	$ 10.96

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.16	0.11		0.12	0.14	0.16
Net realized and unrealized gain (loss) on total investments (f)	1.73	(0.68)	1.26		0.64	(0.28)	(2.48)
Total gain (loss) from investment operations	1.92	(0.52)	1.37		0.76	(0.14)	(2.32)

Less distributions from:
Net investment income	(0.24)	(0.25)	(0.23)		(0.16)	(0.17)	(0.33)
Net realized gains	(0.25)	(0.11)	—		—	(0.04)	(0.09)
Total distributions	(0.49)	(0.36)	(0.23)		(0.16)	(0.21)	(0.42)
Net asset value, end of period	$10.16	$ 8.73	$ 9.61		$ 8.47	$ 7.87	$ 8.22

TOTAL RETURN	22.50%	(5.25)%	16.41	%(b)	9.80%	(1.14)%	(21.99)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$736,779	$407,473	$166,564		$45,757	$15,396	$4,003
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13%	0.13%	0.15	%(c)	0.16%	0.22%	0.19%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets	1.97%	1.86%	1.89	%(c)	1.52%	2.10%	1.69%
Portfolio turnover rate	12%	5%	4	%(b)	14%	18%	17%

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	81

Financial highlights	concluded

Lifecycle 2030 Fund  ■  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.71	$ 9.58	$ 8.45		$ 7.87	$ 7.87

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.15	0.11		0.06	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.72	(0.67)	1.25		0.68	—
Total gain (loss) from investment operations	1.89	(0.52)	1.36		0.74	0.00	(d)

Less distributions from:
Net investment income	(0.23)	(0.24)	(0.23)		(0.16)	—
Net realized gains	(0.25)	(0.11)	—		—	—
Total distributions	(0.48)	(0.35)	(0.23)		(0.16)	—
Net asset value, end of period	$10.12	$ 8.71	$ 9.58		$ 8.45	$ 7.87

TOTAL RETURN	22.16%	(5.26)%	16.28	%(b)	9.50%	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$267,879	$180,029	$84,355		$32,600	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.83%	1.74%	1.88	%(c)	0.75%	0.00	%(c)
Portfolio turnover rate	12%	5%	4	%(b)	14%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.51%, 0.47%, 0.44% and 0.44% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

82	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2035 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.42	$11.51	$ 9.96		$ 9.24	$ 9.68	$12.98

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.15	0.11		0.13	0.14	0.14
Net realized and unrealized gain (loss) on total investments (f)	2.26	(0.94)	1.63		0.72	(0.38)	(3.05)
Total gain (loss) from investment operations	2.46	(0.79)	1.74		0.85	(0.24)	(2.91)

Less distributions from:
Net investment income	(0.19)	(0.20)	(0.19)		(0.13)	(0.16)	(0.31)
Net realized gains	(0.26)	(0.10)	—		—	(0.04)	(0.08)
Total distributions	(0.45)	(0.30)	(0.19)		(0.13)	(0.20)	(0.39)
Net asset value, end of period	$12.43	$10.42	$11.51		$ 9.96	$ 9.24	$ 9.68

TOTAL RETURN	24.12%	(6.68)%	17.68	%(b)	9.33%	(1.94)%	(23.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$693,253	$594,181	$716,085		$598,803	$421,832	$197,256
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.43%	0.45	%(c)	0.46%	0.51%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.74%	1.43%	1.56	%(c)	1.33%	1.83%	1.23%
Portfolio turnover rate	12%	4%	7	%(b)	11%	15%	17%

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	83

Financial highlights	continued

Lifecycle 2035 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.61	$ 9.59	$ 8.34		$ 7.75	$ 8.16	$11.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.15	0.11		0.11	0.12	0.14
Net realized and unrealized gain (loss) on total investments (f)	1.87	(0.80)	1.36		0.63	(0.31)	(2.57)
Total gain (loss) from investment operations	2.05	(0.65)	1.47		0.74	(0.19)	(2.43)

Less distributions from:
Net investment income	(0.22)	(0.23)	(0.22)		(0.15)	(0.18)	(0.33)
Net realized gains	(0.26)	(0.10)	—		—	(0.04)	(0.08)
Total distributions	(0.48)	(0.33)	(0.22)		(0.15)	(0.22)	(0.41)
Net asset value, end of period	$10.18	$ 8.61	$ 9.59		$ 8.34	$ 7.75	$ 8.16

TOTAL RETURN	24.45%	(6.55)%	17.84	%(b)	9.67%	(1.67)%	(22.94)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$775,166	$406,001	$170,381		$42,535	$14,247	$3,569
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13%	0.13%	0.15	%(c)	0.16%	0.21%	0.21%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets	1.90%	1.75%	1.76	%(c)	1.33%	1.85%	1.43%
Portfolio turnover rate	12%	4%	7	%(b)	11%	15%	17%

84	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2035 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.60	$ 9.57	$ 8.33		$ 7.75	$ 7.75

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.14	0.10		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.86	(0.79)	1.35		0.69	—
Total gain (loss) from investment operations	2.03	(0.65)	1.45		0.73	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.22)	(0.21)		(0.15)	—
Net realized gains	(0.26)	(0.10)	—		—	—
Total distributions	(0.47)	(0.32)	(0.21)		(0.15)	—
Net asset value, end of period	$10.16	$ 8.60	$ 9.57		$ 8.33	$ 7.75

TOTAL RETURN	24.20%	(6.55)%	17.68	%(b)	9.50%	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$265,404	$180,502	$85,514		$37,314	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.76%	1.63%	1.74	%(c)	0.51%	0.00	%(c)
Portfolio turnover rate	12%	4%	7	%(b)	11%	15%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.53%, 0.48%, 0.45% and 0.45% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	85

Financial highlights

Lifecycle 2040 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.57	$11.73	$10.14		$ 9.40	$ 9.83	$13.16

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.15	0.11		0.13	0.14	0.14
Net realized and unrealized gain (loss) on total investments (f)	2.40	(0.99)	1.68		0.75	(0.37)	(3.09)
Total gain (loss) from investment operations	2.60	(0.84)	1.79		0.88	(0.23)	(2.95)

Less distributions from:
Net investment income	(0.19)	(0.20)	(0.20)		(0.14)	(0.16)	(0.31)
Net realized gains	(0.32)	(0.12)	—		—	(0.04)	(0.07)
Total distributions	(0.51)	(0.32)	(0.20)		(0.14)	(0.20)	(0.38)
Net asset value, end of period	$12.66	$10.57	$11.73		$10.14	$ 9.40	$ 9.83

TOTAL RETURN	25.10%	(7.00)%	17.81	%(b)	9.42%	(1.91)%	(23.09)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$977,063	$857,435	$1,070,202		$893,915	$639,490	$285,171
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.43%	0.43%	0.45	%(c)	0.45%	0.50%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25%
Ratio of net investment income (loss) to average net assets	1.69%	1.39%	1.54	%(c)	1.35%	1.82%	1.23%
Portfolio turnover rate	13%	5%	8	%(b)	10%	14%	16%

86	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2040 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.65	$9.67	$8.40		$7.81	$8.21	$11.04

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.15	0.11		0.11	0.12	0.14
Net realized and unrealized gain (loss) on total investments (f)	1.96	(0.82)	1.38		0.63	(0.31)	(2.58)
Total gain (loss) from investment operations	2.14	(0.67)	1.49		0.74	(0.19)	(2.44)

Less distributions from:
Net investment income	(0.22)	(0.23)	(0.22)		(0.15)	(0.17)	(0.32)
Net realized gains	(0.32)	(0.12)	—		—	(0.04)	(0.07)
Total distributions	(0.54)	(0.35)	(0.22)		(0.15)	(0.21)	(0.39)
Net asset value, end of period	$10.25	$8.65	$9.67		$8.40	$7.81	$8.21

TOTAL RETURN	25.40%	(6.71)%	18.01	%(b)	9.65%	(1.66)%	(22.87)%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$978,672	$526,001	$221,307		$60,554	$21,359	$5,714
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.13%	0.13%	0.15	%(c)	0.15%	0.20%	0.18%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets	1.88%	1.72%	1.76	%(c)	1.32%	1.84%	1.46%
Portfolio turnover rate	13%	5%	8	%(b)	10%	14%	16%

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	87

Financial highlights	concluded

Lifecycle 2040 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.63	$ 9.66	$ 8.40		$ 7.81	$ 7.81

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.14	0.10		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.96	(0.83)	1.38		0.70	—
Total gain (loss) from investment operations	2.12	(0.69)	1.48		0.74	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.22)	(0.22)		(0.15)	—
Net realized gains	(0.32)	(0.12)	—		—	—
Total distributions	(0.53)	(0.34)	(0.22)		(0.15)	—
Net asset value, end of period	$10.22	$ 8.63	$ 9.66		$ 8.40	$ 7.81

TOTAL RETURN	25.17%	(6.92)%	17.83	%(b)	9.61%	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$377,355	$261,785	$125,013		$49,852	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.28%	0.30	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.72%	1.61%	1.71	%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	13%	5%	8	%(b)	10%	14%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.61%, 0.49%, 0.45% and 0.45% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

88	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2045 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.10	$ 8.90	$ 7.70		$ 7.14	$ 7.56	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.12	0.08		0.09	0.07	0.09
Net realized and unrealized gain (loss) on total investments (f)	1.86	(0.76)	1.27		0.57	(0.33)	(2.31)
Total gain (loss) from investment operations	2.01	(0.64)	1.35		0.66	(0.26)	(2.22)

Less distributions from:
Net investment income	(0.16)	(0.16)	(0.15)		(0.10)	(0.12)	(0.22)
Net realized gains	(0.06)	—	—		—	(0.04)	—
Total distributions	(0.22)	(0.16)	(0.15)		(0.10)	(0.16)	(0.22)
Net asset value, end of period	$ 9.89	$ 8.10	$ 8.90		$ 7.70	$ 7.14	$ 7.56

TOTAL RETURN	25.07%	(7.03)%	17.65	%(b)	9.32%	(2.93)%	(22.69	)%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$248,237	$155,417	$130,113		$84,309	$30,587	$3,287
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45%	0.48%	0.49	%(c)	0.64%	0.98%	6.60	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.68%	1.41%	1.45	%(c)	1.17%	1.21%	1.38	%(c)
Portfolio turnover rate	9%	9%	8	%(b)	18%	8%	27	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	89

Financial highlights	continued

Lifecycle 2045 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.14	$ 8.94	$ 7.73		$ 7.16	$ 7.57	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.14	0.09		0.09	0.12	0.15
Net realized and unrealized gain (loss) on total investments (f)	1.87	(0.76)	1.28		0.59	(0.37)	(2.36)
Total gain (loss) from investment operations	2.04	(0.62)	1.37		0.68	(0.25)	(2.21)

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.16)		(0.11)	(0.12)	(0.22)
Net realized gains	(0.06)	—	—		—	(0.04)	—
Total distributions	(0.24)	(0.18)	(0.16)		(0.11)	(0.16)	(0.22)
Net asset value, end of period	$ 9.94	$ 8.14	$ 8.94		$ 7.73	$ 7.16	$ 7.57

TOTAL RETURN	25.33%	(6.77)%	17.92	%(b)	9.58%	(2.68)%	(22.57	)%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$267,192	$115,021	$39,323		$7,970	$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15%	0.17%	0.19	%(c)	0.35%	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income (loss) to average net assets	1.89%	1.68%	1.55	%(c)	1.29%	1.92%	2.24	%(c)
Portfolio turnover rate	9%	9%	8	%(b)	18%	8%	27	%(b)

90	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle 2045 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.12	$ 8.92	$ 7.72		$ 7.16	$ 7.16

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.13	0.08		0.06	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.87	(0.75)	1.28		0.61	—
Total gain (loss) from investment operations	2.03	(0.62)	1.36		0.67	0.00	(d)

Less distributions from:
Net investment income	(0.17)	(0.18)	(0.16)		(0.11)	—
Net realized gains	(0.06)	—	—		—	—
Total distributions	(0.23)	(0.18)	(0.16)		(0.11)	—
Net asset value, end of period	$ 9.92	$ 8.12	$ 8.92		$ 7.72	$ 7.16

TOTAL RETURN	25.25%	(6.87)%	17.76	%(b)	9.39%	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$84,430	$38,862	$14,136		$2,975	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30%	0.32%	0.34	%(c)	0.50%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.72%	1.53%	1.51	%(c)	0.79%	0.00	%(c)
Portfolio turnover rate	9%	9%	8	%(b)	18%	8%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.54%, 0.49%, 0.46% and 0.45% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	91

Financial highlights

Lifecycle 2050 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09		9/30/08	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.07	$ 8.86	$ 7.71		$ 7.15	$ 7.62		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.11	0.08		0.09	0.08		0.11
Net realized and unrealized gain (loss) on total investments (f)	1.85	(0.74)	1.28		0.57	(0.42)		(2.27)
Total gain (loss) from investment operations	2.00	(0.63)	1.36		0.66	(0.34)		(2.16)

Less distributions from:
Net investment income	(0.16)	(0.16)	(0.15)		(0.10)	(0.13)		(0.22)
Net realized gains	(0.05)	—	(0.06)		—	(0.00	)(d)	—
Total distributions	(0.21)	(0.16)	(0.21)		(0.10)	(0.13)		(0.22)
Net asset value, end of period	$ 9.86	$ 8.07	$ 8.86		$ 7.71	$ 7.15		$ 7.62

TOTAL RETURN	25.07%	(6.97)%	17.79	%(b)	9.38%	(4.08)%		(22.08	)%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$142,830	$85,178	$69,466		$40,745	$14,383		$1,973
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47%	0.52%	0.53	%(c)	0.83%	1.45%		7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%		0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.66%	1.40%	1.44	%(c)	1.16%	1.34%		1.67	%(c)
Portfolio turnover rate	8%	6%	8	%(b)	24%	18%		73	%(b)

92	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights	continued

Lifecycle 2050 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09		9/30/08	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.11	$ 8.90	$ 7.75		$ 7.18	$ 7.64		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.14	0.09		0.10	0.12		0.15
Net realized and unrealized gain (loss) on total investments (f)	1.86	(0.75)	1.28		0.58	(0.45)		(2.29)
Total gain (loss) from investment operations	2.03	(0.61)	1.37		0.68	(0.33)		(2.14)

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.16)		(0.11)	(0.13)		(0.22)
Net realized gains	(0.05)	—	(0.06)		—	(0.00	)(d)	—
Total distributions	(0.23)	(0.18)	(0.22)		(0.11)	(0.13)		(0.22)
Net asset value, end of period	$ 9.91	$ 8.11	$ 8.90		$ 7.75	$ 7.18		$ 7.64

TOTAL RETURN	25.33%	(6.72)%	17.89	%(b)	9.63%	(3.81)%		(21.86	)%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$141,731	$59,624	$19,661		$5,599	$1,633		$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17%	0.21%	0.24	%(c)	0.54%	1.18%		7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%		0.00	%(c)
Ratio of net investment income (loss) to average net assets	1.89%	1.68%	1.56	%(c)	1.35%	2.02%		2.24	%(c)
Portfolio turnover rate	8%	6%	8	%(b)	24%	18%		73	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	93

Financial highlights	concluded

Lifecycle 2050 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	§

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.09	$ 8.89	$ 7.74		$ 7.18	$ 7.18

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.12	0.08		0.08	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.86	(0.75)	1.29		0.59	—
Total gain (loss) from investment operations	2.02	(0.63)	1.37		0.67	0.00	(d)

Less distributions from:
Net investment income	(0.17)	(0.17)	(0.16)		(0.11)	—
Net realized gains	(0.05)	—	(0.06)		—	—
Total distributions	(0.22)	(0.17)	(0.22)		(0.11)	—
Net asset value, end of period	$ 9.89	$ 8.09	$ 8.89		$ 7.74	$ 7.18

TOTAL RETURN	25.25%	(6.93)%	17.86	%(b)	9.45%	0.00	%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$43,678	$21,343	$6,904		$1,100	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32%	0.36%	0.39	%(c)	0.70%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%	0.15	%(c)	0.15%	0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.74%	1.53%	1.49	%(c)	1.09%	0.00	%(c)
Portfolio turnover rate	8%	6%	8	%(b)	24%	18%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.54%, 0.49%, 0.46% and 0.45% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on November 30, 2007.
§	The Premier Class commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

94	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Financial highlights

Lifecycle 2055 Fund  ¡  For the period or year ended

	Retirement Class					Institutional Class
	5/31/13	5/31/12		5/31/11	*	5/31/13	5/31/12		5/31/11	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.99	$ 9.85		$10.00		$ 9.00	$ 9.85		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.13		0.00	(d)	0.18	0.15		0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.06	(0.81)		(0.15)		2.07	(0.81)		(0.15)
Total gain (loss) from investment operations	2.22	(0.68)		(0.15)		2.25	(0.66)		(0.15)

Less distributions from:
Net investment income	(0.17)	(0.18)		—		(0.19)	(0.19)		—
Net realized gains	(0.06)	(0.00	)(d)	—		(0.06)	(0.00	)(d)	—
Total distributions	(0.23)	(0.18)		—		(0.25)	(0.19)		—
Net asset value, end of period	$10.98	$ 8.99		$ 9.85		$11.00	$ 9.00		$ 9.85

TOTAL RETURN	25.06%	(6.79)%		(1.50	)%(b)	25.40%	(6.55)%		(1.50	)%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$18,835	$10,725		$7,877		$9,903	$2,072		$985
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.81%	1.41%		8.55	%(c)	0.51%	1.12%		8.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%		0.25	%(c)	0.00%	0.00%		0.00	%(c)
Ratio of net investment income (loss) to average net assets	1.64%	1.38%		0.23	%(c)	1.79%	1.61%		0.47	%(c)
Portfolio turnover rate	26%	44%		1	%(b)	26%	44%		1	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	95

Financial highlights	concluded

Lifecycle 2055 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12		5/31/11	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 8.99	$ 9.85		$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.14		0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.06	(0.82)		(0.15)
Total gain (loss) from investment operations	2.23	(0.68)		(0.15)

Less distributions from:
Net investment income	(0.18)	(0.18)		—
Net realized gains	(0.06)	(0.00	)(d)	—
Total distributions	(0.24)	(0.18)		—
Net asset value, end of period	$10.98	$ 8.99		$ 9.85

TOTAL RETURN	25.19%	(6.73)%		(1.50	)%(b)
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$4,531	$1,335		$985
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.66%	1.28%		9.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15%		0.15	%(c)
Ratio of net investment income (loss) to average net assets	1.72%	1.50%		0.32	%(c)
Portfolio turnover rate	26%	44%		1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012 and May 31, 2011 were 0.54%, 0.49% and 0.48% respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on April 29, 2011.

96	2013 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Reclassification: Short-term capital gain distributions have been reclassified from dividends from affiliated investments to realized gain distributions from affiliated investments in the Statements of Operations. Short-term capital gain distributions have been reclassified from net investment income (loss) to net realized gain (loss) from investments, as well as an associated adjustment to the undistributed net investment income (loss) included in net assets in the Statements of Changes in Net Assets. The Financial Highlights reflect these reclassifications.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions including short-term

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	97

Notes to financial statements

capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2013, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

98	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2013, there were no transfers between levels by the Funds.

As of May 31, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2014. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	99

Notes to financial statements

shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. Prior to January 1, 2013, the Retirement Class of each Fund reimbursed TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2014. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with approval of the Board.

100	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of May 31, 2013:

Fund	TIAA	TIAA Access

Lifecycle Retirement Income	—%	9%
Lifecycle 2010	—	7
Lifecycle 2015	—	8
Lifecycle 2020	—	8
Lifecycle 2025	—	8
Lifecycle 2030	—	8
Lifecycle 2035	—	8
Lifecycle 2040	—	7
Lifecycle 2045	—	11
Lifecycle 2050	—	13
Lifecycle 2055	35	—

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss )	income	May 31, 2013

Lifecycle Retirement Income
TIAA-CREF Bond	$56,869,254	$32,600,748	$4,603,697	$1,672,079	$1,625,288	$83,575,611
TIAA-CREF Bond Plus	728,144	441,146	36,886	12,018	26,095	1,130,120
TIAA-CREF Emerging Markets Equity	3,734,673	2,755,671	759,079	(79,568)	61,353	6,537,626
TIAA-CREF Enhanced International Equity Index	5,229,161	3,305,442	2,532,252	(38,232)	191,310	7,297,000
TIAA-CREF Enhanced Large-Cap Growth Index	7,775,068	3,536,094	1,273,196	305,874	112,618	11,252,000
TIAA-CREF Enhanced Large-Cap Value Index	7,493,597	3,885,577	1,319,632	199,721	200,830	12,190,046
TIAA-CREF Global Natural Resources	1,413,126	1,671,719	302,075	(17,608)	42,718	2,798,757
TIAA-CREF Growth & Income	6,509,409	3,317,606	817,177	330,741	109,805	10,467,054
TIAA-CREF High-Yield	727,029	4,998,411	172,816	12,395	208,401	5,697,995
TIAA-CREF Inflation-Linked Bond	14,662,899	8,011,587	11,391,984	315,709	310,688	10,797,949
TIAA-CREF International Equity	5,203,568	4,238,022	2,099,258	97,040	155,708	9,585,972
TIAA-CREF International Opportunities	—	1,719,947	—	—	—	1,695,347
TIAA-CREF Large-Cap Growth	7,786,059	4,107,379	2,191,358	296,291	41,290	11,482,605
TIAA-CREF Large-Cap Value	7,494,247	4,395,178	2,107,362	117,025	181,334	12,389,440
TIAA-CREF Mid-Cap Growth	572,071	209,049	300,399	27,592	3,351	573,132
TIAA-CREF Mid-Cap Value	573,693	292,206	286,825	18,008	9,234	710,770
TIAA-CREF Money Market	—	2,312,346	1,570,160	—	89	742,186
TIAA-CREF Short-Term Bond	14,532,392	20,527,242	735,082	15,864	286,397	34,312,701
TIAA-CREF Small-Cap Equity	3,183,353	1,459,725	420,644	62,185	45,761	5,150,985

	$144,487,743	$103,785,095	$32,919,882	$3,347,134	$3,612,270	$228,387,296

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	101

Notes to financial statements

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss )	income	May 31, 2013

Lifecycle 2010
TIAA-CREF Bond	$279,194,468	$73,554,932	$30,095,623	$7,433,498	$7,164,577	$318,107,409
TIAA-CREF Bond Plus	6,902,838	1,396,763	475,762	100,373	215,765	7,838,148
TIAA-CREF Emerging Markets Equity	23,471,356	7,552,318	5,475,493	(590,908)	333,185	30,345,106
TIAA-CREF Enhanced International Equity Index	32,863,879	9,119,005	14,157,554	(3,186,041)	1,126,287	35,636,936
TIAA-CREF Enhanced Large-Cap Growth Index	48,969,552	7,473,934	8,950,041	2,044,560	633,840	54,315,479
TIAA-CREF Enhanced Large-Cap Value Index	47,214,371	7,720,476	8,304,146	1,359,042	1,129,818	58,640,965
TIAA-CREF Global Natural Resources	8,885,259	5,577,375	1,721,518	(96,693)	230,433	13,047,961
TIAA-CREF Growth & Income	40,997,311	6,516,095	5,407,136	2,117,848	624,279	50,233,038
TIAA-CREF High-Yield	6,896,796	19,391,877	868,529	69,175	1,139,955	26,348,542
TIAA-CREF Inflation-Linked Bond	51,846,966	16,537,214	21,708,604	481,858	1,055,930	44,623,959
TIAA-CREF International Equity	32,735,204	13,582,315	13,063,441	(2,187,923)	836,798	45,850,953
TIAA-CREF International Opportunities	—	8,110,116	3,074	9	—	7,994,147
TIAA-CREF Large-Cap Growth	49,083,428	7,828,298	13,123,106	2,438,736	230,443	53,835,122
TIAA-CREF Large-Cap Value	47,191,020	7,379,172	11,081,917	132,337	1,012,324	58,139,832
TIAA-CREF Mid-Cap Growth	3,607,899	472,141	1,695,462	246,723	20,188	2,926,880
TIAA-CREF Mid-Cap Value	3,615,514	701,150	1,500,233	159,005	54,954	3,585,300
TIAA-CREF Money Market	—	9,835,257	6,619,045	—	380	3,216,212
TIAA-CREF Short-Term Bond	51,455,436	36,403,283	2,345,989	50,710	897,251	85,643,179
TIAA-CREF Small-Cap Equity	20,053,659	2,733,638	3,431,562	343,709	255,561	24,520,217

	$754,984,956	$241,885,359	$150,028,235	$10,916,018	$16,961,968	$924,849,385

102	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss	)	income	May 31, 2013

Lifecycle 2015
TIAA-CREF Bond	$344,886,177	$121,237,870	$30,262,269	$12,341,691		$9,229,386	$429,565,327
TIAA-CREF Bond Plus	17,341,383	3,399,857	1,206,364	321,784		540,603	19,573,642
TIAA-CREF Emerging Markets Equity	37,498,993	12,633,678	7,316,212	898,696		538,470	50,504,931
TIAA-CREF Enhanced International Equity Index	52,512,508	14,741,125	19,013,327	1,871,538		1,914,675	61,155,958
TIAA-CREF Enhanced Large-Cap Growth Index	78,287,115	13,629,540	10,953,133	6,708,927		1,049,181	92,164,500
TIAA-CREF Enhanced Large-Cap Value Index	75,493,597	15,313,865	11,003,492	5,306,424		1,870,992	99,566,848
TIAA-CREF Global Natural Resources	14,201,395	9,130,871	2,077,107	180,967		370,845	21,677,967
TIAA-CREF Growth & Income	65,548,214	12,411,895	6,470,396	5,507,555		1,022,977	84,818,631
TIAA-CREF High-Yield	17,284,082	30,004,307	1,805,792	335,391		2,118,543	47,329,501
TIAA-CREF Inflation-Linked Bond	51,183,166	23,162,474	2,242,135	719,180		1,054,153	69,068,996
TIAA-CREF International Equity	52,312,484	21,564,349	17,557,040	3,363,269		1,348,516	76,620,389
TIAA-CREF International Opportunities	—	13,769,396	16,875	773		—	13,560,317
TIAA-CREF Large-Cap Growth	78,473,880	14,059,428	16,803,870	9,986,475		379,517	92,252,243
TIAA-CREF Large-Cap Value	75,456,052	15,189,217	15,113,772	5,446,465		1,666,684	99,645,543
TIAA-CREF Mid-Cap Growth	5,771,298	806,521	2,316,613	1,057,772		34,808	5,180,942
TIAA-CREF Mid-Cap Value	5,783,200	1,212,540	2,006,491	754,314		94,096	6,289,369
TIAA-CREF Money Market	—	14,722,873	9,956,910	—		565	4,765,963
TIAA-CREF Short-Term Bond	50,696,413	22,044,609	1,752,697	158,090		884,441	71,207,184
TIAA-CREF Small-Cap Equity	32,065,748	4,878,391	3,931,625	2,119,891		421,002	41,483,737

	$1,054,795,705	$363,912,806	$161,806,120	$57,079,202		$24,539,454	$1,386,431,988

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	103

Notes to financial statements

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss	)	income	May 31, 2013

Lifecycle 2020
TIAA-CREF Bond	$343,181,098	$144,375,560	$34,616,298	$12,688,843		$9,351,184	$446,266,526
TIAA-CREF Bond Plus	43,405,732	10,018,817	2,280,613	782,499		1,382,728	51,212,604
TIAA-CREF Emerging Markets Equity	53,685,711	18,117,723	8,160,005	1,004,846		778,959	74,682,972
TIAA-CREF Enhanced International Equity Index	75,193,792	22,342,683	23,154,142	2,791,853		2,894,077	93,460,287
TIAA-CREF Enhanced Large-Cap Growth Index	112,145,006	23,424,331	12,179,604	9,003,829		1,551,330	139,954,497
TIAA-CREF Enhanced Large-Cap Value Index	108,110,989	26,281,255	12,403,524	6,848,208		2,762,248	151,149,214
TIAA-CREF Global Natural Resources	20,327,542	13,536,088	2,355,124	223,116		535,728	32,067,020
TIAA-CREF Growth & Income	93,897,878	21,211,731	6,465,355	7,108,291		1,495,014	128,279,547
TIAA-CREF High-Yield	35,000,486	44,088,644	2,501,683	619,930		3,619,672	79,903,196
TIAA-CREF Inflation-Linked Bond	37,077,450	21,641,728	1,253,583	445,201		783,876	55,048,452
TIAA-CREF International Equity	74,868,673	30,858,212	20,854,025	4,243,724		1,929,783	114,118,991
TIAA-CREF International Opportunities	—	20,662,185	11,278	517		—	20,360,567
TIAA-CREF Large-Cap Growth	112,370,580	20,641,509	18,903,361	12,466,886		557,079	138,496,927
TIAA-CREF Large-Cap Value	108,078,934	23,141,540	17,139,724	6,644,165		2,450,080	149,655,699
TIAA-CREF Mid-Cap Growth	8,260,924	1,292,816	2,789,430	1,375,823		53,260	8,163,985
TIAA-CREF Mid-Cap Value	8,277,794	1,984,315	2,389,138	951,913		143,104	9,837,430
TIAA-CREF Money Market	—	19,527,395	13,256,580	—		738	6,270,815
TIAA-CREF Short-Term Bond	36,784,449	21,086,272	1,139,004	104,344		675,087	56,870,648
TIAA-CREF Small-Cap Equity	45,929,770	8,171,433	4,009,950	2,662,291		618,767	62,578,229

	$1,316,596,808	$492,404,237	$185,862,421	$69,966,279		$31,582,714	$1,818,377,606

104	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss	)	income	May 31, 2013

Lifecycle 2025
TIAA-CREF Bond	$236,825,777	$113,278,876	$32,721,257	$9,440,316		$6,465,088	$312,737,397
TIAA-CREF Bond Plus	66,659,149	22,143,796	3,806,047	1,251,398		2,202,116	85,012,645
TIAA-CREF Emerging Markets Equity	57,191,768	19,813,788	7,311,441	978,577		831,359	81,478,739
TIAA-CREF Enhanced International Equity Index	80,160,649	25,040,217	21,566,490	3,180,743		3,212,775	104,442,692
TIAA-CREF Enhanced Large-Cap Growth Index	119,659,241	28,376,495	10,337,833	8,768,088		1,682,988	155,785,407
TIAA-CREF Enhanced Large-Cap Value Index	115,365,956	31,936,453	10,949,434	6,620,760		2,999,263	168,121,592
TIAA-CREF Global Natural Resources	21,668,637	14,658,844	1,998,593	198,073		570,010	34,886,249
TIAA-CREF Growth & Income	100,190,717	25,778,703	5,300,239	7,096,326		1,614,482	142,047,824
TIAA-CREF High-Yield	45,928,409	48,758,873	3,139,774	723,036		4,359,554	95,641,776
TIAA-CREF Inflation-Linked Bond	9,644,575	10,866,498	294,022	98,977		222,025	19,370,682
TIAA-CREF International Equity	79,793,965	34,289,887	20,274,182	4,358,017		2,057,507	125,150,022
TIAA-CREF International Opportunities	—	22,901,623	5,069	232		—	22,574,620
TIAA-CREF Large-Cap Growth	119,927,974	24,370,356	16,913,677	12,056,725		602,836	153,926,390
TIAA-CREF Large-Cap Value	115,313,518	28,666,036	16,317,171	6,451,959		2,651,685	166,402,066
TIAA-CREF Mid-Cap Growth	8,814,665	1,492,849	2,510,583	1,445,316		59,470	9,348,682
TIAA-CREF Mid-Cap Value	8,831,154	2,356,254	2,175,415	965,973		158,905	11,191,388
TIAA-CREF Money Market	—	19,341,090	13,202,922	—		721	6,138,167
TIAA-CREF Short-Term Bond	9,562,992	10,788,800	255,464	18,433		210,365	20,112,164
TIAA-CREF Small-Cap Equity	49,011,795	10,066,082	3,278,439	2,492,800		669,438	69,383,222

	$1,244,550,941	$494,925,520	$172,358,052	$66,145,749		$30,570,587	$1,783,751,724

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	105

Notes to financial statements

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss	)	income	May 31, 2013

Lifecycle 2030
TIAA-CREF Bond	$133,814,039	$75,039,690	$31,062,564	$5,863,376		$3,559,992	$175,315,885
TIAA-CREF Bond Plus	72,874,717	32,636,378	5,139,932	1,464,666		2,490,634	100,287,296
TIAA-CREF Emerging Markets Equity	60,179,964	20,651,455	7,577,151	1,011,246		871,673	85,645,615
TIAA-CREF Enhanced International Equity Index	84,362,509	26,608,943	21,346,511	3,490,276		3,459,024	111,840,167
TIAA-CREF Enhanced Large-Cap Growth Index	126,677,835	29,326,226	9,437,512	8,714,204		1,787,024	165,773,346
TIAA-CREF Enhanced Large-Cap Value Index	122,151,561	33,160,406	10,241,588	6,607,168		3,182,244	178,829,225
TIAA-CREF Global Natural Resources	22,828,845	15,269,132	2,221,400	214,151		596,005	36,479,991
TIAA-CREF Growth & Income	106,084,339	27,492,460	5,265,299	7,424,081		1,707,965	150,972,557
TIAA-CREF High-Yield	48,500,716	51,801,816	3,652,795	746,731		4,543,586	100,931,130
TIAA-CREF International Equity	84,005,634	34,976,735	19,902,290	4,394,228		2,147,071	131,975,290
TIAA-CREF International Opportunities	—	24,356,576	—	—		—	24,014,100
TIAA-CREF Large-Cap Growth	126,964,163	25,065,675	15,718,823	11,826,341		637,819	164,489,862
TIAA-CREF Large-Cap Value	122,061,236	30,062,423	15,781,364	6,669,240		2,805,182	177,470,325
TIAA-CREF Mid-Cap Growth	9,386,608	1,495,803	2,398,492	1,521,560		64,401	10,159,137
TIAA-CREF Mid-Cap Value	9,353,064	2,593,775	2,172,480	1,011,175		171,502	12,117,154
TIAA-CREF Money Market	—	18,594,914	12,731,020	—		684	5,863,894
TIAA-CREF Small-Cap Equity	51,889,989	10,805,583	3,444,654	2,647,023		708,109	73,643,232

	$1,181,135,219	$459,937,990	$168,093,875	$63,605,466		$28,732,915	$1,705,808,206

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss	)	income	May 31, 2013

Lifecycle 2035
TIAA-CREF Bond	$36,707,298	$33,891,416	$27,457,783	$1,454,391		$809,944	$42,782,515
TIAA-CREF Bond Plus	73,778,169	33,330,155	5,807,109	1,480,026		2,500,237	101,203,549
TIAA-CREF Emerging Markets Equity	65,056,951	23,935,903	7,995,135	1,086,819		954,868	94,594,114
TIAA-CREF Enhanced International Equity Index	91,289,861	31,130,751	21,605,768	4,082,895		3,883,031	125,484,765
TIAA-CREF Enhanced Large-Cap Growth Index	139,469,850	34,200,974	9,752,247	9,458,598		1,984,687	185,180,843
TIAA-CREF Enhanced Large-Cap Value Index	134,641,265	38,325,968	10,500,172	7,102,739		3,536,343	199,809,557
TIAA-CREF Global Natural Resources	24,761,431	17,108,784	2,219,589	222,143		654,929	40,303,873
TIAA-CREF Growth & Income	116,901,079	31,924,733	5,729,153	8,255,937		1,887,107	168,141,734
TIAA-CREF High-Yield	49,157,713	52,984,660	4,635,402	802,506		4,563,118	101,792,402
TIAA-CREF International Equity	90,900,863	39,286,507	20,301,066	4,906,405		2,344,595	145,987,401
TIAA-CREF International Opportunities	—	27,150,013	—	—		—	26,767,938
TIAA-CREF Large-Cap Growth	139,858,771	28,473,410	16,138,039	12,359,737		705,110	183,399,227
TIAA-CREF Large-Cap Value	134,310,425	33,987,886	15,789,230	7,133,094		3,098,913	198,042,205
TIAA-CREF Mid-Cap Growth	10,355,386	1,708,846	2,408,138	1,622,381		72,516	11,536,062
TIAA-CREF Mid-Cap Value	10,306,761	3,006,863	2,216,334	1,084,398		192,741	13,717,313
TIAA-CREF Money Market	—	18,758,937	13,052,160	—		681	5,706,777
TIAA-CREF Small-Cap Equity	57,192,343	12,357,934	3,416,879	2,768,162		783,591	82,049,743

	$1,174,688,166	$461,563,740	$169,024,204	$63,820,231		$27,972,411	$1,726,500,018

106	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized		Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss	)	income	May 31, 2013

Lifecycle 2040
TIAA-CREF Bond Plus	$103,656,294	$34,540,803	$48,542,625	$3,893,390		$2,586,614	$90,328,914
TIAA-CREF Emerging Markets Equity	93,621,076	32,880,980	12,611,098	1,673,758		1,358,571	133,374,861
TIAA-CREF Enhanced International Equity Index	131,399,319	42,588,555	31,204,186	6,155,327		5,571,949	178,254,309
TIAA-CREF Enhanced Large-Cap Growth Index	201,595,613	46,759,780	16,076,701	14,331,033		2,836,958	262,609,814
TIAA-CREF Enhanced Large-Cap Value Index	194,508,310	52,364,198	16,901,997	10,777,346		5,053,381	283,365,227
TIAA-CREF Global Natural Resources	35,655,732	23,500,993	3,579,339	348,463		929,988	56,610,060
TIAA-CREF Growth & Income	168,969,723	43,196,641	9,685,495	12,409,913		2,702,602	238,243,202
TIAA-CREF High-Yield	68,536,149	71,607,719	9,125,922	1,367,119		6,237,461	136,933,719
TIAA-CREF International Equity	130,792,792	53,688,512	30,172,315	7,507,997		3,331,021	205,893,929
TIAA-CREF International Opportunities	—	38,452,360	—	—		—	37,911,006
TIAA-CREF Large-Cap Growth	202,004,978	38,170,938	25,012,367	18,574,804		1,006,999	259,744,245
TIAA-CREF Large-Cap Value	194,107,703	45,824,736	24,519,863	11,038,006		4,426,910	280,496,335
TIAA-CREF Mid-Cap Growth	14,932,163	2,266,906	3,393,916	2,356,207		104,376	16,501,708
TIAA-CREF Mid-Cap Value	14,876,347	4,259,416	3,301,294	1,627,120		277,093	19,595,356
TIAA-CREF Money Market	—	25,471,322	17,778,958	—		912	7,692,364
TIAA-CREF Small-Cap Equity	82,639,391	17,423,824	6,483,636	4,667,411		1,119,000	116,267,537

	$1,637,295,590	$572,997,683	$258,389,712	$96,727,894		$37,543,835	$2,323,822,586

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss )	income	May 31, 2013

Lifecycle 2045
TIAA-CREF Bond Plus	$19,347,379	$11,371,298	$7,732,182	$333,762	$566,993	$23,037,275
TIAA-CREF Emerging Markets Equity	17,764,880	13,204,853	748,101	(130,287)	305,060	34,192,423
TIAA-CREF Enhanced International Equity Index	24,901,748	17,570,693	4,295,970	(382,365)	1,247,999	45,699,423
TIAA-CREF Enhanced Large-Cap Growth Index	37,593,619	24,402,371	1,910,842	1,766,753	637,804	66,999,976
TIAA-CREF Enhanced Large-Cap Value Index	36,238,511	26,046,074	1,914,779	1,090,454	1,137,037	72,367,455
TIAA-CREF Global Natural Resources	6,733,156	7,985,709	179,969	(20,027)	209,251	14,544,872
TIAA-CREF Growth & Income	31,489,233	22,089,389	944,198	1,861,620	584,951	60,744,812
TIAA-CREF High-Yield	12,886,971	21,895,059	796,481	62,236	1,407,205	35,217,279
TIAA-CREF International Equity	24,759,773	19,987,462	3,377,484	(152,440)	743,251	52,450,275
TIAA-CREF International Opportunities	—	9,883,895	—	—	—	9,742,424
TIAA-CREF Large-Cap Growth	37,646,669	23,028,045	3,531,191	1,311,612	226,144	67,211,738
TIAA-CREF Large-Cap Value	36,180,114	24,770,333	3,220,918	190,142	992,702	72,388,174
TIAA-CREF Mid-Cap Growth	2,789,254	1,323,919	513,892	135,268	23,413	4,219,050
TIAA-CREF Mid-Cap Value	2,775,716	1,891,268	508,911	64,690	62,181	5,011,201
TIAA-CREF Money Market	—	6,535,740	4,531,128	—	234	2,004,612
TIAA-CREF Small-Cap Equity	15,397,651	9,717,930	515,411	347,204	251,241	29,783,095

	$306,504,674	$241,704,038	$34,721,457	$6,478,622	$8,395,466	$595,614,084

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	107

Notes to financial statements

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss )	income	May 31, 2013

Lifecycle 2050
TIAA-CREF Bond Plus	$10,356,181	$6,209,951	$4,078,295	$181,319	$307,215	$12,512,483
TIAA-CREF Emerging Markets Equity	9,554,803	7,495,356	459,960	(79,811)	165,484	18,734,601
TIAA-CREF Enhanced International Equity Index	13,388,348	9,922,557	2,344,561	(218,403)	675,903	25,043,057
TIAA-CREF Enhanced Large-Cap Growth Index	20,219,671	13,720,878	1,016,243	956,805	346,027	36,694,091
TIAA-CREF Enhanced Large-Cap Value Index	19,491,061	14,573,435	937,446	590,317	616,988	39,650,596
TIAA-CREF Global Natural Resources	3,620,332	4,491,206	140,652	(15,045)	113,528	7,966,483
TIAA-CREF Growth & Income	16,940,989	12,355,567	478,321	1,009,955	316,673	33,235,345
TIAA-CREF High-Yield	6,887,687	12,049,111	411,936	35,340	764,427	19,190,857
TIAA-CREF International Equity	13,299,296	11,204,448	1,841,083	(84,816)	403,114	28,664,588
TIAA-CREF International Opportunities	—	5,414,707	—	—	—	5,337,165
TIAA-CREF Large-Cap Growth	20,233,379	12,916,250	1,783,861	707,828	122,686	36,841,092
TIAA-CREF Large-Cap Value	19,463,740	13,947,422	1,707,229	92,997	538,488	39,673,334
TIAA-CREF Mid-Cap Growth	1,493,224	762,657	281,162	73,765	12,700	2,312,362
TIAA-CREF Mid-Cap Value	1,490,362	1,063,858	271,491	35,125	33,739	2,746,851
TIAA-CREF Money Market	—	3,573,406	2,480,630	—	128	1,092,776
TIAA-CREF Small-Cap Equity	8,286,079	5,480,566	265,238	186,030	136,281	16,322,873

	$164,725,152	$135,181,375	$18,498,108	$3,471,406	$4,553,381	$326,018,554

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2012	cost	proceeds	gain (loss )	income	May 31, 2013

Lifecycle 2055
TIAA-CREF Bond Plus	$880,104	$875,987	$464,472	$14,927	$28,406	$1,291,213
TIAA-CREF Emerging Markets Equity	810,569	1,084,783	183,471	(24,153)	15,030	1,900,421
TIAA-CREF Enhanced International Equity Index	1,134,661	1,381,310	350,855	(45,133)	61,388	2,535,500
TIAA-CREF Enhanced Large-Cap Growth Index	1,706,775	1,984,579	365,502	85,100	31,431	3,695,533
TIAA-CREF Enhanced Large-Cap Value Index	1,645,954	2,088,464	356,237	55,641	56,051	4,001,939
TIAA-CREF Global Natural Resources	306,720	561,680	61,056	(4,666)	10,314	801,521
TIAA-CREF Growth & Income	1,430,440	1,761,130	275,763	95,716	28,757	3,343,702
TIAA-CREF High-Yield	585,040	1,486,027	163,399	2,756	71,649	1,966,828
TIAA-CREF International Equity	1,127,833	1,554,875	359,284	(47,881)	36,615	2,873,148
TIAA-CREF International Opportunities	—	561,389	10,482	33	—	543,009
TIAA-CREF Large-Cap Growth	1,707,871	1,932,788	421,444	67,484	11,144	3,743,487
TIAA-CREF Large-Cap Value	1,643,767	2,042,446	408,189	10,683	48,900	4,034,798
TIAA-CREF Mid-Cap Growth	126,029	121,390	47,315	4,940	1,153	233,017
TIAA-CREF Mid-Cap Value	125,809	149,536	42,634	2,663	3,063	277,072
TIAA-CREF Money Market	—	369,240	259,782	—	13	109,458
TIAA-CREF Small-Cap Equity	699,950	819,616	141,681	15,443	12,378	1,649,970

	$13,931,522	$18,775,240	$3,911,566	$233,553	$416,292	$33,000,616

108	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)

Lifecycle Retirement Income	$ 210,084,347	$ 18,414,259	$ (111,310)	$ 18,302,949
Lifecycle 2010	835,360,843	89,947,555	(459,013)	89,488,542
Lifecycle 2015	1,276,527,018	111,063,616	(1,158,646)	109,904,970
Lifecycle 2020	1,639,711,047	180,947,823	(2,281,264)	178,666,559
Lifecycle 2025	1,582,079,914	204,998,042	(3,326,232)	201,671,810
Lifecycle 2030	1,484,600,490	224,863,749	(3,656,033)	221,207,716
Lifecycle 2035	1,473,161,989	256,479,377	(3,141,348)	253,338,029
Lifecycle 2040	1,960,495,736	366,475,404	(3,148,554)	363,326,850
Lifecycle 2045	507,276,241	89,112,196	(774,353)	88,337,843
Lifecycle 2050	279,281,077	47,157,503	(420,026)	46,737,477
Lifecycle 2055	30,094,699	2,943,702	(37,785)	2,905,917

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2013 were as follows:

Fund	Purchases	Sales

Lifecycle Retirement Income	$104,763,317	$33,902,943
Lifecycle 2010	241,885,359	150,028,235
Lifecycle 2015	363,912,806	161,806,120
Lifecycle 2020	492,404,237	185,862,421
Lifecycle 2025	494,925,520	172,358,052
Lifecycle 2030	459,937,990	168,093,875
Lifecycle 2035	461,563,740	169,024,204
Lifecycle 2040	572,997,683	258,389,712
Lifecycle 2045	245,520,930	38,568,657
Lifecycle 2050	135,181,375	18,498,108
Lifecycle 2055	20,781,513	5,913,046

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	109

Notes to financial statements

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2013, and the year ended May 31, 2012 was as follows:

	5/31/2013

	Ordinary	Long-term
Fund	income	capital gains	Total

Lifecycle Retirement Income	$ 4,367,159	$ 999,058	$ 5,366,217
Lifecycle 2010	20,621,354	1,302,243	21,923,597
Lifecycle 2015	33,330,054	26,302,270	59,632,324
Lifecycle 2020	40,798,430	31,575,694	72,374,124
Lifecycle 2025	37,662,988	30,424,427	68,087,415
Lifecycle 2030	33,093,196	31,646,316	64,739,512
Lifecycle 2035	30,051,658	34,754,355	64,806,013
Lifecycle 2040	39,558,913	57,037,898	96,596,811
Lifecycle 2045	8,239,985	2,790,520	11,030,505
Lifecycle 2050	4,459,428	1,380,235	5,839,663
Lifecycle 2055	405,485	127,276	532,761

	5/31/2012

	Ordinary	Long-term
Fund	income	capital gains	Total

Lifecycle Retirement Income	$ 3,458,028	$ —	$ 3,458,028
Lifecycle 2010	18,873,923	—	18,873,923
Lifecycle 2015	24,830,579	18,465,172	43,295,751
Lifecycle 2020	29,534,617	18,544,528	48,079,145
Lifecycle 2025	26,456,865	15,320,866	41,777,731
Lifecycle 2030	23,911,161	11,301,477	35,212,638
Lifecycle 2035	22,159,563	10,719,918	32,879,481
Lifecycle 2040	31,246,352	17,304,987	48,551,339
Lifecycle 2045	4,850,503	—	4,850,503
Lifecycle 2050	2,548,721	—	2,548,721
Lifecycle 2055	209,966	—	209,966

110	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

As of May 31, 2013, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized		Capital
	ordinary	long-term	appreciation		loss
Fund	income	capital gains	(depreciation	)	carryover	Total

Lifecycle Retirement Income	$ 698,523	$ 2,089,714	$ 18,302,949		$ —	$ 21,091,186
Lifecycle 2010	7,993,223	6,933,145	89,488,544		—	104,414,912
Lifecycle 2015	6,280,621	33,058,488	109,904,970		—	149,244,079
Lifecycle 2020	7,255,798	41,886,321	178,666,560		—	227,808,679
Lifecycle 2025	6,360,769	40,781,644	201,671,809		—	248,814,222
Lifecycle 2030	5,774,934	39,676,502	221,207,715		—	266,659,151
Lifecycle 2035	4,679,162	39,976,141	253,338,030		—	297,993,333
Lifecycle 2040	5,166,302	57,223,717	363,326,850		—	425,716,869
Lifecycle 2045	1,020,891	6,449,191	88,337,841		—	95,807,923
Lifecycle 2050	450,733	3,480,255	46,737,477		(307,517)	50,360,948
Lifecycle 2055	62,237	323,667	2,905,916		—	3,291,820

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short-term gain as ordinary income for tax purposes.

At May 31, 2013, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	5/31/18	Total
Lifecycle 2050	$ 307,517	$307,517

For the year ended May 31, 2013, the Lifecycle 2050 Fund utilized $108,817 of its capital loss carryover available from prior years.

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund during the fiscal year ended September 30, 2009, the future utilization of the Lifecycle 2050 Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	111

Notes to financial statements	concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expires June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2013, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

112	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the
TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle 2055 Fund (eleven of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”), at May 31, 2013, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

Baltimore, Maryland
July 19, 2013

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	113

Trustees and officers (unaudited)

TIAA-CREF Funds  ¡  May 31, 2013

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

114	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009– 2010), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	115

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ¡  May 31, 2013

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

116	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	117

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ¡  May 31, 2013

Officers — continued

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) (since 2012) and Interim Head of Asset Management (2012–2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.	Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer (since 2012) of T-C Life. Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

118	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).
Robert G. Leary[1] TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since June 2013). Former Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President (2006–2007) and Managing Director (1995–2005), AIG Financial Products Corp.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2012.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

1 Effective June 24, 2013.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	119

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ¡  May 31, 2013

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

120	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each TIAA-CREF Lifecycle Fund series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much

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of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

122	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. A portion of these review activities were conducted during in-person meetings of the Operations Committee and the Board that were held on March 15, 2013, which resulted in the Operations Committee and the Board requesting and receiving follow-up information relating to certain Funds. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its in-person meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are

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Renewal of investment management agreement (unaudited)

funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds ranked in the top three performance quintiles for most reported time periods versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board also noted TAI’s waiver of the entire amount of each Fund’s management fee since its inception. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board

124	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

considered that TAI had not earned profits directly with respect to the Funds under the Agreement and expected this trend to continue. The Board also considered that TAI did have indirect earnings with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. In this connection, the Board considered that it separately analyzed any profits earned by TAI with respect to underlying funds when the Board reviewed the Agreement with respect to such underlying funds.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI incurred a loss with respect to its direct operation of each Fund, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide funds-of-funds management services to the TIAA-CREF Lifestyle Funds, with an annual management fee of 0.10%, the TIAA-CREF Lifecycle

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Renewal of investment management agreement (unaudited)

Index Funds, with an annual management fee of 0.10%, that is partially voluntarily waived by TAI, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI and its affiliates also manage other asset allocation products, such as education savings (529) plans.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates continue to be willing to waive fees and make expense reimbursements to the Funds and to certain underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. References below to an “Expense Group” mean the group of comparable funds selected by Lipper for expense comparison purposes; references to an “Expense Universe” mean the universe of comparable funds selected by Lipper for expense comparison purposes; references to a “Performance Group” mean the group of comparable funds selected by Lipper for performance comparison purposes; and references to a “Performance Universe” mean the universe of comparable funds selected by Lipper for performance comparison purposes. To the extent that a Fund’s factors below do not include references to any or all of its Expense Group, Expense Universe, Performance Group or Performance Universe categories, it is because there were insufficient comparable funds in existence for Lipper to either create such categories or to create quintile rankings within such categories.

The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

126	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2012 under the Agreement.

Lifecycle Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods. The Fund was in the 1st quintile of its Performance Universe for the one- and three-year periods and in the 2nd quintile of its Performance Universe for the five-year period.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one- and three-year periods. The Fund was in the 2nd quintile of its Performance Group and Performance Universe for the five-year period.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.

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Renewal of investment management agreement (unaudited)

•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one- and three-year periods. The Fund was in the 2nd quintile of its Performance Group and Performance Universe for the five-year period.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 1st, 2nd and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 1st, 2nd and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invest.

128	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Lifecycle 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 1st, 2nd and 5th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invest.

Lifecycle 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 1st, 2nd and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invest.

Lifecycle 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	129

Renewal of investment management agreement (unaudited)

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invest.

Lifecycle 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and its total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 1st and 2nd quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund was in the 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invest.

Lifecycle 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s management fees (including the waiver) and its total expenses were in the 1st quintile of its Expense Universe and the Fund’s total expenses were in the 1st quintile of its Expense Group.
•	The Fund was in the 2nd, 1st and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invest.

Lifecycle 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2013.
•	The Fund’s total expenses and management fees were in the 1st quintile of its Expense Universe.

130	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

•	The Fund was in the 1st and 2nd quintiles of its Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invest.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	131

Important tax information (unaudited)

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2013, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Long-term
Fund	capital gains

Lifecycle Retirement Income	$999,058
Lifecycle 2010	1,302,243
Lifecycle 2015	26,302,270
Lifecycle 2020	31,575,694
Lifecycle 2025	30,424,427
Lifecycle 2030	31,646,316
Lifecycle 2035	34,754,355
Lifecycle 2040	57,037,898
Lifecycle 2045	2,790,520
Lifecycle 2050	1,380,235
Lifecycle 2055	127,276

For the year ended May 31, 2013, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage

Lifecycle Retirement Income	21.20%
Lifecycle 2010	25.04%
Lifecycle 2015	28.38%
Lifecycle 2020	33.63%
Lifecycle 2025	39.44%
Lifecycle 2030	45.73%
Lifecycle 2035	54.72%
Lifecycle 2040	60.40%
Lifecycle 2045	63.44%
Lifecycle 2050	64.93%
Lifecycle 2055	61.96%

For the year ended May 31, 2013, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle Retirement Income	14.74%
Lifecycle 2010	17.22%
Lifecycle 2015	19.61%
Lifecycle 2020	23.27%
Lifecycle 2025	27.31%
Lifecycle 2030	31.72%
Lifecycle 2035	38.05%
Lifecycle 2040	42.03%
Lifecycle 2045	44.19%
Lifecycle 2050	45.25%
Lifecycle 2055	43.17%

132	2013 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

For the year ended May 31, 2013, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

	Foreign source	Foreign source
Fund	income	income per share

Lifecycle Retirement Income Fund	$283,811	$0.01658
Lifecycle Fund 2010	1,580,295	0.02154
Lifecycle Fund 2015	2,599,901	0.02367
Lifecycle Fund 2020	3,812,084	0.02668
Lifecycle Fund 2025	4,130,980	0.02954
Lifecycle Fund 2030	4,370,968	0.03206
Lifecycle Fund 2035	4,833,982	0.03516
Lifecycle Fund 2040	6,898,075	0.03737
Lifecycle Fund 2045	1,544,511	0.03167
Lifecycle Fund 2050	837,234	0.03140
Lifecycle Fund 2055	76,045	0.03471

For the year ended May 31, 2013, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

	Foreign taxes	Foreign taxes
Fund	paid	paid per share

Lifecycle Retirement Income Fund	$20,887	$0.00122
Lifecycle Fund 2010	115,787	0.00158
Lifecycle Fund 2015	189,762	0.00173
Lifecycle Fund 2020	251,780	0.00176
Lifecycle Fund 2025	300,080	0.00215
Lifecycle Fund 2030	317,057	0.00233
Lifecycle Fund 2035	350,160	0.00255
Lifecycle Fund 2040	499,402	0.00271
Lifecycle Fund 2045	112,013	0.00230
Lifecycle Fund 2050	60,731	0.00228
Lifecycle Fund 2055	5,516	0.00252

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2013, which will be reported in conjunction with your 2013 Form 1099-DIV.

By early 2014, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Lifecycle Funds ■ 2013 Annual Report	133

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9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products	are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2013 Annual Report

TIAA-CREF

Lifecycle Index Funds

of the TIAA-CREF Funds

May 31, 2013

Understanding your Lifecycle Index Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of May 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 34 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2012–May 31, 2013).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2013

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Retirement Income Fund actual return	$1,000.00	$1,043.62	$1.53		$2.14
5% annual hypothetical return	1,000.00	1,023.44	1.51		2.12

2010 Fund actual return	$1,000.00	$1,056.67	$1.54		$2.10
5% annual hypothetical return	1,000.00	1,023.44	1.51		2.07

2015 Fund actual return	$1,000.00	$1,067.63	$1.60		$2.17
5% annual hypothetical return	1,000.00	1,023.39	1.56		2.12

2020 Fund actual return	$1,000.00	$1,081.07	$1.61		$2.13
5% annual hypothetical return	1,000.00	1,023.39	1.56		2.07

2025 Fund actual return	$1,000.00	$1,094.74	$1.67		$2.14
5% annual hypothetical return	1,000.00	1,023.34	1.61		2.07

2030 Fund actual return	$1,000.00	$1,107.82	$1.73		$2.21
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.12

2035 Fund actual return	$1,000.00	$1,121.43	$1.75		$2.17
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.07

2040 Fund actual return	$1,000.00	$1,128.81	$1.75		$2.18
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.07

2045 Fund actual return	$1,000.00	$1,128.00	$1.75		$2.18
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.07

2050 Fund actual return	$1,000.00	$1,128.11	$1.75		$2.18
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.07

2055 Fund actual return	$1,000.00	$1,128.29	$1.75		$2.18
5% annual hypothetical return	1,000.00	1,023.29	1.66		2.07

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.30% for the Retirement Income and 2010 Funds; 0.31% for the 2015 and 2020 Funds; 0.32% for the 2025 Fund; and 0.33% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share

6	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.41% for the 2010, 2020, 2025, 2035, 2040, 2045, 2050, and 2055 Funds; and 0.42% for the Retirement Income, 2015 and 2030 Funds.

Expense examples

Six months ended May 31, 2013

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Retirement Income Fund actual return	$1,000.00	$1,044.79	$0.20		$0.82
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.81

2010 Fund actual return	$1,000.00	$1,057.89	$0.26		$0.82
5% annual hypothetical return	1,000.00	1,024.68	0.25		0.81

2015 Fund actual return	$1,000.00	$1,069.12	$0.31		$0.88
5% annual hypothetical return	1,000.00	1,024.63	0.30		0.86

2020 Fund actual return	$1,000.00	$1,082.26	$0.31		$0.83
5% annual hypothetical return	1,000.00	1,024.63	0.30		0.81

2025 Fund actual return	$1,000.00	$1,095.74	$0.37		$0.84
5% annual hypothetical return	1,000.00	1,024.58	0.35		0.81

2030 Fund actual return	$1,000.00	$1,109.08	$0.42		$0.89
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.86

2035 Fund actual return	$1,000.00	$1,122.49	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.81

2040 Fund actual return	$1,000.00	$1,129.08	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.81

2045 Fund actual return	$1,000.00	$1,129.65	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.81

2050 Fund actual return	$1,000.00	$1,129.75	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.81

2055 Fund actual return	$1,000.00	$1,130.67	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.81

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.04% for the Retirement Income Fund;

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	7

Important information about expenses

0.05% for the 2010 Fund; 0.06% for the 2015 and 2020 Funds; 0.07% for the 2025 Fund; and 0.08% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.16% for the Retirement Income, 2010, 2020, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.17% for the 2015 and 2030 Funds.

Expense examples

Six months ended May 31, 2013

Lifecycle Index Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Retirement Income Fund actual return	$1,000.00	$1,044.13	$1.02		$1.63
5% annual hypothetical return	1,000.00	1,023.93	1.01		1.61

2010 Fund actual return	$1,000.00	$1,057.03	$1.03		$1.59
5% annual hypothetical return	1,000.00	1,023.93	1.01		1.56

2015 Fund actual return	$1,000.00	$1,067.73	$1.13		$1.70
5% annual hypothetical return	1,000.00	1,023.83	1.11		1.66

2020 Fund actual return	$1,000.00	$1,080.93	$1.09		$1.61
5% annual hypothetical return	1,000.00	1,023.88	1.06		1.56

2025 Fund actual return	$1,000.00	$1,095.36	$1.20		$1.67
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.61

2030 Fund actual return	$1,000.00	$1,108.68	$1.26		$1.73
5% annual hypothetical return	1,000.00	1,023.73	1.21		1.66

2035 Fund actual return	$1,000.00	$1,122.28	$1.22		$1.64
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.56

2040 Fund actual return	$1,000.00	$1,128.82	$1.22		$1.65
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.56

2045 Fund actual return	$1,000.00	$1,128.69	$1.27		$1.70
5% annual hypothetical return	1,000.00	1,023.73	1.21		1.61

2050 Fund actual return	$1,000.00	$1,128.83	$1.27		$1.70
5% annual hypothetical return	1,000.00	1,023.73	1.21		1.61

2055 Fund actual return	$1,000.00	$1,129.58	$1.22		$1.65
5% annual hypothetical return	1,000.00	1,023.78	1.16		1.56

8	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.20% for the Retirement Income and 2010 Funds; 0.21% for the 2020 Fund; 0.22% for the 2015 Fund; 0.23% for the 2025, 2035, 2040 and 2055 Funds; and 0.24% for the 2030, 2045 and 2050 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.31% for the 2010, 2020, 2035, 2040, and 2055 Funds; 0.32% for the Retirement Income, 2025, 2045 and 2050 Funds; and 0.33% for the 2015 and 2030 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	9

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2013

All eleven TIAA-CREF Lifecycle Index Funds achieved strong gains for the twelve-month reporting period that approximated the performance of their respective composite benchmarks. Returns for the Retirement Class ranged from 10.12% for the Retirement Income Fund to 24.10% for the 2040 Fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their benchmarks ranged from 0.54 of a percentage point for the 2010 Fund to 0.82 of a point for the 2045 Fund. (All results are for the Retirement Class.)

A vigorous rally lifts global stock prices

Despite signs of slowing growth in many parts of the world, global stock markets posted large gains for the twelve-month period. Investors were encouraged by the temporary budget agreement in the United States, by the Federal Reserve’s continued steps to promote growth and by similar steps taken by the European Central Bank and the Bank of Japan. The rising tide of dollars, euros and yen lifted stock prices in markets throughout the world.

As measured by the Russell 3000® Index, the broad U.S. stock market soared 27.88%, with gains in each of the period’s last seven months. Foreign stocks performed nearly as well: the MSCI EAFE (Europe, Australasia, Far East) + EM (Emerging Markets) Index, which measures stock performance in 22 developed market nations outside North America and in 21 emerging market nations, climbed 26.93%, in terms of dollars.

The extraordinary returns from U.S. stocks contributed to a downturn in the market for investment-grade U.S. bonds. Bonds have been paying historically low rates of interest, but their generally lower risk continued to make them attractive when stock prices plunged, as they did in the spring of 2012.

With stocks rebounding strongly, the broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned just 0.91% for the twelve-month period.

Year-over-year inflation was just 1.4% at the end of May, and inflation-protected bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), posted a return of –1.79%.

10	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Stock market rally drives the funds’ performance

All eleven Lifecycle Index Funds scored double-digit gains for the twelve-month period, benefiting from the global stock market rally. Funds with greater exposure to stocks had higher returns.

The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund and the Inflation-Linked Bond Fund.

For the period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by strong gains from both the international equity and U.S. equity sectors. Conversely, returns were constrained by weak results from the fixed-income and inflation-protected assets sectors.

As a result, those Lifecycle Index Funds with larger allocations to the international equity and U.S. equity sectors had higher returns than those with larger allocations to the fixed-income and inflation-protected assets sectors.

For example, both the 2050 and 2055 funds, each with about 90% of their portfolios invested in equity-based funds, returned 24.00% and 24.03%, respectively, while the Retirement Income Fund, with 40% of its assets allocated to equities, returned 10.12%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	11

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifecycle Index Retirement Income Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	10.12%	7.92%
Institutional Class	9/30/2009	10.28	8.17
Premier Class	9/30/2009	10.23	8.02

Lifecycle Index Retirement
Income Fund Composite Index*	—	10.71	8.42	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	0.91	4.83	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

12	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	30.3%	30.0%
International equity	9.7	10.0
Fixed income
Fixed income	49.2	50.0
Inflation-protected assets	9.7	10.0

Other assets & liabilities, net	1.1	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	13

Lifecycle Index 2010 Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifecycle Index 2010 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	12.26%	8.52%
Institutional Class	9/30/2009	12.45	8.79
Premier Class	9/30/2009	12.28	8.62

Lifecycle Index 2010 Fund
Composite Index*	—	12.80	9.01	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	0.91	4.83	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2010 Fund Composite Index consisted of: 45.7% Barclays U.S. Aggregate Bond Index; 35.3% Russell 3000® Index; 11.8% MSCI EAFE+EM Index; and 7.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

14	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	35.7%	35.3%
International equity	11.4	11.7
Fixed income
Fixed income	45.1	45.8
Inflation-protected assets	6.9	7.2

Other assets & liabilities, net	0.9	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	15

Lifecycle Index 2015 Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifecycle Index 2015 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	13.95%	9.00%
Institutional Class	9/30/2009	14.26	9.28
Premier Class	9/30/2009	14.04	9.09

Lifecycle Index 2015 Fund
Composite Index*	—	14.62	9.51	†

Broad market index
Russell 3000® Index	—	27.88	15.26†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2015 Fund Composite Index consisted of: 41.5% Barclays U.S. Aggregate Bond Index; 40.0% Russell 3000 Index; 13.3% MSCI EAFE+EM Index; and 5.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

16	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	40.6%	39.9%
International equity	13.0	13.3
Fixed income
Fixed income	41.0	41.6
Inflation-protected assets	5.0	5.2

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	17

Lifecycle Index 2020 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2020 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	16.13%	9.56%
Institutional Class	9/30/2009	16.51	9.83
Premier Class	9/30/2009	16.29	9.65
Lifecycle Index 2020 Fund
Composite Index*	—	16.86	10.07	†
Broad market index
Russell 3000® Index	—	27.88	15.26	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2020 Fund Composite Index consisted of: 46.0% Russell 3000 Index; 35.5% Barclays U.S. Aggregate Bond Index; 15.3% MSCI EAFE+EM Index; and 3.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

18	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	46.6%	45.9%
International equity	14.8	15.3
Fixed income
Fixed income	35.0	35.6
Inflation-protected assets	3.1	3.2

Other assets & liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	19

Lifecycle Index 2025 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2025 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	18.46%	10.14%
Institutional Class	9/30/2009	18.71	10.41
Premier Class	9/30/2009	18.50	10.25

Lifecycle Index 2025 Fund
Composite Index*	—	19.13	10.63	†

Broad market index
Russell 3000® Index	—	27.88	15.26	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2025 Fund Composite Index consisted of: 52.0% Russell 3000 Index; 29.5% Barclays U.S. Aggregate Bond Index; 17.3% MSCI EAFE+EM Index; and 1.2% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

20	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	52.7%	51.9%
International equity	16.7	17.3
Fixed income
Fixed income	28.9	29.6
Inflation-protected assets	1.1	1.2

Other assets & liabilities, net	0.6	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	21

Lifecycle Index 2030 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2030 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	20.62%	10.72%
Institutional Class	9/30/2009	20.90	10.99
Premier Class	9/30/2009	20.79	10.83

Lifecycle Index 2030 Fund
Composite Index*	—	21.41	11.20	†

Broad market index
Russell 3000® Index	—	27.88	15.26	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2030 Fund Composite Index consisted of: 58.0% Russell 3000 Index; 22.7% Barclays U.S. Aggregate Bond Index; and 19.3% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

22	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	58.9%	57.9%
International equity	18.6	19.3
Fixed income	22.1	22.8

Other assets & liabilities, net	0.4	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	23

Lifecycle Index 2035 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2035 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	23.00%	11.25%
Institutional Class	9/30/2009	23.25	11.54
Premier Class	9/30/2009	23.06	11.36

Lifecycle Index 2035 Fund
Composite Index*	—	23.69	11.75	†

Broad market index
Russell 3000® Index	—	27.88	15.26	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2035 Fund Composite Index consisted of: 64.0% Russell 3000 Index; 21.3% MSCI EAFE+EM Index; and 14.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

24	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	64.9%	63.9%
International equity	20.5	21.3
Fixed income	14.1	14.8

Other assets & liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	25

Lifecycle Index 2040 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2040 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	24.10%	11.48%
Institutional Class	9/30/2009	24.37	11.74
Premier Class	9/30/2009	24.18	11.57

Lifecycle Index 2040 Fund
Composite Index*	—	24.80	11.97	†

Broad market index
Russell 3000® Index	—	27.88	15.26	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

26	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	68.3%	67.5%
International equity	21.5	22.5
Fixed income	9.7	10.0

Other assets & liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	27

Lifecycle Index 2045 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2045 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	23.98%	11.46%
Institutional Class	9/30/2009	24.42	11.75
Premier Class	9/30/2009	24.14	11.57

Lifecycle Index 2045 Fund
Composite Index*	—	24.80	11.97	†

Broad market index
Russell 3000® Index	—	27.88	15.26	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

28	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	68.1%	67.5%
International equity	21.5	22.5
Fixed income	9.6	10.0

Other assets & liabilities, net	0.8	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	29

Lifecycle Index 2050 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2050 Fund	Inception date	1 year	since inception

Retirement Class	9/30/2009	24.00%	11.47%
Institutional Class	9/30/2009	24.33	11.76
Premier Class	9/30/2009	24.16	11.59

Lifecycle Index 2050 Fund
Composite Index*	—	24.80	11.97	†

Broad market index
Russell 3000® Index	—	27.88	15.26	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

30	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	68.3%	67.5%
International equity	21.5	22.5
Fixed income	9.7	10.0

Other assets & liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	31

Lifecycle Index 2055 Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Lifecycle Index 2055 Fund	Inception date	1 year	since inception

Retirement Class	4/29/2011	24.03%	7.18%
Institutional Class	4/29/2011	24.40	7.47
Premier Class	4/29/2011	24.29	7.32

Lifecycle Index 2055 Fund
Composite Index*	—	24.80	7.66	†

Broad market index
Russell 3000® Index	—	27.88	10.88	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on May 31, 2013, the Lifecycle Index 2055 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

32	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/13	Target allocation for 6/30/13

Equity
U.S. equity	68.3%	67.5%
International equity	21.5	22.5
Fixed income	9.7	10.0

Other assets & liabilities, net	0.5	—

Total	100.0	100.0

Target allocation

For June 30, 2013

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	33

Portfolio of investments

Lifecycle Index Retirement Income Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,193,404	TIAA-CREF Bond Index Fund	$12,888,761	49.2%
		12,888,761	49.2
INFLATION-PROTECTED ASSETS
212,264	TIAA-CREF Inflation-Linked Bond Fund	2,536,557	9.7
		2,536,557	9.7
INTERNATIONAL EQUITY
59,354	TIAA-CREF Emerging Markets Equity Index Fund	617,278	2.4
110,968	TIAA-CREF International Equity Index Fund	1,914,193	7.3
		2,531,471	9.7
U.S. EQUITY
635,971	TIAA-CREF Equity Index Fund	7,936,920	30.3
		7,936,920	30.3
	TOTAL TIAA-CREF FUNDS (Cost $23,439,295)	25,893,709	98.9

	TOTAL PORTFOLIO (Cost $23,439,295)	25,893,709	98.9
	OTHER ASSETS & LIABILITIES, NET	286,591	1.1
	NET ASSETS	$26,180,300	100.0%

Lifecycle Index 2010 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
5,057,778	TIAA-CREF Bond Index Fund	$54,624,002	45.1%
		54,624,002	45.1
INFLATION-PROTECTED ASSETS
703,470	TIAA-CREF Inflation-Linked Bond Fund	8,406,463	6.9
		8,406,463	6.9
INTERNATIONAL EQUITY
323,697	TIAA-CREF Emerging Markets Equity Index Fund	3,366,450	2.8
605,826	TIAA-CREF International Equity Index Fund	10,450,490	8.6
		13,816,940	11.4
U.S. EQUITY
3,462,354	TIAA-CREF Equity Index Fund	43,210,182	35.7
		43,210,182	35.7
	TOTAL TIAA-CREF FUNDS (Cost $105,611,233)	120,057,587	99.1

	TOTAL PORTFOLIO (Cost $105,611,233)	120,057,587	99.1
	OTHER ASSETS & LIABILITIES, NET	1,136,276	0.9
	NET ASSETS	$121,193,863	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2015 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
8,290,498	TIAA-CREF Bond Index Fund	$89,537,381	41.0%
		89,537,381	41.0
INFLATION-PROTECTED ASSETS
916,562	TIAA-CREF Inflation-Linked Bond Fund	10,952,912	5.0
		10,952,912	5.0
INTERNATIONAL EQUITY
662,301	TIAA-CREF Emerging Markets Equity Index Fund	6,887,932	3.2
1,242,862	TIAA-CREF International Equity Index Fund	21,439,375	9.8
		28,327,307	13.0
U.S. EQUITY
7,088,360	TIAA-CREF Equity Index Fund	88,462,731	40.6
		88,462,731	40.6
	TOTAL TIAA-CREF FUNDS (Cost $191,659,498)	217,280,331	99.6

	TOTAL PORTFOLIO (Cost $191,659,498)	217,280,331	99.6
	OTHER ASSETS & LIABILITIES, NET	930,836	0.4
	NET ASSETS	$218,211,167	100.0%

Lifecycle Index 2020 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
9,566,319	TIAA-CREF Bond Index Fund	$103,316,245	35.0%
		103,316,245	35.0
INFLATION-PROTECTED ASSETS
757,159	TIAA-CREF Inflation-Linked Bond Fund	9,048,049	3.1
		9,048,049	3.1
INTERNATIONAL EQUITY
1,026,639	TIAA-CREF Emerging Markets Equity Index Fund	10,677,043	3.6
1,919,384	TIAA-CREF International Equity Index Fund	33,109,382	11.2
		43,786,425	14.8
U.S. EQUITY
11,038,735	TIAA-CREF Equity Index Fund	137,763,410	46.6
		137,763,410	46.6
	TOTAL TIAA-CREF FUNDS (Cost $257,598,838)	293,914,129	99.5

	TOTAL PORTFOLIO (Cost $257,598,838)	293,914,129	99.5
	OTHER ASSETS & LIABILITIES, NET	1,406,420	0.5
	NET ASSETS	$295,320,549	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	35

Portfolio of investments

Lifecycle Index 2025 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
7,695,796	TIAA-CREF Bond Index Fund	$83,114,599	28.9%
		83,114,599	28.9
INFLATION-PROTECTED ASSETS
266,286	TIAA-CREF Inflation-Linked Bond Fund	3,182,118	1.1
		3,182,118	1.1
INTERNATIONAL EQUITY
1,125,501	TIAA-CREF Emerging Markets Equity Index Fund	11,705,206	4.1
2,104,457	TIAA-CREF International Equity Index Fund	36,301,879	12.6
		48,007,085	16.7
U.S. EQUITY
12,138,654	TIAA-CREF Equity Index Fund	151,490,405	52.7
		151,490,405	52.7
	TOTAL TIAA-CREF FUNDS (Cost $247,771,957)	285,794,207	99.4

	TOTAL PORTFOLIO (Cost $247,771,957)	285,794,207	99.4
	OTHER ASSETS & LIABILITIES, NET	1,760,524	0.6
	NET ASSETS	$287,554,731	100.0%

Lifecycle Index 2030 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
6,101,962	TIAA-CREF Bond Index Fund	$65,901,186	22.1%
		65,901,186	22.1
INTERNATIONAL EQUITY
1,304,086	TIAA-CREF Emerging Markets Equity Index Fund	13,562,490	4.5
2,438,547	TIAA-CREF International Equity Index Fund	42,064,935	14.1
		55,627,425	18.6
U.S. EQUITY
14,109,044	TIAA-CREF Equity Index Fund	176,080,869	58.9
		176,080,869	58.9
	TOTAL TIAA-CREF FUNDS (Cost $253,209,662)	297,609,480	99.6

	TOTAL PORTFOLIO (Cost $253,209,662)	297,609,480	99.6
	OTHER ASSETS & LIABILITIES, NET	1,307,662	0.4
	NET ASSETS	$298,917,142	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2035 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,779,300	TIAA-CREF Bond Index Fund	$40,816,439	14.1%
		40,816,439	14.1
INTERNATIONAL EQUITY
1,386,323	TIAA-CREF Emerging Markets Equity Index Fund	14,417,759	5.0
2,596,091	TIAA-CREF International Equity Index Fund	44,782,566	15.5
		59,200,325	20.5
U.S. EQUITY
15,030,968	TIAA-CREF Equity Index Fund	187,586,485	64.9
		187,586,485	64.9
	TOTAL TIAA-CREF FUNDS (Cost $241,742,305)	287,603,249	99.5

	TOTAL PORTFOLIO (Cost $241,742,305)	287,603,249	99.5
	OTHER ASSETS & LIABILITIES, NET	1,470,845	0.5
	NET ASSETS	$289,074,094	100.0%

Lifecycle Index 2040 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
3,142,428	TIAA-CREF Bond Index Fund	$33,938,226	9.7%
		33,938,226	9.7
INTERNATIONAL EQUITY
1,767,121	TIAA-CREF Emerging Markets Equity Index Fund	18,378,061	5.2
3,308,175	TIAA-CREF International Equity Index Fund	57,066,016	16.3
		75,444,077	21.5
U.S. EQUITY
19,156,553	TIAA-CREF Equity Index Fund	239,073,787	68.3
		239,073,787	68.3
	TOTAL TIAA-CREF FUNDS (Cost $286,867,888)	348,456,090	99.5

	TOTAL PORTFOLIO (Cost $286,867,888)	348,456,090	99.5
	OTHER ASSETS & LIABILITIES, NET	1,915,966	0.5
	NET ASSETS	$350,372,056	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	37

Portfolio of investments

Lifecycle Index 2045 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,221,967	TIAA-CREF Bond Index Fund	$13,197,246	9.6%
		13,197,246	9.6
INTERNATIONAL EQUITY
688,461	TIAA-CREF Emerging Markets Equity Index Fund	7,159,994	5.3
1,287,341	TIAA-CREF International Equity Index Fund	22,206,624	16.2
		29,366,618	21.5
U.S. EQUITY
7,461,314	TIAA-CREF Equity Index Fund	93,117,195	68.1
		93,117,195	68.1
	TOTAL TIAA-CREF FUNDS (Cost $115,737,157)	135,681,059	99.2

	TOTAL PORTFOLIO (Cost $115,737,157)	135,681,059	99.2
	OTHER ASSETS & LIABILITIES, NET	1,134,554	0.8
	NET ASSETS	$136,815,613	100.0%

Lifecycle Index 2050 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
806,409	TIAA-CREF Bond Index Fund	$8,709,213	9.7%
		8,709,213	9.7
INTERNATIONAL EQUITY
453,749	TIAA-CREF Emerging Markets Equity Index Fund	4,718,994	5.2
848,366	TIAA-CREF International Equity Index Fund	14,634,307	16.3
		19,353,301	21.5
U.S. EQUITY
4,911,078	TIAA-CREF Equity Index Fund	61,290,258	68.3
		61,290,258	68.3
	TOTAL TIAA-CREF FUNDS (Cost $76,352,030)	89,352,772	99.5

	TOTAL PORTFOLIO (Cost $76,352,030)	89,352,772	99.5
	OTHER ASSETS & LIABILITIES, NET	435,165	0.5
	NET ASSETS	$89,787,937	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2055 Fund  ¡  May 31, 2013

Shares	Security	Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
153,442	TIAA-CREF Bond Index Fund	$1,657,177	9.7%
		1,657,177	9.7
INTERNATIONAL EQUITY
86,176	TIAA-CREF Emerging Markets Equity Index Fund	896,230	5.2
161,143	TIAA-CREF International Equity Index Fund	2,779,713	16.3
		3,675,943	21.5
U.S. EQUITY
934,013	TIAA-CREF Equity Index Fund	11,656,488	68.3
		11,656,488	68.3
	TOTAL TIAA-CREF FUNDS (Cost $15,239,938)	16,989,608	99.5

	TOTAL PORTFOLIO (Cost $15,239,938)	16,989,608	99.5
	OTHER ASSETS & LIABILITIES, NET	87,260	0.5
	NET ASSETS	$17,076,868	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	39

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ¡  May 31, 2013

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value ‡	$25,893,709	$120,057,587	$217,280,331	$293,914,129	$285,794,207	$297,609,480
Cash	26,738	29,038	—	577,176	471,568	260,438
Receivable from securities transactions	87,178	599,468	1,321,475	1,091,756	745,095	319,892
Receivable from Fund shares sold	271,569	1,015,293	714,003	1,231,827	1,592,041	1,132,495
Dividends and interest receivable	18,283	76,553	124,927	143,617	116,027	92,557
Due from affiliates	877	1,429	1,836	2,212	1,939	1,742
Other	334	1,671	2,569	3,166	2,938	3,190
Total assets	26,298,688	121,781,039	219,445,141	296,963,883	288,723,815	299,419,794

LIABILITIES
Management fees payable	215	996	1,807	2,437	2,373	2,475
Service agreement fees payable	20	218	396	474	390	384
Distribution fees payable	1,087	3,317	6,745	11,365	10,343	10,917
Due to affiliates	47	589	1,179	1,508	1,530	1,569
Overdraft payable	—	—	189,648	—	—	—
Payable for securities transactions	112,928	569,468	1,012,225	1,598,756	1,125,595	457,892
Payable for Fund shares redeemed	—	—	—	—	—	—
Accrued expenses and other payables	4,091	12,588	21,974	28,794	28,853	29,415
Total liabilities	118,388	587,176	1,233,974	1,643,334	1,169,084	502,652
NET ASSETS	$26,180,300	$121,193,863	$218,211,167	$295,320,549	$287,554,731	$298,917,142

NET ASSETS CONSIST OF:
Paid-in-capital	$23,740,391	$106,988,502	$192,687,132	$258,952,275	$249,387,761	$254,326,500
Undistributed net investment income (loss)	31,788	324,984	495,478	545,779	404,457	273,394
Accumulated net realized gain (loss) on total investments	(46,293)	(565,977)	(592,276)	(492,797)	(259,737)	(82,570)
Net unrealized appreciation (depreciation) on total investments	2,454,414	14,446,354	25,620,833	36,315,292	38,022,250	44,399,818
NET ASSETS	$26,180,300	$121,193,863	$218,211,167	$295,320,549	$287,554,731	$298,917,142

RETIREMENT CLASS:
Net assets	$986,892	$10,671,569	$19,213,800	$23,031,900	$19,093,210	$18,588,357
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	80,313	837,910	1,478,003	1,737,786	1,414,322	1,349,585
Net asset value per share	$12.29	$12.74	$13.00	$13.25	$13.50	$13.77

INSTITUTIONAL CLASS:
Net assets	$16,754,123	$84,599,021	$145,288,414	$183,055,685	$187,069,000	$194,257,661
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,362,791	6,603,101	11,117,352	13,742,475	13,782,988	14,031,669
Net asset value per share	$12.29	$12.81	$13.07	$13.32	$13.57	$13.84

PREMIER CLASS:
Net assets	$8,439,285	$25,923,273	$53,708,953	$89,232,964	$81,392,521	$86,071,124
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	686,815	2,029,319	4,123,624	6,723,263	6,015,835	6,238,202
Net asset value per share	$12.29	$12.77	$13.02	$13.27	$13.53	$13.80
‡ Affiliated investments, cost	$23,439,295	$105,611,233	$191,659,498	$257,598,838	$247,771,957	$253,209,662

40	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	41

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds  ¡  May 31, 2013

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

ASSETS
Affiliated investments, at value ‡	$287,603,249	$348,456,090	$135,681,059	$89,352,772	$16,989,608
Cash	211,079	267,453	81,448	—	16,204
Receivable from securities transactions	—	—	—	82,250	—
Receivable from Fund shares sold	1,299,680	1,639,751	1,054,674	556,014	77,322
Dividends and interest receivable	57,518	48,049	18,615	12,236	2,328
Due from affiliates	1,690	1,914	1,164	1,016	763
Other	2,998	3,954	1,192	796	181
Total assets	289,176,214	350,417,211	136,838,152	90,005,084	17,086,406

LIABILITIES
Management fees payable	2,394	2,904	1,131	745	142
Service agreement fees payable	346	391	189	115	29
Distribution fees payable	8,682	8,467	5,616	3,353	284
Due to affiliates	1,502	1,804	672	394	11
Overdraft payable	—	—	—	31,559	—
Payable for securities transactions	61,750	—	—	—	6,000
Payable for Fund shares redeemed	—	—	—	170,406	—
Accrued expenses and other payables	27,446	31,589	14,931	10,575	3,072
Total liabilities	102,120	45,155	22,539	217,147	9,538
NET ASSETS	$289,074,094	$350,372,056	$136,815,613	$89,787,937	$17,076,868

NET ASSETS CONSIST OF:
Paid-in-capital	$243,016,738	$288,617,275	$116,667,349	$76,697,776	$15,313,408
Undistributed net investment income (loss)	122,500	62,988	10,815	8,838	3,015
Accumulated net realized gain (loss) on total investments	73,912	103,591	193,547	80,581	10,775
Net unrealized appreciation (depreciation) on total investments	45,860,944	61,588,202	19,943,902	13,000,742	1,749,670
NET ASSETS	$289,074,094	$350,372,056	$136,815,613	$89,787,937	$17,076,868

RETIREMENT CLASS:
Net assets	$16,853,399	$19,051,625	$9,183,591	$5,528,451	$1,416,105
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,203,742	1,349,340	654,906	394,582	126,505
Net asset value per share	$14.00	$14.12	$14.02	$14.01	$11.19

INSTITUTIONAL CLASS:
Net assets	$203,726,154	$264,444,256	$83,001,143	$57,379,799	$13,356,188
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,470,580	18,631,441	5,886,926	4,072,523	1,191,759
Net asset value per share	$14.08	$14.19	$14.10	$14.09	$11.21

PREMIER CLASS:
Net assets	$68,494,541	$66,876,175	$44,630,879	$26,879,687	$2,304,575
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,882,685	4,729,062	3,175,745	1,914,423	205,816
Net asset value per share	$14.03	$14.14	$14.05	$14.04	$11.20
‡ Affiliated investments, cost	$241,742,305	$286,867,888	$115,737,157	$76,352,030	$15,239,938

42	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	43

Statements of operations

TIAA-CREF Lifecycle Index Funds  ¡  For the year ended May 31, 2013

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$387,978	$1,943,141	$3,320,391	$4,415,787	$4,299,716	$4,517,356
Total income	387,978	1,943,141	3,320,391	4,415,787	4,299,716	4,517,356

EXPENSES
Management fees	20,164	101,448	170,750	223,043	212,593	223,680
Shareholder servicing — Retirement Class	2,082	18,411	33,890	37,289	28,478	30,641
Shareholder servicing — Institutional Class	146	187	250	285	286	294
Shareholder servicing — Premier Class	194	151	165	198	184	191
Distribution fees — Retirement Class	377	3,656	6,748	7,429	5,667	6,100
Distribution fees — Premier Class	8,478	30,741	51,749	88,636	76,309	81,909
Registration fees	43,285	42,259	42,759	42,759	42,759	42,759
Professional fees	22,696	23,235	23,761	24,049	23,994	24,017
Custody and accounting fees	11,935	11,827	11,880	11,874	11,877	11,861
Shareholder reports	5,104	16,122	23,503	29,264	27,879	29,406
Fund administration fees	1,031	5,365	9,005	11,769	11,177	11,760
Compliance fees	487	2,548	4,380	5,655	5,438	5,699
Trustee fees and expenses	200	976	1,719	2,277	2,169	2,278
Other expenses	6,524	10,241	16,568	21,296	21,700	21,330
Total expenses	122,703	267,167	397,127	505,823	470,510	491,925
Less: Expenses reimbursed by the investment adviser	(91,751)	(112,768)	(133,822)	(149,283)	(147,365)	(149,610)
Fee waiver by investment adviser and TPIS	(10,323)	(43,127)	(56,616)	(67,262)	(47,123)	(27,151)
Net expenses	20,629	111,272	206,689	289,278	276,022	315,164

Net Investment income (loss)	367,349	1,831,869	3,113,702	4,126,509	4,023,694	4,202,192

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(15,271)	(11,034)	(132,426)	(191,480)	(242,208)	(243,374)
Realized gain distributions from affiliated investments	57,243	289,762	517,994	723,854	736,970	809,329
Realized gain (loss) from sale of unaffiliated investments	304	(2,866)	(4,640)	(6,101)	(34,537)	(812)
Net realized gain (loss) from investments	42,276	275,862	380,928	526,273	460,225	565,143
Net change in unrealized appreciation (depreciation) from affiliated investments	1,449,591	9,381,736	18,349,185	28,229,230	30,970,915	36,947,850
Net realized and unrealized gain (loss) from investments	1,491,867	9,657,598	18,730,113	28,755,503	31,431,140	37,512,993
Net increase (decrease) in net assets from operations	$1,859,216	$11,489,467	$21,843,815	$32,882,012	$35,454,834	$41,715,185

44	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	45

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds  ¡  For the year ended May 31, 2013

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$4,330,831	$5,366,686	$2,052,691	$1,281,348	$255,241
Total income	4,330,831	5,366,686	2,052,691	1,281,348	255,241

EXPENSES
Management fees	212,857	266,661	95,285	61,196	13,197
Shareholder servicing — Retirement Class	26,931	31,357	14,364	8,343	3,008
Shareholder servicing — Institutional Class	300	375	212	186	139
Shareholder servicing — Premier Class	175	180	202	204	180
Distribution fees — Retirement Class	5,358	6,243	2,838	1,631	577
Distribution fees — Premier Class	60,512	59,522	37,962	21,569	2,247
Registration fees	42,759	42,759	41,760	43,634	43,419
Professional fees	23,950	24,308	23,111	22,932	22,684
Custody and accounting fees	11,849	11,897	11,945	11,947	11,824
Shareholder reports	28,130	35,797	14,997	11,219	5,023
Fund administration fees	11,182	14,015	4,981	3,212	696
Compliance fees	5,416	6,782	2,436	1,511	299
Trustee fees and expenses	2,166	2,663	951	575	115
Other expenses	19,557	20,439	14,500	11,435	1,884
Total expenses	451,142	522,998	265,544	199,594	105,292
Less: Expenses reimbursed by the investment adviser	(145,504)	(159,265)	(115,386)	(107,157)	(86,297)
Fee waiver by investment adviser and TPIS	(25,492)	(30,932)	(12,187)	(7,651)	(1,769)
Net expenses	280,146	332,801	137,971	84,786	17,226

Net Investment income (loss)	4,050,685	5,033,885	1,914,720	1,196,562	238,015

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(239,677)	(390,155)	(76,887)	(41,631)	(18,456)
Realized gain distributions from affiliated investments	820,940	1,042,371	401,360	249,901	49,368
Realized gain (loss) from sale of unaffiliated investments	(21,284)	43	(5,396)	(1,381)	2,051
Net realized gain (loss) from investments	559,979	652,259	319,077	206,889	32,963
Net change in unrealized appreciation (depreciation) from affiliated investments	39,191,963	51,899,754	18,175,917	11,704,396	2,574,732
Net realized and unrealized gain (loss) from investments	39,751,942	52,552,013	18,494,994	11,911,285	2,607,695
Net increase (decrease) in net assets from operations	$43,802,627	$57,585,898	$20,409,714	$13,107,847	$2,845,710

46	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	47

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ¡  For the year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$367,349	$251,040	$1,831,869	$1,458,414	$3,113,702	$2,139,928
Net realized gain (loss) from investments		42,276	(58,290)	275,862	(460,255)	380,928	(666,024)
Net change in unrealized appreciation (depreciation) from affiliated investments		1,449,591	134,716	9,381,736	80,216	18,349,185	(719,168)
Net increase (decrease) in net assets from operations		1,859,216	327,466	11,489,467	1,078,375	21,843,815	754,736

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(12,171)	(10,013)	(130,454)	(47,716)	(220,026)	(107,429)
	Institutional Class	(247,192)	(193,197)	(1,304,814)	(1,153,211)	(2,125,822)	(1,703,748)
	Premier Class	(103,014)	(44,948)	(392,300)	(225,845)	(703,436)	(265,721)
From realized gains:	Retirement Class	(68)	(1,407)	(6,139)	(5,886)	(6,674)	(7,806)
	Institutional Class	(1,172)	(23,271)	(56,247)	(135,993)	(57,860)	(116,928)
	Premier Class	(630)	(5,906)	(17,908)	(28,100)	(20,010)	(19,211)
Total distributions		(364,247)	(278,742)	(1,907,862)	(1,596,751)	(3,133,828)	(2,220,843)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	498,990	320,445	6,758,457	4,344,332	9,804,515	8,336,211
	Institutional Class	6,076,651	4,895,712	21,385,338	25,508,525	37,259,938	38,200,167
	Premier Class	6,470,490	812,984	14,227,683	7,593,298	40,665,802	8,929,031
Reinvestments of distributions:	Retirement Class	12,239	11,420	136,593	53,602	226,700	115,235
	Institutional Class	248,364	216,468	1,361,061	1,289,204	2,183,682	1,820,676
	Premier Class	103,644	50,854	410,208	253,945	723,446	284,932
Redemptions:	Retirement Class	(204,137)	(56,181)	(914,916)	(1,062,709)	(1,810,004)	(837,958)
	Institutional Class	(2,096,888)	(1,126,028)	(9,258,880)	(11,909,614)	(10,287,386)	(10,850,191)
	Premier Class	(1,085,355)	(134,139)	(3,239,605)	(2,840,250)	(6,531,225)	(2,625,646)
Net increase (decrease) from shareholder transactions		10,023,998	4,991,535	30,865,939	23,230,333	72,235,468	43,372,457
Net increase (decrease) in net assets		11,518,967	5,040,259	40,447,544	22,711,957	90,945,455	41,906,350

NET ASSETS
Beginning of period		14,661,333	9,621,074	80,746,319	58,034,362	127,265,712	85,359,362
End of period		$26,180,300	$14,661,333	$121,193,863	$80,746,319	$218,211,167	$127,265,712
Undistributed net investment income (loss) included in net assets		$31,788	$23,397	$324,984	$305,690	$495,478	$408,052

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	41,383	28,817	549,601	378,092	787,330	724,840
	Institutional Class	504,187	436,398	1,727,728	2,209,496	2,989,007	3,298,903
	Premier Class	542,350	72,759	1,158,576	657,058	3,255,833	767,450
Shares reinvested:	Retirement Class	1,034	1,038	11,252	4,851	18,446	10,410
	Institutional Class	20,984	19,669	111,562	116,249	176,960	164,025
	Premier Class	8,731	4,629	33,679	22,940	58,769	25,716
Shares redeemed:	Retirement Class	(16,987)	(5,052)	(73,232)	(91,989)	(149,819)	(71,669)
	Institutional Class	(173,270)	(100,686)	(753,362)	(1,026,349)	(835,855)	(930,042)
	Premier Class	(90,770)	(12,326)	(260,421)	(244,483)	(521,216)	(225,303)
Net increase (decrease) from shareholder transactions		837,642	445,246	2,505,383	2,025,865	5,779,455	3,764,330

48	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	49

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ¡  For the year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$4,126,509	$2,453,104	$4,023,694	$2,203,703	$4,202,192	$2,304,568
Net realized gain (loss) from investments		526,273	(762,755)	460,225	(575,525)	565,143	(447,943)
Net change in unrealized appreciation (depreciation) from affiliated investments		28,229,230	(2,662,294)	30,970,915	(3,700,909)	36,947,850	(5,787,169)
Net increase (decrease) in net assets from operations		32,882,012	(971,945)	35,454,834	(2,072,731)	41,715,185	(3,930,544)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(249,447)	(83,263)	(197,740)	(60,980)	(201,951)	(80,548)
	Institutional Class	(2,544,959)	(1,888,073)	(2,624,457)	(1,816,396)	(2,781,528)	(1,866,635)
	Premier Class	(1,209,358)	(421,527)	(1,113,057)	(270,379)	(1,170,721)	(329,023)
From realized gains:	Retirement Class	(2,082)	(5,680)	(781)	(3,541)	(209)	(5,897)
	Institutional Class	(19,347)	(119,937)	(9,530)	(99,720)	(2,605)	(127,386)
	Premier Class	(9,604)	(28,334)	(4,191)	(15,674)	(1,141)	(23,813)
Total distributions		(4,034,797)	(2,546,814)	(3,949,756)	(2,266,690)	(4,158,155)	(2,433,302)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	13,043,267	7,266,975	12,030,955	5,302,337	9,527,854	5,733,691
	Institutional Class	49,751,723	44,386,790	51,219,559	41,405,172	47,972,353	40,773,799
	Premier Class	58,015,057	10,188,723	59,193,425	8,634,192	55,697,292	9,138,429
Reinvestments of distributions:	Retirement Class	251,529	88,943	198,521	64,521	202,160	86,445
	Institutional Class	2,564,306	2,008,010	2,633,987	1,916,116	2,784,133	1,994,021
	Premier Class	1,218,962	449,861	1,117,248	286,053	1,171,862	352,836
Redemptions:	Retirement Class	(627,367)	(1,175,253)	(620,254)	(647,093)	(729,716)	(543,556)
	Institutional Class	(10,915,254)	(6,353,473)	(9,937,537)	(5,642,696)	(8,061,058)	(4,711,996)
	Premier Class	(4,259,595)	(2,492,569)	(4,101,768)	(1,268,092)	(2,232,885)	(1,411,884)
Net increase (decrease) from shareholder transactions		109,042,628	54,368,007	111,734,136	50,050,510	106,331,995	51,411,785
Net increase (decrease) in net assets		137,889,843	50,849,248	143,239,214	45,711,089	143,889,025	45,047,939

NET ASSETS
Beginning of period		157,430,706	106,581,458	144,315,517	98,604,428	155,028,117	109,980,178
End of period		$295,320,549	$157,430,706	$287,554,731	$144,315,517	$298,917,142	$155,028,117
Undistributed net investment income (loss) included in net assets		$545,779	$397,192	$404,457	$295,403	$273,394	$209,342

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	1,034,646	630,118	942,702	459,596	739,298	493,560
	Institutional Class	3,936,940	3,818,188	4,018,808	3,563,177	3,734,731	3,488,566
	Premier Class	4,631,061	870,156	4,687,558	734,604	4,363,342	770,738
Shares reinvested:	Retirement Class	20,301	8,057	15,895	5,866	16,032	7,873
	Institutional Class	206,134	181,392	210,047	173,561	219,916	180,946
	Premier Class	98,303	40,748	89,308	25,958	92,856	32,076
Shares redeemed:	Retirement Class	(49,403)	(102,660)	(48,243)	(54,084)	(57,147)	(46,214)
	Institutional Class	(877,768)	(542,387)	(793,665)	(481,086)	(639,960)	(396,288)
	Premier Class	(337,626)	(216,233)	(322,052)	(109,217)	(169,969)	(121,367)
Net increase (decrease) from shareholder transactions		8,662,588	4,687,379	8,800,358	4,318,375	8,299,099	4,409,890

50	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ¡  For the year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$4,050,685	$2,095,114	$5,033,885	$2,822,063	$1,914,720	$716,294
Net realized gain (loss) from investments		559,979	(348,483)	652,259	(361,232)	319,077	(67,162)
Net change in unrealized appreciation (depreciation) from affiliated investments		39,191,963	(6,551,446)	51,899,754	(8,629,005)	18,175,917	(2,587,551)
Net increase (decrease) in net assets from operations		43,802,627	(4,804,815)	57,585,898	(6,168,174)	20,409,714	(1,938,419)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(183,490)	(63,995)	(218,429)	(78,384)	(105,787)	(25,317)
	Institutional Class	(2,937,074)	(1,840,440)	(3,957,982)	(2,545,955)	(1,204,791)	(607,287)
	Premier Class	(906,244)	(194,446)	(878,048)	(232,989)	(614,958)	(91,666)
From realized gains:	Retirement Class	(27)	(4,644)	(10)	(7,412)	(10)	(1,741)
	Institutional Class	(383)	(125,222)	(167)	(225,801)	(104)	(39,062)
	Premier Class	(122)	(14,027)	(40)	(21,908)	(54)	(6,241)
Total distributions		(4,027,340)	(2,242,774)	(5,054,676)	(3,112,449)	(1,925,704)	(771,314)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	8,782,865	5,260,156	9,132,364	6,449,374	5,578,549	2,541,683
	Institutional Class	51,245,166	42,651,368	57,479,861	61,022,600	30,135,648	19,541,136
	Premier Class	47,952,648	7,720,468	44,204,733	6,438,057	33,839,898	3,259,314
Reinvestments of distributions:	Retirement Class	183,517	68,639	218,439	85,796	105,797	27,058
	Institutional Class	2,937,457	1,965,662	3,958,149	2,771,756	1,204,895	646,349
	Premier Class	906,366	208,473	878,088	254,897	615,012	97,907
Redemptions:	Retirement Class	(429,355)	(495,874)	(487,712)	(519,111)	(579,786)	(128,378)
	Institutional Class	(6,423,268)	(4,373,444)	(10,484,724)	(4,153,172)	(6,880,560)	(528,281)
	Premier Class	(1,329,094)	(1,323,758)	(1,976,046)	(855,513)	(1,769,651)	(310,737)
Net increase (decrease) from shareholder transactions		103,826,302	51,681,690	102,923,152	71,494,684	62,249,802	25,146,051
Net increase (decrease) in net assets		143,601,589	44,634,101	155,454,374	62,214,061	80,733,812	22,436,318

NET ASSETS
Beginning of period		145,472,505	100,838,404	194,917,682	132,703,621	56,081,801	33,645,483
End of period		$289,074,094	$145,472,505	$350,372,056	$194,917,682	$136,815,613	$56,081,801
Undistributed net investment income (loss) included in net assets		$122,500	$88,944	$62,988	$74,989	$10,815	$18,341

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	675,021	453,548	700,149	554,428	432,602	218,812
	Institutional Class	3,966,227	3,650,996	4,442,228	5,262,363	2,334,022	1,667,316
	Premier Class	3,726,331	646,384	3,411,448	542,333	2,638,017	278,318
Shares reinvested:	Retirement Class	14,462	6,274	17,159	7,850	8,370	2,492
	Institutional Class	230,569	179,185	309,714	252,897	94,873	59,353
	Premier Class	71,311	19,039	68,924	23,300	48,579	9,007
Shares redeemed:	Retirement Class	(33,225)	(40,657)	(37,727)	(43,334)	(44,131)	(11,322)
	Institutional Class	(507,187)	(365,269)	(827,417)	(355,918)	(519,648)	(45,916)
	Premier Class	(103,026)	(112,939)	(152,032)	(70,658)	(136,146)	(26,547)
Net increase (decrease) from shareholder transactions		8,040,483	4,436,561	7,932,446	6,173,261	4,856,538	2,151,513

52	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	53

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ¡  For the year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund
		May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012

OPERATIONS
Net investment income (loss)		$1,196,562	$474,761	$238,015	$152,121
Net realized gain (loss) from investments		206,889	(76,173)	32,963	(12,062)
Net change in unrealized appreciation (depreciation) from affiliated investments		11,704,396	(1,734,534)	2,574,732	(695,081)
Net increase (decrease) in net assets from operations		13,107,847	(1,335,946)	2,845,710	(555,022)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(58,354)	(13,918)	(18,261)	(13,520)
	Institutional Class	(794,872)	(420,323)	(192,419)	(123,892)
	Premier Class	(349,374)	(45,740)	(28,014)	(14,702)
From realized gains:	Retirement Class	—	(950)	(146)	(478)
	Institutional Class	—	(26,747)	(1,344)	(3,941)
	Premier Class	—	(3,078)	(208)	(498)
Total distributions		(1,202,600)	(510,756)	(240,392)	(157,031)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	3,246,097	1,365,807	214,110	43,345
	Institutional Class	18,123,434	13,113,647	2,843,462	968,235
	Premier Class	21,069,101	1,611,161	1,065,363	52,373
Reinvestments of distributions:	Retirement Class	58,354	14,868	18,407	13,998
	Institutional Class	794,872	447,070	193,763	127,833
	Premier Class	349,374	48,818	28,222	15,200
Redemptions:	Retirement Class	(103,204)	(42,290)	(10,196)	(7,897)
	Institutional Class	(1,070,353)	(761,577)	(144,156)	(42,464)
	Premier Class	(903,373)	(239,205)	(65,830)	(10)
Net increase (decrease) from shareholder transactions		41,564,302	15,558,299	4,143,145	1,170,613
Net increase (decrease) in net assets		53,469,549	13,711,597	6,748,463	458,560

NET ASSETS
Beginning of period		36,318,388	22,606,791	10,328,405	9,869,845
End of period		$89,787,937	$36,318,388	$17,076,868	$10,328,405
Undistributed net investment income (loss) included in net assets		$8,838	$12,827	$3,015	$3,289

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	250,254	116,911	20,320	4,643
	Institutional Class	1,409,555	1,117,010	274,156	102,295
	Premier Class	1,635,549	138,327	101,774	5,801
Shares reinvested:	Retirement Class	4,620	1,370	1,824	1,616
	Institutional Class	62,637	41,053	19,203	14,778
	Premier Class	27,618	4,495	2,797	1,755
Shares redeemed:	Retirement Class	(7,581)	(3,661)	(1,003)	(895)
	Institutional Class	(81,841)	(66,169)	(14,262)	(4,411)
	Premier Class	(68,873)	(21,092)	(6,310)	(1)
Net increase (decrease) from shareholder transactions		3,231,938	1,328,244	398,499	125,581

54	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	55

Financial highlights

Lifecycle Index Retirement Income Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34	$11.36	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.21	0.16		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	0.94	0.01	0.73		0.63	—
Total gain (loss) from investment operations	1.14	0.22	0.89		0.85	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.14)		(0.20)	—
Net realized gains	0.00 (d)	(0.03)	(0.04)		—	—
Total distributions	(0.19)	(0.24)	(0.18)		(0.20)	—
Net asset value, end of period	$12.29	$11.34	$11.36		$10.65	$10.00

TOTAL RETURN	10.12%	2.02%	8.44	%(b)	8.56%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$987	$622	$342		$274	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.88%	1.16%	1.14	%(c)	2.07%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.30%	0.31%	0.31	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.65%	1.89%	2.16	%(c)	2.13%	(0.35	)%(c)
Portfolio turnover rate	24%	25%	13	%(b)	39%	0	%(b)

56	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index Retirement Income Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.35	$11.36	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.23	0.18		0.22	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	0.94	0.03	0.73		0.65	—
Total gain (loss) from investment operations	1.16	0.26	0.91		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.24)	(0.16)		(0.22)	—
Net realized gains	0.00 (d)	(0.03)	(0.04)		—	—
Total distributions	(0.22)	(0.27)	(0.20)		(0.22)	—
Net asset value, end of period	$12.29	$11.35	$11.36		$10.65	$10.00

TOTAL RETURN	10.28%	2.36%	8.56	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$16,754	$11,470	$7,447		$5,690	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.56%	0.82%	0.76	%(c)	1.74%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.05%	0.06%	0.06	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.82%	2.06%	2.47	%(c)	2.19%	(0.10	)%(c)
Portfolio turnover rate	24%	25%	13	%(b)	39%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	57

Financial highlights	concluded

Lifecycle Index Retirement Income Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.34	$11.35	$10.65		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.22	0.16		0.23	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	0.93	0.02	0.73		0.63	—
Total gain (loss) from investment operations	1.15	0.24	0.89		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.22)	(0.15)		(0.21)	—
Net realized gains	0.00 (d)	(0.03)	(0.04)		—	—
Total distributions	(0.20)	(0.25)	(0.19)		(0.21)	—
Net asset value, end of period	$12.29	$11.34	$11.35		$10.65	$10.00

TOTAL RETURN	10.23%	2.21%	8.40	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$8,439	$2,568	$1,833		$272	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.69%	0.98%	0.93	%(c)	1.91%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.20%	0.21%	0.21	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.85%	1.96%	2.26	%(c)	2.24%	(0.25	)%(c)
Portfolio turnover rate	24%	25%	13	%(b)	39%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.12%, 0.13%, 0.12% and 0.13%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

58	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2010 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.54	$11.72	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.21	0.15		0.21	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.21	(0.15)	0.92		0.65	—
Total gain (loss) from investment operations	1.41	0.06	1.07		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.21)	(0.16)		(0.04)	—
Net realized gains	(0.01)	(0.03)	(0.01)		—	—
Total distributions	(0.21)	(0.24)	(0.17)		(0.04)	—
Net asset value, end of period	$12.74	$11.54	$11.72		$10.82	$10.00

TOTAL RETURN	12.26%	0.58%	9.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$10,672	$4,044	$695		$300	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.51%	0.56%	0.63	%(c)	1.22%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.31%	0.32%	0.32	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.63%	1.80%	2.00	%(c)	2.01%	(0.35	)%(c)
Portfolio turnover rate	13%	25%	38	%(b)	43%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	59

Financial highlights	continued

Lifecycle Index 2010 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.60	$11.75	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.23	0.20		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.20	(0.13)	0.89		0.72	—
Total gain (loss) from investment operations	1.43	0.10	1.09		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.22)	(0.17)		(0.05)	—
Net realized gains	(0.01)	(0.03)	(0.01)		—	—
Total distributions	(0.22)	(0.25)	(0.18)		(0.05)	—
Net asset value, end of period	$12.81	$11.60	$11.75		$10.84	$10.00

TOTAL RETURN	12.45%	0.92%	10.14	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$84,599	$64,002	$49,573		$30,599	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21%	0.26%	0.28	%(c)	0.80%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.06%	0.07%	0.07	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.83%	2.02%	2.63	%(c)	1.65%	(0.10	)%(c)
Portfolio turnover rate	13%	25%	38	%(b)	43%	0	%(b)

60	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2010 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.57	$11.73	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.21	0.17		0.21	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.19	(0.13)	0.91		0.67	—
Total gain (loss) from investment operations	1.41	0.08	1.08		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.21)	(0.17)		(0.05)	—
Net realized gains	(0.01)	(0.03)	(0.01)		—	—
Total distributions	(0.21)	(0.24)	(0.18)		(0.05)	—
Net asset value, end of period	$12.77	$11.57	$11.73		$10.83	$10.00

TOTAL RETURN	12.28%	0.74%	10.02	%(b)	8.79%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$25,923	$12,701	$7,766		$753	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36%	0.41%	0.43	%(c)	1.04%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.21%	0.22%	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.79%	1.86%	2.33	%(c)	2.08%	(0.25	)%(c)
Portfolio turnover rate	13%	25%	38	%(b)	43%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.12%, 0.11% and 0.12%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	61

Financial highlights

Lifecycle Index 2015 Fund  ¡  For the period or year ended

		Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.59	$11.86	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.19	0.11		0.20	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.41	(0.25)	1.09		0.67	—
Total gain (loss) from investment operations	1.61	(0.06)	1.20		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.20)	(0.17)		(0.04)	—
Net realized gains	(0.01)	(0.01)	—		—	—
Total distributions	(0.20)	(0.21)	(0.17)		(0.04)	—
Net asset value, end of period	$13.00	$11.59	$11.86		$10.83	$10.00

TOTAL RETURN	13.95%	(0.40)%	11.18	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$19,214	$9,527	$1,880		$327	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.48%	0.51%	0.56	%(c)	1.07%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.32%	0.33%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.61%	1.63%	1.46	%(c)	1.89%	(0.35	)%(c)
Portfolio turnover rate	10%	21%	13	%(b)	23%	0	%(b)

62	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2015 Fund  ¡  For the period or year ended

		Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.64	$11.90	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.23	0.19		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.42	(0.27)	1.03		0.75	—
Total gain (loss) from investment operations	1.65	(0.04)	1.22		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.21)	(0.17)		(0.04)	—
Net realized gains	(0.01)	(0.01)	—		—	—
Total distributions	(0.22)	(0.22)	(0.17)		(0.04)	—
Net asset value, end of period	$13.07	$11.64	$11.90		$10.85	$10.00

TOTAL RETURN	14.26%	(0.21)%	11.43	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$145,288	$102,292	$74,426		$43,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.18%	0.22%	0.24	%(c)	0.64%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.07%	0.08%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.82%	1.96%	2.49	%(c)	1.38%	(0.10	)%(c)
Portfolio turnover rate	10%	21%	13	%(b)	23%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	63

Financial highlights	concluded

Lifecycle Index 2015 Fund  ¡  For the period or year ended

		Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.61	$11.88	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.21	0.18		0.20	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.38	(0.27)	1.04		0.67	—
Total gain (loss) from investment operations	1.62	(0.06)	1.22		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.20)	(0.17)		(0.04)	—
Net realized gains	(0.01)	(0.01)	—		—	—
Total distributions	(0.21)	(0.21)	(0.17)		(0.04)	—
Net asset value, end of period	$13.02	$11.61	$11.88		$10.83	$10.00

TOTAL RETURN	14.04%	(0.39)%	11.41	%(b)	8.72%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$53,709	$15,447	$9,054		$758	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.33%	0.37%	0.40	%(c)	0.90%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22%	0.23%	0.22	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.91%	1.81%	2.44	%(c)	1.97%	(0.25	)%(c)
Portfolio turnover rate	10%	21%	13	%(b)	23%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.11%, 0.11%, 0.10% and 0.11%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

64	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2020 Fund  ¡  For the period or year ended

		Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.59	$12.01	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.18	0.09		0.19	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.64	(0.40)	1.26		0.68	—
Total gain (loss) from investment operations	1.85	(0.22)	1.35		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.19)	(0.19)	(0.17)		(0.04)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.19)	(0.20)	(0.17)		(0.04)	—
Net asset value, end of period	$13.25	$11.59	$12.01		$10.83	$10.00

TOTAL RETURN	16.13%	(1.70)%	12.58	%(b)	8.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$23,032	$8,485	$2,363		$304	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47%	0.51%	0.54	%(c)	1.06%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.32%	0.34%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.64%	1.54%	1.19	%(c)	1.80%	(0.35	)%(c)
Portfolio turnover rate	8%	14%	11	%(b)	22%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	65

Financial highlights	continued

Lifecycle Index 2020 Fund  ¡  For the period or year ended

		Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63	$12.04	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.22	0.19		0.12	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.67	(0.41)	1.18		0.78	—
Total gain (loss) from investment operations	1.90	(0.19)	1.37		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.21)	(0.18)		(0.05)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.21)	(0.22)	(0.18)		(0.05)	—
Net asset value, end of period	$13.32	$11.63	$12.04		$10.85	$10.00

TOTAL RETURN	16.51%	(1.49)%	12.74	%(b)	9.00%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$183,056	$121,899	$84,549		$51,737	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17%	0.21%	0.23	%(c)	0.62%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.07%	0.09%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.83%	1.87%	2.46	%(c)	1.16%	(0.10	)%(c)
Portfolio turnover rate	8%	14%	11	%(b)	22%	0	%(b)

66	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2020 Fund  ¡  For the period or year ended

		Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.60	$12.02	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.20	0.18		0.18	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.62	(0.41)	1.18		0.69	—
Total gain (loss) from investment operations	1.87	(0.21)	1.36		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.20)	(0.17)		(0.04)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.20)	(0.21)	(0.17)		(0.04)	—
Net asset value, end of period	$13.27	$11.60	$12.02		$10.83	$10.00

TOTAL RETURN	16.29%	(1.67)%	12.72	%(b)	8.76%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$89,233	$27,047	$19,670		$1,851	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32%	0.36%	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.22%	0.24%	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.96%	1.69%	2.35	%(c)	1.73%	(0.25	)%(c)
Portfolio turnover rate	8%	14%	11	%(b)	22%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.10%, 0.11%, 0.10% and 0.10%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	67

Financial highlights

Lifecycle Index 2025 Fund  ¡  For the period or year ended

		Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.58	$12.15	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.19	0.13		0.17	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.91	(0.56)	1.38		0.70	—
Total gain (loss) from investment operations	2.12	(0.37)	1.51		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.19)	(0.18)		(0.05)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.20)	(0.20)	(0.18)		(0.05)	—
Net asset value, end of period	$13.50	$11.58	$12.15		$10.82	$10.00

TOTAL RETURN	18.46%	(2.97)%	14.06	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$19,093	$5,837	$1,125		$324	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47%	0.51%	0.57	%(c)	1.10%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.34%	0.33	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.69%	1.64%	1.64	%(c)	1.69%	(0.35	)%(c)
Portfolio turnover rate	8%	12%	9	%(b)	16%	0	%(b)

68	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2025 Fund  ¡  For the period or year ended

		Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63	$12.18	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.21	0.19		0.10	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.93	(0.55)	1.33		0.79	—
Total gain (loss) from investment operations	2.16	(0.34)	1.52		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.20)	(0.18)		(0.05)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.22)	(0.21)	(0.18)		(0.05)	—
Net asset value, end of period	$13.57	$11.63	$12.18		$10.84	$10.00

TOTAL RETURN	18.71%	(2.70)%	14.21	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$187,069	$120,360	$86,413		$51,228	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17%	0.21%	0.23	%(c)	0.65%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.08%	0.09%	0.08	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.84%	1.80%	2.47	%(c)	0.97%	(0.10	)%(c)
Portfolio turnover rate	8%	12%	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	69

Financial highlights	concluded

Lifecycle Index 2025 Fund  ¡  For the period or year ended

		Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.61	$12.16	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.19	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	1.86	(0.54)	1.33		0.72	—
Total gain (loss) from investment operations	2.13	(0.35)	1.51		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.19)	(0.18)		(0.05)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.21)	(0.20)	(0.18)		(0.05)	—
Net asset value, end of period	$13.53	$11.61	$12.16		$10.83	$10.00

TOTAL RETURN	18.50%	(2.79)%	14.09	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$81,393	$18,118	$11,066		$1,664	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32%	0.36%	0.39	%(c)	0.89%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.24%	0.23	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.11%	1.64%	2.38	%(c)	1.61%	(0.25	)%(c)
Portfolio turnover rate	8%	12%	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.09%, 0.10%, 0.09% and 0.10%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

70	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2030 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value,beginning of period	$11.60	$12.31	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.18	0.12		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.16	(0.70)	1.54		0.72	—
Total gain (loss) from investment operations	2.37	(0.52)	1.66		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.20)	(0.18)	(0.18)		(0.04)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.20)	(0.19)	(0.18)		(0.04)	—
Net asset value, end of period	$13.77	$11.60	$12.31		$10.83	$10.00

TOTAL RETURN	20.62%	(4.10)%	15.52	%(b)	8.69%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$18,588	$7,553	$2,415		$455	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47%	0.51%	0.54	%(c)	1.01%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34%	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.62%	1.53%	1.61	%(c)	1.48%	(0.35	)%(c)
Portfolio turnover rate	4%	10%	9	%(b)	16%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	71

Financial highlights	continued

Lifecycle Index 2030 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.65	$12.35	$10.86		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.20	0.19		0.07	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.17	(0.70)	1.49		0.83	—
Total gain (loss) from investment operations	2.41	(0.50)	1.68		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.19)	(0.19)		(0.04)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.22)	(0.20)	(0.19)		(0.04)	—
Net asset value, end of period	$13.84	$11.65	$12.35		$10.86	$10.00

TOTAL RETURN	20.90%	(3.89)%	15.64	%(b)	9.06%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$194,258	$124,802	$91,910		$56,944	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17%	0.21%	0.22	%(c)	0.59%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09%	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.84%	1.74%	2.45	%(c)	0.71%	(0.10	)%(c)
Portfolio turnover rate	4%	10%	9	%(b)	16%	0	%(b)

72	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2030 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.62	$12.32	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.26	0.18	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.14	(0.69)	1.49		0.72	—
Total gain (loss) from investment operations	2.40	(0.51)	1.67		0.88	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.18)	(0.19)		(0.04)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.22)	(0.19)	(0.19)		(0.04)	—
Net asset value, end of period	$13.80	$11.62	$12.32		$10.84	$10.00

TOTAL RETURN	20.79%	(4.00)%	15.54	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$86,071	$22,673	$15,655		$1,095	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32%	0.36%	0.37	%(c)	0.83%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24%	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.05%	1.55%	2.32	%(c)	1.56%	(0.25	)%(c)
Portfolio turnover rate	4%	10%	9	%(b)	16%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 was 0.09%.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	73

Financial highlights

Lifecycle Index 2035 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.57	$12.44	$10.82		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.18	0.13		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.43	(0.86)	1.68		0.71	—
Total gain (loss) from investment operations	2.64	(0.68)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.19)		(0.04)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.21)	(0.19)	(0.19)		(0.04)	—
Net asset value, end of period	$14.00	$11.57	$12.44		$10.82	$10.00

TOTAL RETURN	23.00%	(5.36)%	16.89	%(b)	8.64%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$16,853	$6,337	$1,597		$404	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.47%	0.51%	0.55	%(c)	1.04%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34%	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.63%	1.52%	1.61	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	7%	19%	10	%(b)	10%	0	%(b)

74	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2035 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.63	$12.48	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.20	0.19		0.05	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.44	(0.85)	1.65		0.84	—
Total gain (loss) from investment operations	2.68	(0.65)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.23)	(0.19)	(0.20)		(0.05)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.23)	(0.20)	(0.20)		(0.05)	—
Net asset value, end of period	$14.08	$11.63	$12.48		$10.84	$10.00

TOTAL RETURN	23.25%	(5.07)%	17.12	%(b)	8.91%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$203,726	$125,358	$91,325		$56,430	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.17%	0.21%	0.23	%(c)	0.61%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09%	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.86%	1.68%	2.46	%(c)	0.52%	(0.10	)%(c)
Portfolio turnover rate	7%	19%	10	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	75

Financial highlights	concluded

Lifecycle Index 2035 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.60	$12.46	$10.83		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.17	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.37	(0.84)	1.64		0.73	—
Total gain (loss) from investment operations	2.65	(0.67)	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.22)	(0.18)	(0.19)		(0.04)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.22)	(0.19)	(0.19)		(0.04)	—
Net asset value, end of period	$14.03	$11.60	$12.46		$10.83	$10.00

TOTAL RETURN	23.06%	(5.26)%	17.00	%(b)	8.77%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$68,495	$13,777	$7,916		$1,336	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.32%	0.36%	0.38	%(c)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24%	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.17%	1.49%	2.31	%(c)	1.40%	(0.25	)%(c)
Portfolio turnover rate	7%	19%	10	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.08%, 0.09%, 0.08% and 0.09%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

76	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2040 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.57	$12.48	$10.84		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.18	0.11		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.55	(0.89)	1.72		0.71	—
Total gain (loss) from investment operations	2.76	(0.71)	1.83		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.19)		(0.02)	—
Net realized gains	0.00 (d)	(0.02)	—		—	—
Total distributions	(0.21)	(0.20)	(0.19)		(0.02)	—
Net asset value, end of period	$14.12	$11.57	$12.48		$10.84	$10.00

TOTAL RETURN	24.10%	(5.62)%	17.06	%(b)	8.62%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$19,052	$7,751	$1,882		$395	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46%	0.49%	0.54	%(c)	0.88%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34%	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.65%	1.51%	1.37	%(c)	1.41%	(0.35	)%(c)
Portfolio turnover rate	6%	17%	10	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	77

Financial highlights	continued

Lifecycle Index 2040 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.62	$12.52	$10.87		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.20	0.19		0.04	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.57	(0.89)	1.66		0.86	—
Total gain (loss) from investment operations	2.81	(0.69)	1.85		0.90	0.00	(d)

Less distributions from:
Net investment income	(0.24)	(0.19)	(0.20)		(0.03)	—
Net realized gains	0.00 (d)	(0.02)	—		—	—
Total distributions	(0.24)	(0.21)	(0.20)		(0.03)	—
Net asset value, end of period	$14.19	$11.62	$12.52		$10.87	$10.00

TOTAL RETURN	24.37%	(5.42)%	17.19	%(b)	8.98%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$264,444	$170,934	$119,510		$79,123	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16%	0.19%	0.21	%(c)	0.47%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09%	0.10%	0.09	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.86%	1.70%	2.46	%(c)	0.42%	(0.10	)%(c)
Portfolio turnover rate	6%	17%	10	%(b)	11%	0	%(b)

78	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2040 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.59	$12.49	$10.85		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.17	0.18		0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.50	(0.87)	1.65		0.73	—
Total gain (loss) from investment operations	2.78	(0.70)	1.83		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.23)	(0.18)	(0.19)		(0.02)	—
Net realized gains	0.00 (d)	(0.02)	—		—	—
Total distributions	(0.23)	(0.20)	(0.19)		(0.02)	—
Net asset value, end of period	$14.14	$11.59	$12.49		$10.85	$10.00

TOTAL RETURN	24.18%	(5.52)%	17.08	%(b)	8.74%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$66,876	$16,233	$11,311		$1,790	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.31%	0.34%	0.37	%(c)	0.69%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24%	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.12%	1.48%	2.32	%(c)	1.32%	(0.25	)%(c)
Portfolio turnover rate	6%	17%	10	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.08%, 0.09%, 0.08% and 0.09%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	79

Financial highlights

Lifecycle Index 2045 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.50	$12.39	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.16	0.16		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.50	(0.86)	1.65		0.71	—
Total gain (loss) from investment operations	2.73	(0.70)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.19)		(0.09)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.21)	(0.19)	(0.19)		(0.09)	—
Net asset value, end of period	$14.02	$11.50	$12.39		$10.77	$10.00

TOTAL RETURN	23.98%	(5.56)%	16.98	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$9,184	$2,967	$596		$325	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.52%	0.64%	0.70	%(c)	1.53%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34%	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.75%	1.38%	1.99	%(c)	1.46%	(0.35	)%(c)
Portfolio turnover rate	16%	25%	11	%(b)	10%	0	%(b)

80	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	continued

Lifecycle Index 2045 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.54	$12.42	$10.79		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.25	0.19	0.19		0.09	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.54	(0.87)	1.64		0.80	—
Total gain (loss) from investment operations	2.79	(0.68)	1.83		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.23)	(0.19)	(0.20)		(0.10)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.23)	(0.20)	(0.20)		(0.10)	—
Net asset value, end of period	$14.10	$11.54	$12.42		$10.79	$10.00

TOTAL RETURN	24.42%	(5.36)%	17.13	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$83,001	$45,913	$28,529		$17,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.22%	0.34%	0.35	%(c)	1.15%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09%	0.10%	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.90%	1.65%	2.41	%(c)	0.90%	(0.10	)%(c)
Portfolio turnover rate	16%	25%	11	%(b)	10%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	81

Financial highlights	concluded

Lifecycle Index 2045 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.52	$12.40	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.17	0.17		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.46	(0.86)	1.64		0.71	—
Total gain (loss) from investment operations	2.76	(0.69)	1.81		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.23)	(0.18)	(0.19)		(0.09)	—
Net realized gains	0.00 (d)	(0.01)	—		—	—
Total distributions	(0.23)	(0.19)	(0.19)		(0.09)	—
Net asset value, end of period	$14.05	$11.52	$12.40		$10.78	$10.00

TOTAL RETURN	24.14%	(5.46)%	17.01	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$44,631	$7,202	$4,521		$408	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36%	0.49%	0.51	%(c)	1.37%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24%	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.35%	1.47%	2.25	%(c)	1.57%	(0.25	)%(c)
Portfolio turnover rate	16%	25%	11	%(b)	10%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.08%, 0.09%, 0.08% and 0.09%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

82	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights

Lifecycle Index 2050 Fund  ¡  For the period or year ended

	Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.49	$12.38	$10.76		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.15	0.17		0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.51	(0.85)	1.64		0.71	—
Total gain (loss) from investment operations	2.73	(0.70)	1.81		0.86	0.00	(d)

Less distributions from:
Net investment income	(0.21)	(0.18)	(0.19)		(0.10)	—
Net realized gains	—	(0.01)	—		—	—
Total distributions	(0.21)	(0.19)	(0.19)		(0.10)	—
Net asset value, end of period	$14.01	$11.49	$12.38		$10.76	$10.00

TOTAL RETURN	24.00%	(5.57)%	17.01	%(b)	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$5,528	$1,692	$404		$286	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.58%	0.75%	0.80	%(c)	1.80%	875.82	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34%	0.35%	0.34	%(c)	0.33%	0.35	%(c)
Ratio of net investment income (loss) to average net assets	1.67%	1.33%	2.13	%(c)	1.49%	(0.35	)%(c)
Portfolio turnover rate	22%	30%	12	%(b)	11%	0	%(b)

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	83

Financial highlights	continued

Lifecycle Index 2050 Fund  ¡  For the period or year ended

	Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.54	$12.42	$10.78		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.19	0.18		0.11	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.54	(0.87)	1.66		0.78	—
Total gain (loss) from investment operations	2.78	(0.68)	1.84		0.89	0.00	(d)

Less distributions from:
Net investment income	(0.23)	(0.19)	(0.20)		(0.11)	—
Net realized gains	—	(0.01)	—		—	—
Total distributions	(0.23)	(0.20)	(0.20)		(0.11)	—
Net asset value, end of period	$14.09	$11.54	$12.42		$10.78	$10.00

TOTAL RETURN	24.33%	(5.36)%	17.26	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$57,380	$30,943	$19,744		$11,539	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28%	0.44%	0.43	%(c)	1.46%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.09%	0.10%	0.09	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.85%	1.66%	2.34	%(c)	1.10%	(0.10	)%(c)
Portfolio turnover rate	22%	30%	12	%(b)	11%	0	%(b)

84	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2050 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.51	$12.39	$10.77		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.17	0.18		0.16	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.46	(0.86)	1.64		0.71	—
Total gain (loss) from investment operations	2.76	(0.69)	1.82		0.87	0.00	(d)

Less distributions from:
Net investment income	(0.23)	(0.18)	(0.20)		(0.10)	—
Net realized gains	—	(0.01)	—		—	—
Total distributions	(0.23)	(0.19)	(0.20)		(0.10)	—
Net asset value, end of period	$14.04	$11.51	$12.39		$10.77	$10.00

TOTAL RETURN	24.16%	(5.46)%	17.04	%(b)	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$26,880	$3,683	$2,458		$328	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.41%	0.59%	0.60	%(c)	1.65%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24%	0.25%	0.24	%(c)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.33%	1.46%	2.27	%(c)	1.59%	(0.25	)%(c)
Portfolio turnover rate	22%	30%	12	%(b)	11%	0	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.08%, 0.09%, 0.08% and 0.09%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on September 30, 2009.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	85

Financial highlights

Lifecycle Index 2055 Fund  ¡  For the period or year ended

	Retirement Class					Institutional Class
	5/31/13	5/31/12		5/31/11	*	5/31/13	5/31/12	5/31/11	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.17	$9.87		$10.00		$9.18	$9.87	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.13		(0.00	)(d)	0.19	0.15	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.02	(0.70)		(0.13)		2.03	(0.69)	(0.13)
Total gain (loss) from investment operations	2.18	(0.57)		(0.13)		2.22	(0.54)	(0.13)

Less distributions from:
Net investment income	(0.16)	(0.13)		—		(0.19)	(0.15)	—
Net realized gains	0.00 (d)	(0.00	)(d)	—		0.00 (d)	0.00 (d)	—
Total distributions	(0.16)	(0.13)		—		(0.19)	(0.15)	—
Net asset value, end of period	$11.19	$9.17		$9.87		$11.21	$9.18	$9.87

TOTAL RETURN	24.03%	(5.59)%		(1.30	)%(b)	24.40%	(5.33)%	(1.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,416	$986		$987		$13,356	$8,376	$7,896
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.06%	1.46%		9.33	%(c)	0.75%	1.15%	8.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.34%	0.35%		0.35	%(c)	0.09%	0.10%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.55%	1.36%		(0.09	)%(c)	1.83%	1.61%	0.15	%(c)
Portfolio turnover rate	9%	7%		1	%(b)	9%	7%	1	%(b)

86	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Financial highlights	concluded

Lifecycle Index 2055 Fund  ¡  For the period or year ended

	Premier Class
	5/31/13	5/31/12	5/31/11	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.17	$9.87	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.14	0.00	(d)
Net realized and unrealized gain (loss) on total investments (f)	2.02	(0.70)	(0.13)
Total gain (loss) from investment operations	2.21	(0.56)	(0.13)

Less distributions from:
Net investment income	(0.18)	(0.14)	—
Net realized gains	0.00 (d)	0.00 (d)	—
Total distributions	(0.18)	(0.14)	—
Net asset value, end of period	$11.20	$9.17	$9.87

TOTAL RETURN	24.29%	(5.53)%	(1.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,305	$986	$987
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.91%	1.31%	9.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.81%	1.50%	0.01	%(c)
Portfolio turnover rate	9%	7%	1	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012 and May 31, 2011 were 0.08%, 0.09% and 0.09%, respectively.
(f)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
*	The Fund commenced operations on April 29, 2011.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	87

Notes to financial statements

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively, the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Reclassification: Short-term capital gain distributions have been reclassified from dividends from affiliated investments to realized gain distributions from affiliated investments in the Statements of Operations. Short-term capital gain distributions have been reclassified from net investment income (loss) to net realized gain (loss) from investments, as well as an associated adjustment to the undistributed net investment income (loss) included in net assets in the Statements of Changes in Net Assets. The Financial Highlights reflect these reclassifications.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

88	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009–2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2013, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and dividend reclassifications were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	89

Notes to financial statements

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2013, there were no transfers between levels by the Funds.

As of May 31, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Retirement Income Fund; 0.05% for the 2010 Fund; 0.04% for the 2015 Fund; 0.04% for the 2020 Fund; 0.03% for the 2025 Fund, and 0.02% for the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and 2055 Fund. These waivers will remain in effect through April 30, 2014. However, this agreement may be terminated before this date with the approval of the Board. Prior to April 8, 2013, Advisors had contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.05% for the Retirement Income Fund; 0.04% for the 2010 Fund; 0.03% for the 2015 Fund and 2020 Fund; 0.02% for the 2025 Fund and 0.01% for the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and the 2055 Fund. Prior to October 1, 2012, Advisors had contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the

90	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

average daily net assets of each Fund: 0.04% for the Retirement Income Fund; 0.03% for the 2010 Fund; 0.02% for the 2015 Fund; and 0.01% for the 2020 Fund and 2025 Fund. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Retirement Class and Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2014. However, this agreement may be terminated before this date with the approval of the Board.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with the approval of the Board.

At the commencement of operations of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2050 Fund, and Lifecycle Index 2055 Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by affiliates as of May 31, 2013:

Fund	TIAA

Lifecycle Index Retirement Income	20%
Lifecycle Index 2050	7
Lifecycle Index 2055	68

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	91

Notes to financial statements

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2013

Lifecycle Index Retirement Income
TIAA-CREF Bond Index	$7,372,835	$7,192,174	$1,483,736	$4,035	$179,998	$12,888,761
TIAA-CREF Emerging Markets Equity Index	380,733	329,287	135,885	(11,211)	8,370	617,278
TIAA-CREF Equity Index	4,354,657	3,614,883	1,409,711	41,785	114,841	7,936,920
TIAA-CREF Inflation-Linked Bond	1,480,252	1,480,959	308,186	5,602	33,933	2,536,557
TIAA-CREF International Equity Index	1,064,670	929,816	403,359	1,761	50,836	1,914,193
	$14,653,147	$13,547,119	$3,740,877	$41,972	$387,978	$25,893,709

Lifecycle Index 2010
TIAA-CREF Bond Index	$36,579,175	$22,235,732	$3,405,566	$27,354	$823,652	$54,624,002
TIAA-CREF Emerging Markets Equity Index	2,515,358	1,209,907	647,073	(60,272)	48,069	3,366,450
TIAA-CREF Equity Index	28,774,018	12,304,780	6,110,769	302,377	659,182	43,210,182
TIAA-CREF Inflation-Linked Bond	5,498,823	3,880,543	597,433	24,606	120,388	8,406,463
TIAA-CREF International Equity Index	7,033,112	3,145,001	1,728,724	(15,337)	291,850	10,450,490
	$80,400,486	$42,775,963	$12,489,565	$278,728	$1,943,141	$120,057,587

Lifecycle Index 2015
TIAA-CREF Bond Index	$51,530,047	$42,659,796	$3,328,578	$54,283	$1,243,864	$89,537,381
TIAA-CREF Emerging Markets Equity Index	4,534,230	2,708,709	858,503	(82,377)	93,256	6,887,932
TIAA-CREF Equity Index	51,873,954	29,047,311	8,252,188	426,292	1,278,879	88,462,731
TIAA-CREF Inflation-Linked Bond	6,111,276	5,755,475	428,104	35,658	138,185	10,952,912
TIAA-CREF International Equity Index	12,679,431	7,456,536	2,425,820	(48,288)	566,207	21,439,375
	$126,728,938	$87,627,827	$15,293,193	$385,568	$3,320,391	$217,280,331

Lifecycle Index 2020
TIAA-CREF Bond Index	$54,459,629	$53,170,859	$2,776,422	$72,123	$1,384,195	$103,316,245
TIAA-CREF Emerging Markets Equity Index	6,436,516	4,595,540	1,063,582	(97,906)	140,845	10,677,043
TIAA-CREF Equity Index	73,747,498	49,272,839	9,012,038	580,853	1,932,132	137,763,410
TIAA-CREF Inflation-Linked Bond	4,401,974	5,338,452	295,538	28,502	103,205	9,048,049
TIAA-CREF International Equity Index	18,007,275	12,828,210	3,234,834	(51,198)	855,410	33,109,382
	$157,052,892	$125,205,900	$16,382,414	$532,374	$4,415,787	$293,914,129

92	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2013

Lifecycle Index 2025
TIAA-CREF Bond Index	$41,249,153	$45,381,632	$2,252,454	$56,633	$1,090,463	$83,114,599
TIAA-CREF Emerging Markets Equity Index	6,640,842	5,297,008	956,083	(102,326)	152,956	11,705,206
TIAA-CREF Equity Index	76,167,211	56,666,999	6,911,990	616,915	2,098,577	151,490,405
TIAA-CREF Inflation-Linked Bond	1,111,167	2,280,458	71,226	8,971	28,714	3,182,118
TIAA-CREF International Equity Index	18,573,617	14,438,445	2,549,279	(85,431)	929,006	36,301,879
	$143,741,990	$124,064,542	$12,741,032	$494,762	$4,299,716	$285,794,207

Lifecycle Index 2030
TIAA-CREF Bond Index	$33,133,138	$34,636,890	$873,540	$48,801	$867,504	$65,901,186
TIAA-CREF Emerging Markets Equity Index	7,926,601	5,643,125	875,350	(114,903)	175,532	13,562,490
TIAA-CREF Equity Index	91,179,745	58,885,790	3,928,579	752,691	2,408,269	176,080,869
TIAA-CREF International Equity Index	22,164,187	15,227,237	2,214,241	(120,634)	1,066,051	42,064,935
	$154,403,671	$114,393,042	$7,891,710	$565,955	$4,517,356	$297,609,480

Lifecycle Index 2035
TIAA-CREF Bond Index	$19,479,702	$22,637,838	$677,547	$30,805	$522,850	$40,816,439
TIAA-CREF Emerging Markets Equity Index	8,067,856	6,052,707	592,044	(95,300)	183,137	14,417,759
TIAA-CREF Equity Index	94,795,777	63,411,970	2,115,660	771,701	2,512,605	187,586,485
TIAA-CREF International Equity Index	22,534,533	16,606,751	1,550,921	(125,943)	1,112,239	44,782,566
	$144,877,868	$108,709,266	$4,936,172	$581,263	$4,330,831	$287,603,249

Lifecycle Index 2040
TIAA-CREF Bond Index	$20,144,236	$15,431,223	$1,134,695	$28,744	$472,928	$33,938,226
TIAA-CREF Emerging Markets Equity Index	11,186,075	6,855,854	902,820	(144,727)	235,354	18,378,061
TIAA-CREF Equity Index	131,612,674	68,052,185	1,780,360	980,567	3,229,028	239,073,787
TIAA-CREF International Equity Index	31,251,659	18,364,184	2,133,725	(212,368)	1,429,376	57,066,016
	$194,194,644	$108,703,446	$5,951,600	$652,216	$5,366,686	$348,456,090

Lifecycle Index 2045
TIAA-CREF Bond Index	$5,766,581	$7,887,532	$245,021	$10,114	$168,194	$13,197,246
TIAA-CREF Emerging Markets Equity Index	3,195,248	3,785,770	182,318	(25,615)	90,666	7,159,994
TIAA-CREF Equity Index	37,682,520	41,487,630	771,415	372,643	1,243,351	93,117,195
TIAA-CREF International Equity Index	8,946,840	10,439,193	410,531	(32,669)	550,480	22,206,624
	$55,591,189	$63,600,125	$1,609,285	$324,473	$2,052,691	$135,681,059

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	93

Notes to financial statements

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2013

Lifecycle Index 2050
TIAA-CREF Bond Index	$3,739,239	$5,211,065	$104,990	$6,227	$108,022	$8,709,213
TIAA-CREF Emerging Markets Equity Index	2,077,920	2,541,000	123,473	(16,471)	56,447	4,718,994
TIAA-CREF Equity Index	24,425,781	27,966,288	609,019	234,915	774,143	61,290,258
TIAA-CREF International Equity Index	5,804,102	6,986,123	224,028	(16,401)	342,736	14,634,307
	$36,047,042	$42,704,476	$1,061,510	$208,270	$1,281,348	$89,352,772

Lifecycle Index 2055
TIAA-CREF Bond Index	$1,067,942	$656,087	$43,332	$1,516	$23,469	$1,657,177
TIAA-CREF Emerging Markets Equity Index	593,673	271,389	34,488	(6,995)	11,147	896,230
TIAA-CREF Equity Index	6,970,868	2,753,985	100,234	47,546	152,929	11,656,488
TIAA-CREF International Equity Index	1,662,730	705,796	71,084	(11,155)	67,696	2,779,713
	$10,295,213	$4,387,257	$249,138	$30,912	$255,241	$16,989,608

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)

Lifecycle Index Retirement Income	$23,561,090	$2,332,619	$—	$2,332,619
Lifecycle Index 2010	106,586,205	13,471,382	—	13,471,382
Lifecycle Index 2015	192,857,854	24,426,297	(3,820)	24,422,477
Lifecycle Index 2020	258,872,247	35,129,006	(87,124)	35,041,882
Lifecycle Index 2025	248,778,407	37,207,786	(191,986)	37,015,800
Lifecycle Index 2030	254,132,448	43,733,540	(256,508)	43,477,032
Lifecycle Index 2035	242,461,259	45,432,772	(290,782)	45,141,990
Lifecycle Index 2040	287,800,231	60,990,492	(334,633)	60,655,859
Lifecycle Index 2045	115,928,988	19,868,634	(116,563)	19,752,071
Lifecycle Index 2050	76,510,177	12,928,650	(86,055)	12,842,595
Lifecycle Index 2055	15,280,482	1,785,106	(75,980)	1,709,126

94	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the year ended May 31, 2013 were as follows:

Fund	Purchases	Sales

Lifecycle Index Retirement Income	$14,632,153	$4,826,215
Lifecycle Index 2010	43,821,595	13,532,331
Lifecycle Index 2015	89,320,582	16,981,308
Lifecycle Index 2020	127,431,536	18,601,949
Lifecycle Index 2025	127,947,558	16,589,511
Lifecycle Index 2030	116,095,241	9,593,097
Lifecycle Index 2035	118,256,950	14,462,572
Lifecycle Index 2040	117,482,310	14,730,507
Lifecycle Index 2045	77,059,647	15,063,411
Lifecycle Index 2050	54,703,409	13,059,062
Lifecycle Index 2055	5,331,619	1,195,551

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2013, and the year ended May 31, 2012 was as follows:

	5/31/2013
Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Index Retirement Income	$362,826	$1,421	$364,247
Lifecycle Index 2010	1,902,102	5,760	1,907,862
Lifecycle Index 2015	3,125,888	7,940	3,133,828
Lifecycle Index 2020	4,030,391	4,406	4,034,797
Lifecycle Index 2025	3,948,632	1,124	3,949,756
Lifecycle Index 2030	4,157,590	565	4,158,155
Lifecycle Index 2035	4,026,808	532	4,027,340
Lifecycle Index 2040	5,054,459	217	5,054,676
Lifecycle Index 2045	1,925,536	168	1,925,704
Lifecycle Index 2050	1,202,600	—	1,202,600
Lifecycle Index 2055	240,353	39	240,392

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	95

Notes to financial statements

	5/31/2012
Fund	Ordinary income	Long-term capital gains	Total

Lifecycle Index Retirement Income	$275,340	$3,402	$278,742
Lifecycle Index 2010	1,593,882	2,869	1,596,751
Lifecycle Index 2015	2,217,239	3,604	2,220,843
Lifecycle Index 2020	2,520,040	26,774	2,546,814
Lifecycle Index 2025	2,263,861	2,829	2,266,690
Lifecycle Index 2030	2,403,232	30,070	2,433,302
Lifecycle Index 2035	2,240,785	1,989	2,242,774
Lifecycle Index 2040	3,066,635	45,814	3,112,449
Lifecycle Index 2045	768,654	2,660	771,314
Lifecycle Index 2050	508,811	1,945	510,756
Lifecycle Index 2055	157,031	—	157,031

As of May 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Post- October losses	Total

Lifecycle Index Retirement Income	$56,012	$51,613	$2,332,618		$—	$2,440,243
Lifecycle Index 2010	463,680	271,972	13,471,380		—	14,207,032
Lifecycle Index 2015	612,375	491,750	24,422,479		—	25,526,604
Lifecycle Index 2020	635,725	693,830	35,041,883		—	36,371,438
Lifecycle Index 2025	439,144	714,959	37,015,803		—	38,169,906
Lifecycle Index 2030	323,668	793,132	43,477,031		—	44,593,831
Lifecycle Index 2035	125,498	807,184	45,141,990		(14,317)	46,060,355
Lifecycle Index 2040	66,943	1,035,935	60,655,858		—	61,758,736
Lifecycle Index 2045	12,008	392,738	19,752,070		(7,358)	20,149,458
Lifecycle Index 2050	9,634	239,671	12,842,593		(941)	13,090,957
Lifecycle Index 2055	5,562	48,953	1,709,126		—	1,763,641

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expires June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated

96	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2013, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	97

Report of independent registered
public accounting firm

To the Board of Trustees and Shareholders of the
TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, and Lifecycle Index 2055 Fund (eleven of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”), at May 31, 2013, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

Baltimore, Maryland
July 19, 2013

98	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ¡  May 31, 2013

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	99

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ¡  May 31, 2013

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

100	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	101

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ¡  May 31, 2013

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

Officers
Name, address and date of birth (“DOB”)	Position(s) held with Fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

102	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) (since 2012) and Interim Head of Asset Management (2012–2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012).
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.	Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer (since 2012) of T-C Life. Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	103

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ¡  May 31, 2013

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).
Robert G. Leary[1] TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since June 2013). Former Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007-2009). Executive Vice President (2006-2007) and Managing Director (1995–2005), AIG Financial Products Corp.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

1 Effective June 24, 2013.

104	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2012.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	105

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each TIAA-CREF Lifecycle Index Fund series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Lipper also compared much

106	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	107

Renewal of investment management agreement (unaudited)

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. A portion of these review activities were conducted during in-person meetings of the Operations Committee and the Board that were held on March 15, 2013, which resulted in the Operations Committee and the Board requesting and receiving follow-up information relating to certain Funds. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its in-person meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are

108	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds ranked in the top three performance quintiles for most reported time periods versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board also noted TAI’s voluntary waiver of each Fund’s

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	109

Renewal of investment management agreement (unaudited)

management fees during the year. The Board also acknowledged certain permanent and temporary waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI had earned no or very slight direct profits with respect to the Funds under the Agreement and expected this trend to continue. The Board also considered that TAI may have indirect losses with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI which operate at a loss to TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI incurred a loss with respect to its direct operation of each Fund, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide funds-of-funds management services to the TIAA-CREF Lifestyle Funds, with an annual management fee of 0.10%, the TIAA-CREF Lifecycle

110	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Funds, with an annual management fee of 0.10%, which is entirely waived by TAI, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI and its affiliates also manage other asset allocation products, such as education savings (529) plans.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates continue to be willing to waive fees and make expense reimbursements to the Funds and to certain underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. References below to an “Expense Group” mean the group of comparable funds selected by Lipper for expense comparison purposes; references to an “Expense Universe” mean the universe of comparable funds selected by Lipper for expense comparison purposes; references to a “Performance Group” mean the group of comparable funds selected by Lipper for performance comparison purposes; and references to a “Performance Universe” mean the universe of comparable funds selected by Lipper for performance comparison purposes. To the extent that a Fund’s factors below do not include references to any or all of its Expense Group, Expense Universe, Performance Group or Performance Universe categories, it is because there were insufficient comparable funds in existence for Lipper to either create such categories or to create quintile rankings within such categories.

The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement and Premier Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	111

Renewal of investment management agreement (unaudited)

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2012 under the Agreement.

Lifecycle Index Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.06% of this fee through at least April 30, 2014.
•	The Fund did not have a group of its Expense Group or its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.05% of this fee through at least April 30, 2014.
•	The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.04% of this fee through at least April 30, 2014.
•	The Fund was in the 2nd quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

112	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Lifecycle Index 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.04% of this fee through at least April 30, 2014.
•	The Fund was in the 2nd quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.03% of this fee through at least April 30, 2014.
•	The Fund was in the 3rd and 2nd quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.02% of this fee through at least April 30, 2014.
•	The Fund was in the 2nd quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.02% of this fee through at least April 30, 2014.
•	The Fund was in the 2nd quintile of its Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	113

Renewal of investment management agreement (unaudited)

Lifecycle Index 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.02% of this fee through at least April 30, 2014.
•	The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.02% of this fee through at least April 30, 2014.
•	The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifecycle Index 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.02% of this fee through at least April 30, 2014.
•	The Fund’s total expenses were in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd and 1st quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

114	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Lifecycle Index 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to waive 0.02% of this fee through at least April 30, 2014.
•	The Fund’s total expenses were in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any losses that TAI might have incurred with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	115

Important tax information (unaudited)

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2013, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains

Lifecycle Index Retirement Income	$1,421
Lifecycle Index 2010	5,760
Lifecycle Index 2015	7,940
Lifecycle Index 2020	4,406
Lifecycle Index 2025	1,124
Lifecycle Index 2030	565
Lifecycle Index 2035	532
Lifecycle Index 2040	217
Lifecycle Index 2045	168
Lifecycle Index 2050	—
Lifecycle Index 2055	39

For the year ended May 31, 2013, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage

Lifecycle Index Retirement Income	33.29%
Lifecycle Index 2010	37.93%
Lifecycle Index 2015	45.29%
Lifecycle Index 2020	52.62%
Lifecycle Index 2025	59.76%
Lifecycle Index 2030	65.64%
Lifecycle Index 2035	71.69%
Lifecycle Index 2040	74.08%
Lifecycle Index 2045	74.92%
Lifecycle Index 2050	74.66%
Lifecycle Index 2055	73.32%

For the year ended May 31, 2013, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle Index Retirement Income	24.96%
Lifecycle Index 2010	27.60%
Lifecycle Index 2015	33.16%
Lifecycle Index 2020	39.00%
Lifecycle Index 2025	44.33%
Lifecycle Index 2030	48.89%
Lifecycle Index 2035	53.73%
Lifecycle Index 2040	55.60%
Lifecycle Index 2045	56.30%
Lifecycle Index 2050	56.10%
Lifecycle Index 2055	55.00%

116	2013 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

For the year ended May 31, 2013, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share

Lifecycle Index Retirement Income Fund	$ 34,612	$0.01851
Lifecycle Index 2010 Fund	198,716	0.02277
Lifecycle Index 2015 Fund	385,521	0.02622
Lifecycle Index 2020 Fund	582,397	0.03040
Lifecycle Index 2025 Fund	632,499	0.03446
Lifecycle Index 2030 Fund	725,814	0.03854
Lifecycle Index 2035 Fund	757,260	0.04273
Lifecycle Index 2040 Fund	973,180	0.04498
Lifecycle Index 2045 Fund	374,814	0.04459
Lifecycle Index 2050 Fund	233,361	0.04454
Lifecycle Index 2055 Fund	46,091	0.03556

For the year ended May 31, 2013, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share

Lifecycle Index Retirement Income Fund	$ 2,256	$0.00121
Lifecycle Index 2010 Fund	12,952	0.00148
Lifecycle Index 2015 Fund	25,128	0.00171
Lifecycle Index 2020 Fund	37,957	0.00198
Lifecycle Index 2025 Fund	41,222	0.00225
Lifecycle Index 2030 Fund	47,304	0.00251
Lifecycle Index 2035 Fund	49,354	0.00278
Lifecycle Index 2040 Fund	63,426	0.00293
Lifecycle Index 2045 Fund	24,430	0.00291
Lifecycle Index 2050 Fund	15,210	0.00290
Lifecycle Index 2055 Fund	3,004	0.00232

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2013, which will be reported in conjunction with your 2013 Form 1099-DIV.

By early 2014, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Lifecycle Index Funds ■ 2013 Annual Report	117

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not	bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2013 Annual Report

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

May 31, 2013

Understanding your Lifestyle Funds report

This annual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 22 of this report. You can also obtain complete lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 44 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2012–May 31, 2013).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2013

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Income Fund actual return	$1,000.00	$1,026.53	$0.51		$2.37
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.37

Conservative Fund actual return	$1,000.00	$1,055.66	$0.51		$2.72
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.67

Moderate Fund actual return	$1,000.00	$1,085.38	$0.52		$3.07
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.97

Growth Fund actual return	$1,000.00	$1,114.28	$0.53		$3.37
5% annual hypothetical return	1,000.00	1,024.43	0.50		3.23

Aggressive Growth Fund actual return	$1,000.00	$1,142.90	$0.53		$3.58
5% annual hypothetical return	1,000.00	1,024.43	0.50		3.38

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.47% for the Income Fund; 0.53% for the Conservative Fund; 0.59% for the Moderate Fund; 0.64% for the Growth Fund; and 0.67% for the Aggressive Growth Fund.

6	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended May 31, 2013

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Income Fund actual return	$1,000.00	$1,025.87	$1.77		$3.64
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.63

Conservative Fund actual return	$1,000.00	$1,054.46	$1.79		$4.00
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.93

Moderate Fund actual return	$1,000.00	$1,084.20	$1.87		$4.42
5% annual hypothetical return	1,000.00	1,023.14	1.82		4.28

Growth Fund actual return	$1,000.00	$1,113.00	$1.90		$4.74
5% annual hypothetical return	1,000.00	1,023.14	1.82		4.53

Aggressive Growth Fund actual return	$1,000.00	$1,140.91	$1.92		$4.96
5% annual hypothetical return	1,000.00	1,023.14	1.82		4.68

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Income and Conservative Funds; and 0.36% for the Moderate, Growth and Aggressive Growth Funds for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.72% for the Income Fund; 0.78% for the Conservative Fund; 0.85% for the Moderate Fund; 0.90% for the Growth Fund; and 0.93% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	7

Important information about expenses

Expense examples

Six months ended May 31, 2013

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retail Class	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Income Fund actual return	$1,000.00	$1,025.62	$1.92		$3.79
5% annual hypothetical return	1,000.00	1,023.04	1.92		3.78

Conservative Fund actual return	$1,000.00	$1,054.41	$2.00		$4.20
5% annual hypothetical return	1,000.00	1,022.99	1.97		4.13

Moderate Fund actual return	$1,000.00	$1,084.07	$2.08		$4.62
5% annual hypothetical return	1,000.00	1,022.94	2.02		4.48

Growth Fund actual return	$1,000.00	$1,112.78	$2.21		$5.06
5% annual hypothetical return	1,000.00	1,022.84	2.12		4.84

Aggressive Growth Fund actual return	$1,000.00	$1,140.99	$2.35		$5.39
5% annual hypothetical return	1,000.00	1,022.74	2.22		5.09

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.38% for the Income Fund; 0.39% for the Conservative Fund; 0.40% for the Moderate Fund; 0.42% for the Growth Fund; and 0.44% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.75% for the Income Fund; 0.82% for the Conservative Fund; 0.89% for the Moderate Fund; 0.96% for the Growth Fund; and 1.01% for the Aggressive Growth Fund.

8	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended May 31, 2013

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Income Fund actual return	$1,000.00	$1,025.75	$1.36		$3.23
5% annual hypothetical return	1,000.00	1,023.59	1.36		3.23

Conservative Fund actual return	$1,000.00	$1,055.79	$1.33		$3.54
5% annual hypothetical return	1,000.00	1,023.64	1.31		3.48

Moderate Fund actual return	$1,000.00	$1,084.55	$1.40		$3.95
5% annual hypothetical return	1,000.00	1,023.59	1.36		3.83

Growth Fund actual return	$1,000.00	$1,113.76	$1.37		$4.22
5% annual hypothetical return	1,000.00	1,023.64	1.31		4.03

Aggressive Growth Fund actual return	$1,000.00	$1,141.50	$1.44		$4.48
5% annual hypothetical return	1,000.00	1,023.59	1.36		4.23

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.26% for the Conservative and Growth Funds; and 0.27% for the Income, Moderate and Aggressive Growth Funds for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.64% for the Income Fund; 0.69% for the Conservative Fund; 0.76% for the Moderate Fund; 0.80% for the Growth Fund; and 0.84% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	9

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2013

All five TIAA-CREF Lifestyle Funds outperformed their respective composite benchmarks for the twelve-month reporting period. Returns for the Institutional Class ranged from 7.86% for the Income Fund to 28.51% for the Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 1.18 percentage points for the Aggressive Growth Fund to 2.46 points for the Moderate Fund. (All fund returns are for the Institutional Class.)

A vigorous rally lifts global stock prices

Despite signs of slowing growth in many parts of the world, global stock markets posted large gains for the twelve-month period. Investors were encouraged by the temporary budget agreement in the United States, by the Federal Reserve’s continued steps to promote growth and by similar steps taken by the European Central Bank and the Bank of Japan. The rising tide of dollars, euros and yen lifted stock prices in markets throughout the world.

As measured by the Russell 3000® Index, the broad U.S. stock market soared 27.88%, with gains in each of the period’s last seven months. Foreign stocks performed nearly as well: the MSCI All Country World ex USA Index, which measures stock performance in 44 developed and emerging market nations, excluding the United States, rose 25.79% in terms of dollars.

The extraordinary returns from U.S. stocks contributed to a downturn in the market for investment-grade domestic bonds. Bonds have been paying historically low rates of interest, but their generally lower risk continued to make them attractive when stock prices plunged, as they did in the spring of 2012.

With stocks rebounding strongly, the broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned just 0.91% for the twelve-month period. Many bond investors expected interest rates to rise soon and thus favored short-term bonds, which could then be rolled over at higher rates. Bonds with maturity dates of less than five years, as measured by the Barclays U.S. 1–5 Year Government/Credit Bond Index, earned 1.23%.

10	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Large equity market gains drive the funds’ performance

All five Lifestyle Funds scored solid gains for the twelve months, and four registered double-digit returns, benefiting from the rally in global equity markets. Funds with greater exposure to stocks had higher returns.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by gains from both the international equity and U.S. equity sectors. Results from the International Equity Fund and the Large-Cap Value Fund were particularly strong. Conversely, absolute returns were constrained by weak results from the fixed-income and short-term fixed-income sectors.

International equity and fixed income boost relative results

Each of the Lifestyle Funds outpaced its own composite benchmark, largely because of strong relative performance in the international equity and fixed-income sectors.

The largest contributions within the international equity segment came from the International Equity Fund, which outpaced its own benchmark, the MSCI EAFE Index, by more than five-and-a-half percentage points, and the Emerging Markets Equity Fund, which topped its benchmark by more than six points. Another significant contribution to relative performance came from the Large-Cap Growth Fund in the U.S. equity sector.

In the fixed-income sector, the Bond Plus Fund made substantial contributions to all the Lifestyle Funds, except the Aggressive Growth Fund, which typically does not invest in bond-based funds. The Bond Plus Fund outpaced the Barclays U.S. Aggregate Bond Index by almost four percentage points. The relative performance of the Income and Conservative funds was also enhanced by investments in the Bond and Short-Term Bond funds.

These positive contributions more than offset detractions from the Growth & Income, Enhanced Large-Cap Growth Index and Enhanced Large-Cap Value Index funds, all of which underperformed their respective benchmarks. (Returns of the Lifestyle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	11

Lifestyle Income Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifestyle Income Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	7.86%	7.35%
Retirement Class	12/9/2011	7.56	7.10
Retail Class	12/9/2011	7.63	7.04
Premier Class	12/9/2011	7.71	7.22

Lifestyle Income Fund Composite Index*	—	5.92	5.58	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	0.91	2.71	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2013, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

12	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2013

Equity
U.S. equity	13.2%
International equity	6.8
Fixed income
Short-term fixed income	40.2
Fixed income	39.3

Other assets & liabilities, net	0.5

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	13

Lifestyle Conservative Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifestyle Conservative Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	13.12%	11.18%
Retirement Class	12/9/2011	12.87	10.89
Retail Class	12/9/2011	12.86	10.85
Premier Class	12/9/2011	13.07	11.04

Lifestyle Conservative Fund Composite Index*	—	10.93	9.18	†

Broad market index
Barclays U.S. Aggregate Bond Index	—	0.91	2.71	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2013, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

14	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2013

Equity
U.S. equity	27.7%
International equity	12.5
Fixed income
Fixed income	39.4
Short-term fixed income	20.2

Other assets & liabilities, net	0.2

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	15

Lifestyle Moderate Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifestyle Moderate Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	18.60%	15.04%
Retirement Class	12/9/2011	18.35	14.74
Retail Class	12/9/2011	18.31	14.69
Premier Class	12/9/2011	18.33	14.83

Lifestyle Moderate Fund Composite Index*	—	16.14	12.83	†

Broad market index
Russell 3000® Index	—	27.88	22.39	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2013, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

16	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2013

Equity
U.S. equity	41.8%
International equity	18.3
Fixed income
Fixed income	39.2
Short-term fixed income	0.3

Other assets & liabilities, net	0.4

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	17

Lifestyle Growth Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifestyle Growth Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	23.63%	17.97%
Retirement Class	12/9/2011	23.39	17.73
Retail Class	12/9/2011	23.26	17.63
Premier Class	12/9/2011	23.46	17.86

Lifestyle Growth Fund Composite Index*	—	21.63	16.29	†

Broad market index
Russell 3000® Index	—	27.88	22.39	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2013, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

18	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2013

Equity
U.S. equity	56.0%
International equity	24.0
Fixed income
Fixed income	19.6
Short-term fixed income	0.3

Other assets & liabilities, net	0.1

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	19

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2013

		Total return	Average annual total return

Lifestyle Aggressive Growth Fund	Inception date	1 year	since inception

Institutional Class	12/9/2011	28.51%	20.83%
Retirement Class	12/9/2011	28.19	20.54
Retail Class	12/9/2011	28.21	20.48
Premier Class	12/9/2011	28.36	20.66

Lifestyle Aggressive Growth Fund Composite Index*	—	27.33	19.78	†

Broad market index
Russell 3000® Index	—	27.88	22.39	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2013, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

20	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2013

Equity
U.S. equity	69.2%
International equity	30.3
Fixed income
Short-term fixed income	0.3

Other assets & liabilities, net	0.2

Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	21

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
391,377	TIAA-CREF Bond Fund		$4,121,201	17.6%
429,191	TIAA-CREF Bond Plus Fund		4,588,052	19.7
44,112	TIAA-CREF High-Yield Fund		464,498	2.0
			9,173,751	39.3
INTERNATIONAL EQUITY
37,099	TIAA-CREF Emerging Markets Equity Fund		409,204	1.7
39,925	TIAA-CREF Enhanced International Equity Index Fund		300,634	1.3
4,504	TIAA-CREF Global Natural Resources Fund		43,152	0.2
72,576	TIAA-CREF International Equity Fund		742,456	3.2
8,390	TIAA-CREF International Opportunities Fund		84,320	0.4
			1,579,766	6.8
SHORT-TERM FIXED INCOME
77,992	TIAA-CREF Money Market Fund		77,992	0.3
887,070	TIAA-CREF Short-Term Bond Fund		9,287,620	39.9
			9,365,612	40.2
U.S. EQUITY
22,725	TIAA-CREF Enhanced Large-Cap Growth Index Fund		237,703	1.0
26,654	TIAA-CREF Enhanced Large-Cap Value Index Fund		260,947	1.1
60,490	TIAA-CREF Growth & Income Fund		696,245	3.0
54,830	TIAA-CREF Large-Cap Growth Fund		730,882	3.2
47,444	TIAA-CREF Large-Cap Value Fund		790,893	3.4
1,902	TIAA-CREF Mid-Cap Growth Fund		42,927	0.2
2,430	TIAA-CREF Mid-Cap Value Fund		52,121	0.2
14,882	TIAA-CREF Small-Cap Equity Fund		256,418	1.1
			3,068,136	13.2
	TOTAL TIAA-CREF FUNDS	(Cost $22,452,837)	23,187,265	99.5

	TOTAL PORTFOLIO	(Cost $22,452,837)	23,187,265	99.5
	OTHER ASSETS & LIABILITIES, NET		118,840	0.5
	NET ASSETS		$23,306,105	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
251,052	TIAA-CREF Bond Fund		$2,643,574	7.9%
932,246	TIAA-CREF Bond Plus Fund		9,965,714	29.5
64,360	TIAA-CREF High-Yield Fund		677,708	2.0
			13,286,996	39.4
INTERNATIONAL EQUITY
90,737	TIAA-CREF Emerging Markets Equity Fund		1,000,827	3.0
130,575	TIAA-CREF Enhanced International Equity Index Fund		983,232	2.9
8,935	TIAA-CREF Global Natural Resources Fund		85,593	0.2
187,454	TIAA-CREF International Equity Fund		1,917,657	5.7
24,625	TIAA-CREF International Opportunities Fund		247,481	0.7
			4,234,790	12.5
SHORT-TERM FIXED INCOME
98,581	TIAA-CREF Money Market Fund		98,581	0.3
643,024	TIAA-CREF Short-Term Bond Fund		6,732,464	19.9
			6,831,045	20.2
U.S. EQUITY
74,186	TIAA-CREF Enhanced Large-Cap Growth Index Fund		775,983	2.3
86,332	TIAA-CREF Enhanced Large-Cap Value Index Fund		845,193	2.5
176,247	TIAA-CREF Growth & Income Fund		2,028,602	6.0
168,461	TIAA-CREF Large-Cap Growth Fund		2,245,581	6.7
145,213	TIAA-CREF Large-Cap Value Fund		2,420,696	7.2
5,508	TIAA-CREF Mid-Cap Growth Fund		124,326	0.4
7,051	TIAA-CREF Mid-Cap Value Fund		151,236	0.4
43,547	TIAA-CREF Small-Cap Equity Fund		750,322	2.2
			9,341,939	27.7
	TOTAL TIAA-CREF FUNDS	(Cost $31,852,845)	33,694,770	99.8

	TOTAL PORTFOLIO	(Cost $31,852,845)	33,694,770	99.8
	OTHER ASSETS & LIABILITIES, NET		60,381	0.2
	NET ASSETS		$33,755,151	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	23

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
1,279,365	TIAA-CREF Bond Plus Fund		$13,676,416	37.2%
70,066	TIAA-CREF High-Yield Fund		737,799	2.0
			14,414,215	39.2
INTERNATIONAL EQUITY
139,332	TIAA-CREF Emerging Markets Equity Fund		1,536,827	4.2
223,735	TIAA-CREF Enhanced International Equity Index Fund		1,684,722	4.6
9,729	TIAA-CREF Global Natural Resources Fund		93,205	0.3
292,886	TIAA-CREF International Equity Fund		2,996,225	8.1
40,401	TIAA-CREF International Opportunities Fund		406,027	1.1
			6,717,006	18.3
SHORT-TERM FIXED INCOME
114,478	TIAA-CREF Money Market Fund		114,478	0.3
			114,478	0.3
U.S. EQUITY
124,873	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,306,176	3.5
144,987	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,419,426	3.9
286,567	TIAA-CREF Growth & Income Fund		3,298,387	9.0
276,449	TIAA-CREF Large-Cap Growth Fund		3,685,065	10.0
238,277	TIAA-CREF Large-Cap Value Fund		3,972,080	10.8
9,957	TIAA-CREF Mid-Cap Growth Fund		224,723	0.6
12,513	TIAA-CREF Mid-Cap Value Fund		268,398	0.7
70,831	TIAA-CREF Small-Cap Equity Fund		1,220,410	3.3
			15,394,665	41.8
	TOTAL TIAA-CREF FUNDS	(Cost $33,829,108)	36,640,364	99.6

	TOTAL PORTFOLIO	(Cost $33,829,108)	36,640,364	99.6
	OTHER ASSETS & LIABILITIES, NET		143,315	0.4
	NET ASSETS		$36,783,679	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

FIXED INCOME
423,335	TIAA-CREF Bond Plus Fund		$4,525,453	17.6%
49,415	TIAA-CREF High-Yield Fund		520,335	2.0
			5,045,788	19.6
INTERNATIONAL EQUITY
126,556	TIAA-CREF Emerging Markets Equity Fund		1,395,916	5.4
213,647	TIAA-CREF Enhanced International Equity Index Fund		1,608,760	6.2
6,890	TIAA-CREF Global Natural Resources Fund		66,002	0.3
270,352	TIAA-CREF International Equity Fund		2,765,701	10.7
36,735	TIAA-CREF International Opportunities Fund		369,190	1.4
			6,205,569	24.0
SHORT-TERM FIXED INCOME
78,860	TIAA-CREF Money Market Fund		78,860	0.3
			78,860	0.3
U.S. EQUITY
118,639	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,240,964	4.8
137,487	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,345,997	5.2
267,585	TIAA-CREF Growth & Income Fund		3,079,899	11.9
258,988	TIAA-CREF Large-Cap Growth Fund		3,452,311	13.4
223,050	TIAA-CREF Large-Cap Value Fund		3,718,242	14.4
9,767	TIAA-CREF Mid-Cap Growth Fund		220,443	0.9
12,169	TIAA-CREF Mid-Cap Value Fund		261,023	1.0
66,120	TIAA-CREF Small-Cap Equity Fund		1,139,242	4.4
			14,458,121	56.0
	TOTAL TIAA-CREF FUNDS	(Cost $22,718,341)	25,788,338	99.9

	TOTAL PORTFOLIO	(Cost $22,718,341)	25,788,338	99.9
	OTHER ASSETS & LIABILITIES, NET		38,561	0.1
	NET ASSETS		$25,826,899	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	25

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)

INTERNATIONAL EQUITY
144,832	TIAA-CREF Emerging Markets Equity Fund		$1,597,498	6.7%
254,277	TIAA-CREF Enhanced International Equity Index Fund		1,914,704	8.1
6,318	TIAA-CREF Global Natural Resources Fund		60,530	0.3
311,770	TIAA-CREF International Equity Fund		3,189,405	13.4
43,797	TIAA-CREF International Opportunities Fund		440,163	1.8
			7,202,300	30.3
SHORT-TERM FIXED INCOME
69,616	TIAA-CREF Money Market Fund		69,616	0.3
			69,616	0.3
U.S. EQUITY
135,952	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,422,057	6.0
157,295	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,539,921	6.5
303,883	TIAA-CREF Growth & Income Fund		3,497,691	14.7
293,047	TIAA-CREF Large-Cap Growth Fund		3,906,314	16.5
252,534	TIAA-CREF Large-Cap Value Fund		4,209,735	17.7
11,383	TIAA-CREF Mid-Cap Growth Fund		256,924	1.1
14,116	TIAA-CREF Mid-Cap Value Fund		302,783	1.3
74,841	TIAA-CREF Small-Cap Equity Fund		1,289,504	5.4
			16,424,929	69.2
	TOTAL TIAA-CREF FUNDS	(Cost $20,029,692)	23,696,845	99.8

	TOTAL PORTFOLIO	(Cost $20,029,692)	23,696,845	99.8
	OTHER ASSETS & LIABILITIES, NET		54,415	0.2
	NET ASSETS		$23,751,260	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	27

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2013

		Lifestyle			Lifestyle
	Lifestyle	Conservative	Lifestyle	Lifestyle	Aggressive
	Income Fund	Fund	Moderate Fund	Growth Fund	Growth Fund

ASSETS
Affiliated investments, at value‡	$23,187,265	$33,694,770	$36,640,364	$25,788,338	$23,696,845
Cash	28,664	8,993	43,791	31,711	114,525
Receivable from securities transactions	—	—	—	404,773	—
Receivable from Fund shares sold	107,089	46,972	144,429	25,214	41,068
Dividends and interest receivable	31,014	37,663	32,399	12,098	4
Other	147	174	175	153	146
Total assets	23,354,179	33,788,572	36,861,158	26,262,287	23,852,588

LIABILITIES
Management fees payable	191	278	302	213	197
Service agreement fees payable	141	186	252	204	219
Distribution fees payable	2,994	4,590	4,522	2,868	2,294
Due to affiliates	733	2,382	4,028	1,244	1,472
Payable for securities transactions	34,750	10,930	38,000	421,005	87,000
Payable for Fund shares redeemed	—	3,689	18,192	—	649
Accrued expenses and other payables	9,265	11,366	12,183	9,854	9,497
Total liabilities	48,074	33,421	77,479	435,388	101,328

NET ASSETS	$23,306,105	$33,755,151	$36,783,679	$25,826,899	$23,751,260

NET ASSETS CONSIST OF:
Paid-in-capital	$22,362,721	$31,616,206	$33,679,318	$22,496,546	$19,809,524
Undistributed net investment income (loss)	48,789	53,436	39,595	25,375	(23,545)
Accumulated net realized gain (loss) on total investments	160,167	243,584	253,510	234,981	298,128
Net unrealized appreciation (depreciation) on total investments	734,428	1,841,925	2,811,256	3,069,997	3,667,153

NET ASSETS	$23,306,105	$33,755,151	$36,783,679	$25,826,899	$23,751,260

INSTITUTIONAL CLASS:
Net assets	$1,444,252	$1,520,092	$1,418,765	$1,420,176	$1,514,177
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	134,177	133,830	118,646	113,571	116,351
Net asset value per share	$10.76	$11.36	$11.96	$12.50	$13.01

RETIREMENT CLASS:
Net assets	$6,840,151	$9,011,830	$12,300,326	$10,026,886	$10,585,297
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	635,614	793,880	1,029,338	802,959	814,845
Net asset value per share	$10.76	$11.35	$11.95	$12.49	$12.99

RETAIL CLASS:
Net assets	$13,670,089	$21,455,610	$21,808,792	$12,799,832	$10,109,052
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,270,244	1,890,502	1,825,591	1,025,663	778,360
Net asset value per share	$10.76	$11.35	$11.95	$12.48	$12.99

PREMIER CLASS:
Net assets	$1,351,613	$1,767,619	$1,255,796	$1,580,005	$1,542,734
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	125,617	155,657	105,049	126,444	118,652
Net asset value per share	$10.76	$11.36	$11.95	$12.50	$13.00
‡ Affiliated investments, cost	$22,452,837	$31,852,845	$33,829,108	$22,718,341	$20,029,692

28	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	29

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended

					Lifestyle
	Lifestyle	Lifestyle	Lifestyle	Lifestyle	Aggressive
	Income Fund	Conservative Fund	Moderate Fund	Growth Fund	Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$328,231	$428,850	$438,625	$298,994	$238,776
Total income	328,231	428,850	438,625	298,994	238,776

EXPENSES
Management fees	16,471	21,041	21,180	16,648	16,268
Shareholder servicing – Institutional Class	233	269	233	233	233
Shareholder servicing – Retirement Class	13,321	15,065	17,464	15,416	17,124
Shareholder servicing – Retail Class	2,223	4,329	5,407	4,400	4,916
Shareholder servicing – Premier Class	72	79	72	78	73
Distribution fees – Retail Class	21,861	30,479	29,681	20,062	17,349
Distribution fees – Premier Class	1,802	2,474	1,733	1,895	1,867
Registration fees	53,069	53,069	53,069	45,388	51,188
Professional fees	22,341	22,363	22,350	22,346	22,345
Custody and accounting fees	16,474	16,540	16,430	16,365	16,300
Shareholder reports	15,577	18,695	19,006	16,019	15,709
Fund administration fees	842	1,108	1,114	903	885
Compliance fees	389	527	528	423	416
Trustee fees and expenses	143	210	210	143	141
Other expenses	7,024	8,061	8,618	6,944	6,680
Total expenses	171,842	194,309	197,095	167,263	171,494
Less: Expenses reimbursed by the investment adviser	(116,095)	(120,974)	(121,791)	(108,827)	(113,920)
Net expenses	55,747	73,335	75,304	58,436	57,574

Net Investment income (loss)	272,484	355,515	363,321	240,558	181,202

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	82,266	92,053	42,185	33,572	67,077
Realized gain distributions from affiliated investments	176,249	258,898	299,546	243,795	250,624
Realized gain (loss) from sale of unaffiliated investments	1,780	(2,867)	4,344	14,371	1,600
Net realized gain (loss) from investments	260,295	348,084	346,075	291,738	319,301
Net change in unrealized appreciation (depreciation) from affiliated investments	548,146	1,629,666	2,587,883	2,815,080	3,444,757
Net realized and unrealized gain (loss) from investments	808,441	1,977,750	2,933,958	3,106,818	3,764,058
Net increase (decrease) in net assets from operations	$1,080,925	$2,333,265	$3,297,279	$3,347,376	$3,945,260

30	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	31

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
			For the period		For the period		For the period
			December 9, 2011		December 9, 2011		December 9, 2011
		May 31, 2013	to May 31, 2012	May 31, 2013	to May 31, 2012	May 31, 2013	to May 31, 2012

OPERATIONS
Net investment income (loss)		$272,484	$76,773	$355,515	$67,659	$363,321	$54,668
Net realized gain (loss) from investments		260,295	15,215	348,084	12,282	346,075	2,931
Net change in unrealized appreciation (depreciation) from affiliated investments		548,146	186,282	1,629,666	212,259	2,587,883	223,373
Net increase (decrease) in net assets from operations		1,080,925	278,270	2,333,265	292,200	3,297,279	280,972

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(27,865)	(5,567)	(26,163)	(4,887)	(27,335)	(4,071)
	Retirement Class	(110,500)	(19,118)	(119,706)	(16,359)	(138,797)	(13,263)
	Retail Class	(174,583)	(18,188)	(242,559)	(16,460)	(237,289)	(13,875)
	Premier Class	(27,705)	(5,099)	(35,475)	(4,414)	(25,194)	(3,592)
From realized gains:	Institutional Class	(2,063)	—	(1,262)	—	(762)	—
	Retirement Class	(9,822)	—	(6,641)	—	(4,373)	—
	Retail Class	(15,863)	—	(13,754)	—	(7,619)	—
	Premier Class	(2,315)	—	(1,860)	—	(746)	—
Total distributions		(370,716)	(47,972)	(447,420)	(42,120)	(442,115)	(34,801)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	328,104	1,000,000	394,019	1,000,000	183,663	1,000,000
	Retirement Class	3,296,023	4,013,558	4,777,505	4,061,070	8,093,022	4,106,675
	Retail Class	9,177,985	4,900,266	16,085,604	6,198,492	15,314,999	6,665,965
	Premier Class	199,994	1,036,658	78,649	1,481,532	26,513	1,000,000
Reinvestments of distributions:	Institutional Class	29,928	5,567	27,425	4,887	28,097	4,071
	Retirement Class	120,322	19,118	126,347	16,359	143,170	13,263
	Retail Class	186,285	17,841	241,035	15,682	241,096	13,875
	Premier Class	30,020	5,099	37,335	4,414	25,940	3,592
Redemptions:	Institutional Class	—	—	(50,190)	—	—	—
	Retirement Class	(942,196)	(535)	(633,850)	(26)	(1,124,365)	(2,034)
	Retail Class	(1,031,543)	(26,896)	(1,551,190)	(680,725)	(1,968,390)	(86,808)
	Premier Class	—	—	(15,148)	—	—	—
Net increase (decrease) from shareholder transactions		11,394,922	10,970,676	19,517,541	12,101,685	20,963,745	12,718,599
Net increase (decrease) in net assets		12,105,131	11,200,974	21,403,386	12,351,765	23,818,909	12,964,770

NET ASSETS
Beginning of period		11,200,974	—	12,351,765	—	12,964,770	—
End of period		$23,306,105	$11,200,974	$33,755,151	$12,351,765	$36,783,679	$12,964,770
Undistributed net investment income (loss) included in net assets		$48,789	$31,678	$53,436	$28,559	$39,595	$22,893

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	30,800	100,000	35,259	100,000	15,746	100,000
	Retirement Class	309,739	401,324	431,908	405,833	703,402	410,088
	Retail Class	863,168	487,384	1,459,932	609,617	1,338,883	650,951
	Premier Class	18,704	103,573	7,231	145,950	2,386	100,000
Shares reinvested:	Institutional Class	2,835	542	2,526	467	2,518	382
	Retirement Class	11,396	1,861	11,622	1,563	12,803	1,247
	Retail Class	17,624	1,736	22,129	1,497	21,540	1,298
	Premier Class	2,844	496	3,440	422	2,326	337
Shares redeemed:	Institutional Class	—	—	(4,422)	—	—	—
	Retirement Class	(88,654)	(52)	(57,043)	(3)	(98,014)	(188)
	Retail Class	(97,064)	(2,604)	(138,625)	(64,048)	(178,958)	(8,123)
	Premier Class	—	—	(1,386)	—	—	—
Net increase (decrease) from shareholder transactions		1,071,392	1,094,260	1,772,571	1,201,298	1,822,632	1,255,992

32	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	33

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
			For the period		For the period
			December 9, 2011		December 9, 2011
		May 31, 2013	to May 31, 2012	May 31, 2013	to May 31, 2012

OPERATIONS
Net investment income (loss)		$240,558	$20,089	$181,202	$(13,801)
Net realized gain (loss) from investments		291,738	(1,864)	319,301	3,153
Net change in unrealized appreciation (depreciation) from affiliated investments		2,815,080	254,917	3,444,757	222,396
Net increase (decrease) in net assets from operations		3,347,376	273,142	3,945,260	211,748

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(24,213)	(414)	(20,090)	—
	Retirement Class	(96,342)	(1,056)	(87,136)	—
	Retail Class	(132,703)	(720)	(86,426)	—
	Premier Class	(21,160)	(324)	(17,306)	—
From realized gains:	Institutional Class	(1,290)	—	(603)	—
	Retirement Class	(5,758)	—	(2,984)	—
	Retail Class	(8,066)	—	(3,141)	—
	Premier Class	(1,211)	—	(568)	—
Total distributions		(290,743)	(2,514)	(218,254)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	132,914	1,000,000	196,787	1,000,000
	Retirement Class	5,355,743	4,085,535	5,686,036	4,119,906
	Retail Class	6,582,736	5,362,281	4,235,529	5,057,312
	Premier Class	285,255	1,035,257	224,960	1,011,497
Reinvestments of distributions:	Institutional Class	25,503	414	20,693	—
	Retirement Class	102,100	1,056	90,120	—
	Retail Class	138,583	720	88,130	—
	Premier Class	22,371	324	17,874	—
Redemptions:	Institutional Class	(1,616)	—	(27,317)	—
	Retirement Class	(748,687)	(4,945)	(953,313)	—
	Retail Class	(644,706)	(200,573)	(858,691)	(69,770)
	Premier Class	(30,575)	(52)	(26,247)	(1,000)
Net increase (decrease) from shareholder transactions		11,219,621	11,280,017	8,694,561	11,117,945
Net increase (decrease) in net assets		14,276,254	11,550,645	12,421,567	11,329,693

NET ASSETS
Beginning of period		11,550,645	—	11,329,693	—
End of period		$25,826,899	$11,550,645	$23,751,260	$11,329,693
Undistributed net investment income (loss) included in net assets		$25,375	$20,667	$(23,545)	$(9,319)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	11,425	100,000	16,768	100,000
	Retirement Class	450,621	407,867	474,689	410,987
	Retail Class	559,937	528,041	353,327	496,921
	Premier Class	24,136	103,206	18,260	101,058
Shares reinvested:	Institutional Class	2,239	43	1,785	—
	Retirement Class	8,964	109	7,775	—
	Retail Class	12,178	74	7,604	—
	Premier Class	1,964	33	1,542	—
Shares redeemed:	Institutional Class	(136)	—	(2,202)	—
	Retirement Class	(64,145)	(457)	(78,606)	—
	Retail Class	(55,644)	(18,923)	(73,208)	(6,284)
	Premier Class	(2,890)	(5)	(2,117)	(91)
Net increase (decrease) from shareholder transactions		948,649	1,119,988	725,617	1,102,591

34	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	35

Financial highlights

Lifestyle Income Fund  ■  For the period or year ended

	Institutional Class			Retirement Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.24	$10.00		$10.24	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.09		0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.60	0.21		0.59	0.21
Total gain (loss) from investment operations	0.80	0.30		0.77	0.29

Less distributions from:
Net investment income	(0.26)	(0.06)		(0.23)	(0.05)
Net realized gains	(0.02)	—		(0.02)	—
Total distributions	(0.28)	(0.06)		(0.25)	(0.05)
Net asset value, end of period	$10.76	$10.24		$10.76	$10.24

TOTAL RETURN	7.86%	2.95	%(b)	7.56%	2.88	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$1,444	$1,030		$6,840	$4,127
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.82%	2.98	%(c)	1.05%	2.83	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10%	0.10	%(c)	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.88%	1.81	%(c)	1.65%	1.56	%(c)
Portfolio turnover rate	21%	3	%(b)	21%	3	%(b)

36	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Income Fund  ■  For the period or year ended

	Retail Class			Premier Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.23	$10.00		$10.24	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.07		0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.60	0.20		0.60	0.21
Total gain (loss) from investment operations	0.77	0.27		0.78	0.29

Less distributions from:
Net investment income	(0.22)	(0.04)		(0.24)	(0.05)
Net realized gains	(0.02)	—		(0.02)	—
Total distributions	(0.24)	(0.04)		(0.26)	(0.05)
Net asset value, end of period	$10.76	$10.23		$10.76	$10.24

TOTAL RETURN	7.63%	2.73	%(b)	7.71%	2.91	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$13,670	$4,979		$1,352	$1,065
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.08%	2.82	%(c)	0.96%	3.13	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.38%	0.48	%(c)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.61%	1.43	%(c)	1.74%	1.66	%(c)
Portfolio turnover rate	21%	3	%(b)	21%	3	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013 and May 31, 2012 were 0.37% and 0.36% respectively.
*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	37

Financial highlights

Lifestyle Conservative Fund  ■  For the period or year ended

	Institutional Class			Retirement Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.29	$10.00		$10.28	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.08		0.19	0.06
Net realized and unrealized gain (loss) on total investments	1.12	0.26		1.12	0.26
Total gain (loss) from investment operations	1.33	0.34		1.31	0.32

Less distributions from:
Net investment income	(0.25)	(0.05)		(0.23)	(0.04)
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.26)	(0.05)		(0.24)	(0.04)
Net asset value, end of period	$11.36	$10.29		$11.35	$10.28

TOTAL RETURN	13.12%	3.38	%(b)	12.87%	3.20	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$1,520	$1,033		$9,012	$4,189
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.70%	2.81	%(c)	0.92%	2.66	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10%	0.10	%(c)	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.94%	1.54	%(c)	1.70%	1.29	%(c)
Portfolio turnover rate	24%	17	%(b)	24%	17	%(b)

38	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Conservative Fund  ■  For the period or year ended

	Retail Class			Premier Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.28	$10.00		$10.28	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.06		0.20	0.07
Net realized and unrealized gain (loss) on total investments	1.13	0.26		1.13	0.25
Total gain (loss) from investment operations	1.31	0.32		1.33	0.32

Less distributions from:
Net investment income	(0.23)	(0.04)		(0.24)	(0.04)
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.24)	(0.04)		(0.25)	(0.04)
Net asset value, end of period	$11.35	$10.28		$11.36	$10.28

TOTAL RETURN	12.86%	3.16	%(b)	13.07%	3.23	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$21,456	$5,624		$1,768	$1,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.96%	2.65	%(c)	0.83%	2.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.38%	0.47	%(c)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.64%	1.18	%(c)	1.83%	1.39	%(c)
Portfolio turnover rate	24%	17	%(b)	24%	17	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013 and May 31, 2012 were 0.43% and 0.41% respectively.
*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	39

Financial highlights

Lifestyle Moderate Fund  ■  For the period or year ended

	Institutional Class			Retirement Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.33	$10.00		$10.32	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.06		0.19	0.05
Net realized and unrealized gain (loss) on total investments	1.67	0.31		1.69	0.30
Total gain (loss) from investment operations	1.90	0.37		1.88	0.35

Less distributions from:
Net investment income	(0.26)	(0.04)		(0.24)	(0.03)
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.27)	(0.04)		(0.25)	(0.03)
Net asset value, end of period	$11.96	$10.33		$11.95	$10.32

TOTAL RETURN	18.60%	3.69	%(b)	18.35%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$1,419	$1,037		$12,300	$4,244
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.69%	2.77	%(c)	0.92%	2.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10%	0.10	%(c)	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	2.04%	1.28	%(c)	1.72%	1.03	%(c)
Portfolio turnover rate	34%	11	%(b)	34%	11	%(b)

40	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Moderate Fund  ■  For the period or year ended

	Retail Class			Premier Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.32	$10.00		$10.33	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.05		0.21	0.06
Net realized and unrealized gain (loss) on total investments	1.68	0.30		1.67	0.31
Total gain (loss) from investment operations	1.87	0.35		1.88	0.37

Less distributions from:
Net investment income	(0.23)	(0.03)		(0.25)	(0.04)
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.24)	(0.03)		(0.26)	(0.04)
Net asset value, end of period	$11.95	$10.32		$11.95	$10.33

TOTAL RETURN	18.31%	3.48	%(b)	18.33%	3.65	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$21,809	$6,648		$1,256	$1,036
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.97%	2.60	%(c)	0.83%	2.92	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.39%	0.46	%(c)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.67%	0.92	%(c)	1.90%	1.13	%(c)
Portfolio turnover rate	34%	11	%(b)	34%	11	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013 and May 31, 2012 were 0.49% and 0.45% respectively.
*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	41

Financial highlights

Lifestyle Growth Fund  ■  For the period or year ended

	Institutional Class			Retirement Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.32	$10.00		$10.31	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.03		0.16	0.02
Net realized and unrealized gain (loss) on total investments	2.20	0.29		2.23	0.29
Total gain (loss) from investment operations	2.41	0.32		2.39	0.31

Less distributions from:
Net investment income	(0.22)	(0.00	)(d)	(0.20)	(0.00	)(d)
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.23)	(0.00	)(d)	(0.21)	(0.00	)(d)
Net asset value, end of period	$12.50	$10.32		$12.49	$10.31

TOTAL RETURN	23.63%	3.24	%(b)	23.39%	3.13	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$1,420	$1,033		$10,027	$4,203
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.77%	2.77	%(c)	1.00%	2.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10%	0.10	%(c)	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.80%	0.64	%(c)	1.41%	0.39	%(c)
Portfolio turnover rate	30%	7	%(b)	30%	7	%(b)

42	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Growth Fund  ■  For the period or year ended

	Retail Class			Premier Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.31	$10.00		$10.32	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.01		0.18	0.02
Net realized and unrealized gain (loss) on total investments	2.22	0.30		2.22	0.30
Total gain (loss) from investment operations	2.38	0.31		2.40	0.32

Less distributions from:
Net investment income	(0.20)	0.00	(d)	(0.21)	(0.00	)(d)
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.21)	0.00	(d)	(0.22)	(0.00	)(d)
Net asset value, end of period	$12.48	$10.31		$12.50	$10.32

TOTAL RETURN	23.26%	3.12	%(b)	23.46%	3.23	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$12,800	$5,249		$1,580	$1,065
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.06%	2.63	%(c)	0.91%	2.92	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.40%	0.48	%(c)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.40%	0.27	%(c)	1.55%	0.49	%(c)
Portfolio turnover rate	30%	7	%(b)	30%	7	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013 and May 31, 2012 were 0.54% and 0.48% respectively.
*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	43

Financial highlights

Lifestyle Aggressive Growth Fund  ■  For the period or year ended

	Institutional Class			Retirement Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.29	$10.00		$10.28	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.00	(d)	0.12	(0.01)
Net realized and unrealized gain (loss) on total investments	2.74	0.29		2.76	0.29
Total gain (loss) from investment operations	2.91	0.29		2.88	0.28

Less distributions from:
Net investment income	(0.18)	—		(0.16)	—
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.19)	—		(0.17)	—
Net asset value, end of period	$13.01	$10.29		$12.99	$10.28

TOTAL RETURN	28.51%	2.90	%(b)	28.19%	2.80	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$1,514	$1,029		$10,585	$4,224
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.82%	2.79	%(c)	1.05%	2.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.10%	0.10	%(c)	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.48%	0.01	%(c)	1.04%	(0.24	)%(c)
Portfolio turnover rate	29%	2%		29%	2%

44	2013 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Financial highlights	concluded

Lifestyle Aggressive Growth Fund  ■  For the period or year ended

	Retail Class			Premier Class
	5/31/13	5/31/12	*	5/31/13	5/31/12	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.27	$10.00		$10.28	$10.00

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.13	(0.02)		0.15	(0.01)
Net realized and unrealized gain (loss) on total investments	2.75	0.29		2.75	0.29
Total gain (loss) from investment operations	2.88	0.27		2.90	0.28

Less distributions from:
Net investment income	(0.15)	—		(0.17)	—
Net realized gains	(0.01)	—		(0.01)	—
Total distributions	(0.16)	—		(0.18)	—
Net asset value, end of period	$12.99	$10.27		$13.00	$10.28

TOTAL RETURN	28.21%	2.70	%(b)	28.36%	2.80	%(b)

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$10,109	$5,039		$1,543	$1,038
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.12%	2.66	%(c)	0.95%	2.94	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.42%	0.49	%(c)	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.09%	(0.37	)%(c)	1.28%	(0.14	)%(c)
Portfolio turnover rate	29%	2	%(b)	29%	2	%(b)

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013 and May 31, 2012 were 0.57% and 0.51% respectively.
*	The Fund commenced operations on December 9, 2011.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	45

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

46	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2012–2013) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2013, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and dividend reclassifications were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	47

Notes to financial statements

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2013, there were no transfers between levels by the Funds.

As of May 31, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Premier Class and the Retail Class of each Fund have adopted a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

48	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.49% of average daily net assets for the Retail Class shares; 0.35% of average daily net assets for the Retirement Class shares; 0.25% of average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with the approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2013:

Fund	TIAA

Lifestyle Income	47%
Lifestyle Conservative	35
Lifestyle Moderate	33
Lifestyle Growth	49
Lifestyle Aggressive Growth	55

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliate companies is as follows:

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2013

Lifestyle Income
TIAA-CREF Bond	$2,257,836	$2,312,871	$380,974	$70,829		$73,107	$4,121,201
TIAA-CREF Bond Plus	2,255,725	2,616,760	262,126	41,791		95,495	4,588,052
TIAA-CREF Emerging Markets Equity	159,376	251,675	42,872	803		3,435	409,204
TIAA-CREF Enhanced International Equity Index	200,357	228,307	175,458	7,895		5,223	300,634
TIAA-CREF Enhanced Large-Cap Growth Index	145,307	133,565	65,788	7,843		2,068	237,703
TIAA-CREF Enhanced Large-Cap Value Index	140,011	144,508	65,725	7,423		3,722	260,947
TIAA-CREF Global Natural Resources	—	59,650	14,336	(531)		792	43,152
TIAA-CREF Growth & Income	324,254	370,642	86,296	20,911		6,250	696,245
TIAA-CREF High-Yield	—	475,027	19,082	864		14,998	464,498
TIAA-CREF International Equity	299,413	462,206	173,415	20,736		10,981	742,456
TIAA-CREF International Opportunities	—	85,537	—	—		—	84,320
TIAA-CREF Large-Cap Growth	388,265	447,075	209,100	37,106		2,387	730,882
TIAA-CREF Large-Cap Value	373,279	465,131	200,401	27,763		10,479	790,893
TIAA-CREF Mid-Cap Growth	28,522	30,936	21,406	2,641		139	42,927
TIAA-CREF Mid-Cap Value	28,581	37,385	20,556	2,065		412	52,121
TIAA-CREF Money Market	—	233,800	155,808	—		9	77,992
TIAA-CREF Short-Term Bond	4,482,668	5,284,935	487,734	5,839		96,747	9,287,620
TIAA-CREF Small-Cap Equity	118,978	128,659	33,310	4,537		1,987	256,418

	$11,202,572	$13,768,669	$2,414,387	$258,515		$328,231	$23,187,265

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	49

Notes to financial statements

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2013

Lifestyle Conservative
TIAA-CREF Bond	$1,243,794	$1,733,469	$293,671	$40,826		$42,310	$2,643,574
TIAA-CREF Bond Plus	3,726,989	6,559,148	258,942	79,812		181,748	9,965,714
TIAA-CREF Emerging Markets Equity	353,591	639,843	81,302	4,258		7,450	1,000,827
TIAA-CREF Enhanced International Equity Index	444,444	637,725	237,724	13,448		20,811	983,232
TIAA-CREF Enhanced Large-Cap Growth Index	321,666	452,127	67,920	16,508		5,795	775,983
TIAA-CREF Enhanced Large-Cap Value Index	310,067	491,503	73,636	12,669		10,373	845,193
TIAA-CREF Global Natural Resources	—	92,181	2,629	(70)		985	85,593
TIAA-CREF Growth & Income	718,002	1,164,998	84,326	50,444		15,519	2,028,602
TIAA-CREF High-Yield	—	679,718	12,490	1,138		19,503	677,708
TIAA-CREF International Equity	663,840	1,180,416	277,793	29,835		23,723	1,917,657
TIAA-CREF International Opportunities	—	251,110	—	—		—	247,481
TIAA-CREF Large-Cap Growth	859,601	1,341,071	233,276	55,939		5,953	2,245,581
TIAA-CREF Large-Cap Value	826,716	1,421,741	227,698	27,273		26,122	2,420,696
TIAA-CREF Mid-Cap Growth	63,129	70,563	25,226	4,335		535	124,326
TIAA-CREF Mid-Cap Value	63,329	91,900	25,456	2,304		1,454	151,236
TIAA-CREF Money Market	—	346,410	247,830	—		13	98,581
TIAA-CREF Short-Term Bond	2,480,542	4,396,737	144,039	3,598		61,597	6,732,464
TIAA-CREF Small-Cap Equity	263,426	409,319	32,107	8,634		4,959	750,322

	$12,339,136	$21,959,979	$2,326,065	$350,951		$428,850	$33,694,770

Lifestyle Moderate
TIAA-CREF Bond Plus	$5,236,196	$9,231,736	$701,936	$101,468		$233,401	$13,676,416
TIAA-CREF Emerging Markets Equity	559,642	966,718	112,487	1,594		10,502	1,536,827
TIAA-CREF Enhanced International Equity Index	703,796	1,033,370	266,631	9,711		34,720	1,684,722
TIAA-CREF Enhanced Large-Cap Growth Index	508,560	779,438	89,223	25,184		8,907	1,306,176
TIAA-CREF Enhanced Large-Cap Value Index	490,136	840,269	91,527	15,917		15,916	1,419,426
TIAA-CREF Global Natural Resources	—	100,634	3,302	86		974	93,205
TIAA-CREF Growth & Income	1,135,408	1,956,343	138,336	72,411		22,889	3,298,387
TIAA-CREF High-Yield	—	745,476	17,018	1,185		19,735	737,799
TIAA-CREF International Equity	1,050,298	1,773,429	328,991	26,733		33,400	2,996,225
TIAA-CREF International Opportunities	—	412,333	—	—		—	406,027
TIAA-CREF Large-Cap Growth	1,358,395	2,140,999	232,268	57,526		8,826	3,685,065
TIAA-CREF Large-Cap Value	1,307,283	2,308,602	249,057	11,147		38,736	3,972,080
TIAA-CREF Mid-Cap Growth	99,705	129,029	30,025	6,337		887	224,723
TIAA-CREF Mid-Cap Value	100,050	163,690	30,052	2,718		2,366	268,398
TIAA-CREF Money Market	—	373,660	259,182	—		13	114,478
TIAA-CREF Small-Cap Equity	416,445	693,368	54,678	9,714		7,353	1,220,410

	$12,965,914	$23,649,094	$2,604,713	$341,731		$438,625	$36,640,364

50	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at May 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2013

Lifestyle Growth
TIAA-CREF Bond Plus	$2,353,777	$2,566,789	$378,856	$36,949	$88,246	$4,525,453
TIAA-CREF Emerging Markets Equity	660,944	681,114	83,450	2,145	10,666	1,395,916
TIAA-CREF Enhanced International Equity Index	831,086	764,450	228,478	6,927	38,451	1,608,760
TIAA-CREF Enhanced Large-Cap Growth Index	606,535	599,027	76,925	26,832	9,434	1,240,964
TIAA-CREF Enhanced Large-Cap Value Index	585,339	652,975	82,309	17,872	16,833	1,345,997
TIAA-CREF Global Natural Resources	—	71,049	1,930	(43)	760	66,002
TIAA-CREF Growth & Income	1,355,207	1,488,052	118,976	75,430	24,610	3,079,899
TIAA-CREF High-Yield	—	537,177	24,685	732	15,092	520,335
TIAA-CREF International Equity	1,242,169	1,275,638	283,160	24,201	34,091	2,765,701
TIAA-CREF International Opportunities	—	374,688	—	—	—	369,190
TIAA-CREF Large-Cap Growth	1,623,310	1,584,040	189,962	56,605	9,202	3,452,311
TIAA-CREF Large-Cap Value	1,558,962	1,706,779	176,703	7,573	40,386	3,718,242
TIAA-CREF Mid-Cap Growth	119,329	100,326	26,921	7,974	974	220,443
TIAA-CREF Mid-Cap Value	119,299	130,116	25,556	3,270	2,576	261,023
TIAA-CREF Money Market	—	269,091	190,231	—	10	78,860
TIAA-CREF Small-Cap Equity	497,068	518,094	44,600	10,900	7,663	1,139,242

	$11,553,025	$13,319,405	$1,932,742	$277,367	$298,994	$25,788,338

Lifestyle Aggressive Growth
TIAA-CREF Emerging Markets Equity	$808,679	$770,485	$149,662	$1,162	$12,782	$1,597,498
TIAA-CREF Enhanced International Equity Index	1,017,986	909,847	316,981	14,562	47,846	1,914,704
TIAA-CREF Enhanced Large-Cap Growth Index	750,159	618,676	85,880	33,565	11,633	1,422,057
TIAA-CREF Enhanced Large-Cap Value Index	723,269	670,930	89,745	22,918	20,763	1,539,921
TIAA-CREF Global Natural Resources	—	64,808	1,326	(18)	742	60,530
TIAA-CREF Growth & Income	1,676,453	1,533,157	147,730	95,268	30,277	3,497,691
TIAA-CREF International Equity	1,518,553	1,449,571	422,100	32,854	40,551	3,189,405
TIAA-CREF International Opportunities	—	446,415	—	—	—	440,163
TIAA-CREF Large-Cap Growth	2,000,715	1,634,670	263,443	73,127	11,209	3,906,314
TIAA-CREF Large-Cap Value	1,926,192	1,759,301	250,207	18,233	49,186	4,209,735
TIAA-CREF Mid-Cap Growth	147,359	106,516	31,487	8,794	1,221	256,924
TIAA-CREF Mid-Cap Value	147,432	137,994	29,164	3,922	3,219	302,783
TIAA-CREF Money Market	—	269,330	199,714	—	9	69,616
TIAA-CREF Small-Cap Equity	614,579	534,096	64,720	13,314	9,338	1,289,504

	$11,331,376	$10,905,796	$2,052,159	$317,701	$238,776	$23,696,845

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	51

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)

Lifestyle Income	$22,468,382	$ 739,434	$(20,551)	$ 718,883
Lifestyle Conservative	31,868,790	1,848,323	(22,343)	1,825,980
Lifestyle Moderate	33,863,067	2,787,816	(10,519)	2,777,297
Lifestyle Growth	22,744,055	3,052,855	(8,572)	3,044,283
Lifestyle Aggressive Growth	20,057,111	3,648,920	(9,186)	3,639,734

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended May 31, 2013 were as follows:

Fund	Purchases	Sales

Lifestyle Income	$14,768,655	$3,416,153
Lifestyle Conservative	24,770,628	5,133,847
Lifestyle Moderate	28,270,585	7,230,548
Lifestyle Growth	16,378,042	5,005,750
Lifestyle Aggressive Growth	13,555,132	4,703,095

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2013 and the period ended May 31, 2012 was as follows:

	5/31/2013

Fund	Ordinary income	Long-term capital gains	Total

Lifestyle Income	$370,716	$ —	$370,716
Lifestyle Conservative	447,420	—	447,420
Lifestyle Moderate	442,115	—	442,115
Lifestyle Growth	290,743	—	290,743
Lifestyle Aggressive Growth	218,254	—	218,254

	5/31/2012

Fund	Ordinary income	Long-term capital gains	Total

Lifestyle Income	$47,972	$ —	$47,972
Lifestyle Conservative	42,120	—	42,120
Lifestyle Moderate	34,801	—	34,801
Lifestyle Growth	2,514	—	2,514
Lifestyle Aggressive Growth	—	—	—

52	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

As of May 31, 2013, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Late-year loss deferrals	Total

Lifestyle Income	$51,866	$172,782	$ 718,883		$—	$943,531
Lifestyle Conservative	55,197	257,942	1,825,980		—	2,139,119
Lifestyle Moderate	48,582	278,656	2,777,298		—	3,104,536
Lifestyle Growth	38,487	247,736	3,044,284		—	3,330,507
Lifestyle Aggressive Growth	5,101	321,846	3,639,734		(24,799)	3,941,882

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expires June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2013, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	53

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifestyle Income Fund, Lifestyle Conservative Fund, Lifestyle Moderate Fund, Lifestyle Growth Fund, and Lifestyle Aggressive Growth Fund (five of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”), at May 31, 2013, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

Baltimore, Maryland
July 19, 2013

54	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2013

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	55

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2013

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

56	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	57

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2013

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) (since 2012) and Interim Head of Asset Management (2012–2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012).

58	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.	Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer (since 2012) of T-C Life. Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).
Robert G. Leary[1] TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since June 2013). Former Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President (2006–2007) and Managing Director (1995–2005), AIG Financial Products Corp.

1 Effective June 24, 2013.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	59

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2013

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2012.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

60	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	61

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each TIAA-CREF Lifestyle Fund series (the “Funds”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Funds, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance,

62	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

portfolio turnover rates and brokerage commission costs. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	63

Renewal of investment management agreement (unaudited)

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. A portion of these review activities were conducted during in-person meetings of the Operations Committee and the Board that were held on March 15, 2013, which resulted in the Operations Committee and the Board requesting and receiving follow-up information relating to certain Funds. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its in-person meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for each Fund. Set forth below are certain general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are

64	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

funds of funds that invest their assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. In this regard, the Board considered that the performance of most Funds generally compared favorably to their respective benchmarks (after considering the effect of expenses incurred to operate the Funds and certain other relevant factors) and the Funds mostly ranked in the top three performance quintiles versus their peer groups and universes of mutual funds. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2012 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged certain permanent and temporary

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	65

Renewal of investment management agreement (unaudited)

waivers of management fees and reimbursements of expenses above specified amounts of TIAA-CREF Funds used as underlying investments for the Funds which would reduce the Funds’ expenses. The Board considered that TAI had incurred net losses directly with respect to the Funds under the Agreement and expected this trend to continue. The Board also considered that TAI may have indirect profits with respect to the Funds based on the Funds’ investment in affiliated underlying funds also managed by TAI. In this connection, the Board considered that it separately analyzed any profits earned by TAI with respect to underlying funds when the Board reviewed the Agreement with respect to such underlying funds.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI incurred a loss with respect to its direct operation of each Fund, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide funds-of-funds management services to the TIAA-CREF Lifecycle Index Funds,

66	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

with an annual management fee of 0.10% that is partially voluntarily waived by TAI, the TIAA-CREF Lifecycle Funds, with an annual management fee of 0.10%, which is entirely waived by TAI, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI and its affiliates also manage other asset allocation products, such as education savings (529) plans.

Other benefits

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates continue to be willing to waive fees and make expense reimbursements to the Funds and to certain underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Funds’ investment in underlying funds that are also managed by TAI.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. References below to an “Expense Group” mean the group of comparable funds selected by Lipper for expense comparison purposes; references to an “Expense Universe” mean the universe of comparable funds selected by Lipper for expense comparison purposes; references to a “Performance Group” mean the group of comparable funds selected by Lipper for performance comparison purposes; and references to a “Performance Universe” mean the universe of comparable funds selected by Lipper for performance comparison purposes. To the extent that a Fund’s factors below do not include references to any or all of its Expense Group, Expense Universe, Performance Group or Performance Universe categories, it is because there were insufficient comparable funds in existence for Lipper to either create such categories or to create quintile rankings within such categories.

The specific management fee, expense and performance factors outlined below are based on the Retail Class shares of each Fund. Because the Retail Class generally has higher non-management expenses than the Retirement, Premier and Institutional Classes of these Funds, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	67

Renewal of investment management agreement (unaudited)

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2012 under the Agreement.

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses and management fees were in the 1st and 4th quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Universe for the one-year period.
•	The Fund is too new to have an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 4th and 2nd quintiles of its Expense Group, respectively. The Fund’s management fees and total expenses were in the 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd quintile of its Performance Universe for the one-year period.
•	The Fund is too new to have an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 5th and 1st quintiles of its Expense Group, respectively. The Fund’s management fees and total expenses were in the 4th and 3rd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one-year period.
•	The Fund is too new to have an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

68	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 4th and 2nd quintiles of its Expense Group, respectively. The Fund’s management fees and total expenses were in the 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st quintile of its Performance Group and Performance Universe for the one-year period.
•	The Fund is too new to have an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Lifestyle Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s management fees and total expenses were in the 4th and 1st quintiles of its Expense Group, respectively. The Fund’s management fees and total expenses were in the 3rd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 4th quintile of its Performance Group and Performance Universe for the one-year period.
•	The Fund is too new to have an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	69

Important tax information (unaudited)

For the year ended May 31, 2013, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term gains

Lifestyle Income	$ —
Lifestyle Conservative	—
Lifestyle Moderate	—
Lifestyle Growth	—
Lifestyle Aggressive Growth	—

For the year ended May 31, 2013, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage

Lifestyle Income	10.15%
Lifestyle Conservative	21.80%
Lifestyle Moderate	33.43%
Lifestyle Growth	52.88%
Lifestyle Aggressive Growth	94.35%

For the year ended May 31, 2013, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifestyle Income	6.74%
Lifestyle Conservative	14.48%
Lifestyle Moderate	22.22%
Lifestyle Growth	35.50%
Lifestyle Aggressive Growth	63.41%

For the year ended May 31,2013, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share

Lifestyle Income	$13,371	$0.00872
Lifestyle Conservative	33,406	0.01767
Lifestyle Moderate	49,599	0.02678
Lifestyle Growth	51,997	0.03793
Lifestyle Aggressive Growth	62,925	0.04778

70	2013 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

For the year ended May 31, 2013, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share

Lifestyle Income	$ 916	$0.00060
Lifestyle Conservative	2,213	0.00117
Lifestyle Moderate	3,247	0.00175
Lifestyle Growth	3,378	0.00246
Lifestyle Aggressive Growth	4,083	0.00310

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2013, which will be reported in conjunction with your 2013 form 1099-DIV.

By early 2014, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Lifestyle Funds ■ 2013 Annual Report	71

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance	and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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2013 Annual Report

TIAA-CREF

Managed Allocation Fund

of the TIAA-CREF Funds

May 31, 2013

Understanding your fund report

This annual report contains information about the Managed Allocation Fund and describes the fund’s results for the twelve months ended May 31, 2013. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of May 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 11 of this report. You can also obtain a complete list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

(Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2012–May 31, 2013).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2013

	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Managed Allocation Fund	(12/1/12)	(5/31/13)	(12/1/12–5/31/13)		(12/1/12–5/31/13)

Institutional Class
Actual return	$1,000.00	$1,086.52	$0.00		$2.44
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.37

Retirement Class
Actual return	$1,000.00	$1,086.28	$1.30		$3.75
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

Retail Class
Actual return	$1,000.00	$1,086.03	$1.30		$3.74
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2013. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.47% for the Institutional Class, 0.72% for the Retirement Class and 0.72% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	5

Managed Allocation Fund

Performance for the twelve months ended May 31, 2013

The Managed Allocation Fund returned 18.33% for the Institutional Class, compared with the 16.36% return of its benchmark, the Managed Allocation Composite Index. The table on page 8 shows returns for all share classes of the fund.

A vigorous rally lifts global stock prices

Despite signs of slowing growth in many parts of the world, global stock markets posted large gains for the twelve-month period. Investors were encouraged by the temporary budget agreement in the United States, by the Federal Reserve’s continued steps to promote growth and by similar steps taken by the European Central Bank and the Bank of Japan. The rising tide of dollars, euros and yen lifted stock prices in markets throughout the world.

As measured by the Russell 3000® Index, the broad U.S. stock market soared 27.88%, with gains in each of the period’s last seven months. Foreign stocks performed nearly as well: the MSCI EAFE (Europe, Australasia, Far East)+EM (Emerging Markets) Index, which measures stock performance in 22 developed market nations outside North America and in 21 emerging market nations, rose 26.93% in terms of dollars.

The extraordinary returns from U.S. stocks contributed to a downturn in the market for investment-grade domestic bonds. Bonds have been paying historically low rates of interest, but their generally lower risk continued to make them attractive when stock prices plunged, as they did in the spring of 2012.

With stocks rebounding strongly, the broad domestic bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned just 0.91% for the twelve-month period.

Large equity market gains drive the fund’s performance

For the period, the absolute return of the Managed Allocation Fund was driven by double-digit gains from both the international equity and U.S. equity sectors. Results from the International Equity Fund and the Large-Cap Value Fund were particularly strong. In contrast, the absolute return of the Managed Allocation Fund was constrained by weak results from the fixed-income sector.

6	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the twelve months, the fund outpaced its composite benchmark by nearly two percentage points largely because of strong relative performance in the fixed-income and international equity sectors.

The biggest contribution to relative results came from the fund’s largest underlying holding, the Bond Plus Fund, which outperformed the Barclays U.S. Aggregate Bond Index by almost four percentage points. (All fund returns are for the Institutional Class.)

The fund also benefited from its investment in the International Equity Fund, which outpaced the MSCI EAFE Index by more than five-and-a-half points, and in the Emerging Markets Equity Fund, which topped its benchmark by more than six percentage points. Significant contributions from the Large-Cap Growth and Large-Cap Value funds, both of which outperformed their respective benchmarks, further boosted results.

These positive contributions more than offset detractions from the Growth & Income, Enhanced Large-Cap Growth Index and Enhanced Large-Cap Value Index funds, all of which lagged their respective benchmarks. (Returns of the Managed Allocation Fund’s underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	7

Managed Allocation Fund

Performance as of May 31, 2013

		Total return	Average annual total return
Managed Allocation Fund	Inception date	1 year	5 years	since inception

Institutional Class	3/31/2006	18.33%	4.89%	5.16%
Retirement Class	3/31/2006	18.04	4.63	4.89
Retail Class	3/31/2006	18.00	4.70	5.03

Managed Allocation Composite Index*	—	16.36	4.95	5.41	†

Broad market index
Russell 3000® Index	—	27.88	5.69	5.59	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2013, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 15.0% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

8	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 invested at fund’s inception

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2013

Equity
U.S. equity	43.9%
International equity	16.5
Fixed income	39.2
Short-term fixed income	0.3
Other assets & liabilities, net	0.1

Total	100.0

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	9

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 22 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

10	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments

Managed Allocation Fund  ¡  May 31, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
22,583,805	TIAA-CREF Bond Plus Fund		$241,420,872	37.2%
1,236,308	TIAA-CREF High-Yield Fund		13,018,324	2.0
			254,439,196	39.2
INTERNATIONAL EQUITY
2,364,054	TIAA-CREF Emerging Markets Equity Fund		26,075,520	4.0
4,309,453	TIAA-CREF Enhanced International Equity Index Fund		32,450,184	5.0
166,512	TIAA-CREF Global Natural Resources Fund		1,595,189	0.3
3,894,164	TIAA-CREF International Equity Fund		39,837,298	6.1
704,903	TIAA-CREF International Opportunities Fund		7,084,276	1.1
			107,042,467	16.5
SHORT-TERM FIXED INCOME
2,191,973	TIAA-CREF Money Market Fund		2,191,973	0.3
			2,191,973	0.3
U.S. EQUITY
4,845,204	TIAA-CREF Enhanced Large-Cap Growth Index Fund		50,680,829	7.8
5,589,778	TIAA-CREF Enhanced Large-Cap Value Index Fund		54,723,929	8.4
4,029,152	TIAA-CREF Growth & Income Fund		46,375,544	7.2
3,724,577	TIAA-CREF Large-Cap Growth Fund		49,648,612	7.7
3,224,865	TIAA-CREF Large-Cap Value Fund		53,758,500	8.3
131,056	TIAA-CREF Mid-Cap Growth Fund		2,957,928	0.5
166,298	TIAA-CREF Mid-Cap Value Fund		3,567,100	0.5
1,313,571	TIAA-CREF Small-Cap Equity Fund		22,632,824	3.5
			284,345,266	43.9
	TOTAL TIAA-CREF FUNDS	(Cost $579,798,966)	648,018,902	99.9

	TOTAL PORTFOLIO	(Cost $579,798,966)	648,018,902	99.9
	OTHER ASSETS & LIABILITIES, NET		520,013	0.1
	NET ASSETS		$648,538,915	100.0%

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	11

Statement of assets and liabilities

Managed Allocation Fund  ¡  May 31, 2013

ASSETS
Affiliated investments, at value‡	$648,018,902
Cash	607,483
Receivable from Fund shares sold	292,415
Dividends and interest receivable	607,962
Due from affiliates	5,268
Other	32,457
Total assets	649,564,487

LIABILITIES
Service agreement fees payable	645
Distribution fees payable	130,336
Due to affiliates	3,757
Payable for securities transactions	541,250
Payable for Fund shares redeemed	229,899
Accrued expenses and other payables	119,685
Total liabilities	1,025,572
NET ASSETS	$648,538,915

NET ASSETS CONSIST OF:
Paid-in-capital	$576,956,585
Undistributed net investment income (loss)	927,476
Accumulated net realized gain (loss) on total investments	2,434,918
Net unrealized appreciation (depreciation) on total investments	68,219,936
NET ASSETS	$648,538,915

INSTITUTIONAL CLASS:
Net assets	$9,460,914
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	827,743
Net asset value per share	$11.43

RETIREMENT CLASS:
Net assets	$31,195,010
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,731,974
Net asset value per share	$11.42

RETAIL CLASS:
Net assets	$607,882,991
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	53,087,115
Net asset value per share	$11.45
‡ Affiliated investments, cost	$579,798,966

12	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations

Managed Allocation Fund  ¡  For the year ended May 31, 2013

INVESTMENT INCOME
Dividends from affiliated investments	$13,060,387
Total income	13,060,387

EXPENSES
Shareholder servicing — Institutional Class	309
Shareholder servicing — Retirement Class	70,648
Shareholder servicing — Retail Class	399,570
Distribution fees — Retail Class	1,416,856
Fund administration fees	31,997
Compliance fees	15,543
Trustee fees and expenses	5,903
Other expenses	183,459
Total expenses	2,124,285
Less: Expenses reimbursed by the investment adviser	(636,979)
Net expenses	1,487,306
Net Investment income (loss)	11,573,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS:
Realized gain (loss) from sale of affiliated investments	12,818,137
Realized gain distributions from affiliated investments	9,697,981
Net realized gain (loss) from affiliated investments	22,516,118
Net change in unrealized appreciation (depreciation) from affiliated investments	65,093,229
Net realized and unrealized gain (loss) from affiliated investments	87,609,347
Net increase (decrease) in net assets from operations	$99,182,428

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	13

Statements of changes in net assets

Managed Allocation Fund  ¡  For the year ended

		May 31, 2013	May 31, 2012

OPERATIONS
	Net investment income (loss)	$11,573,081	$11,143,323
	Net realized gain (loss) from affiliated investments	22,516,118	20,678,652
	Net change in unrealized appreciation (depreciation) from affiliated investments	65,093,229	(44,405,649)
	Net increase (decrease) in net assets from operations	99,182,428	(12,583,674)

	DISTRIBUTION TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(204,957)	(153,330)
	Retirement Class	(630,662)	(731,835)
	Retail Class	(13,508,013)	(13,210,401)
	Total distributions	(14,343,632)	(14,095,566)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,422,470	3,032,778
	Retirement Class	10,486,119	7,718,123
	Retail Class	46,864,363	36,641,923
	Reinvestments of distributions:
	Institutional Class	200,453	150,690
	Retirement Class	630,662	731,835
	Retail Class	12,943,921	12,573,758
Redemptions:	Institutional Class	(1,938,317)	(481,436)
	Retirement Class	(14,146,715)	(9,541,008)
	Retail Class	(56,746,122)	(60,970,792)
	Net increase (decrease) from shareholder transactions	1,716,834	(10,144,129)
	Net increase (decrease) in net assets	86,555,630	(36,823,369)
NET ASSETS
	Beginning of period	561,983,285	598,806,654
End of period		$648,538,915	$561,983,285
	Undistributed net investment income (loss) included in net assets	$927,476	$1,034,344

	CHANGE IN FUND SHARES
Shares sold:	Institutional Class	314,840	312,071
	Retirement Class	967,571	779,549
	Retail Class	4,320,976	3,676,570
	Shares reinvested:
	Institutional Class	18,753	15,678
	Retirement Class	59,189	76,162
	Retail Class	1,209,640	1,305,703
	Shares redeemed:
	Institutional Class	(183,544)	(48,869)
	Retirement Class	(1,320,939)	(973,681)
	Retail Class	(5,289,164)	(6,151,319)
	Net increase (decrease) from shareholder transactions	97,322	(1,008,136)

14	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Financial highlights

Managed Allocation Fund  ¡  For the period or year ended

			Institutional Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.92	$10.39	$ 9.40		$8.73	$8.86	$11.03

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.22	0.22	0.17		0.24	0.24	0.28
Net realized and unrealized gain (loss) on total investments (d)	1.58	(0.42)	1.01		0.67	(0.13)	(2.11)
Total gain (loss) from investment operations	1.80	(0.20)	1.18		0.91	0.11	(1.83)

Less distributions from:
Net investment income	(0.29)	(0.27)	(0.19)		(0.24)	(0.24)	(0.33)
Net realized gains	—	—	—		—	—	(0.01)
Total distributions	(0.29)	(0.27)	(0.19)		(0.24)	(0.24)	(0.34)
Net asset value, end of period	$11.43	$ 9.92	$10.39		$9.40	$8.73	$ 8.86

TOTAL RETURN	18.33%	(1.79)%	12.66	%(b)	10.52%	1.74%	(16.92)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$9,461	$6,724	$4,142		$2,542	$2,011	$1,832
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.04%	0.04%	0.06	%(c)	0.06%	0.10%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00	%(c)	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	2.09%	2.26%	2.53	%(c)	2.68%	3.13%	2.66%
Portfolio turnover rate	17%	15%	10	%(b)	21%	48%	26%

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	15

Financial highlights	continued

Managed Allocation Fund  ¡  For the period or year ended

			Retirement Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.91	$10.38	$ 9.39		$8.72	$8.86	$11.03

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.19	0.14		0.21	0.21	0.24
Net realized and unrealized gain (loss) on total investments (d)	1.57	(0.41)	1.03		0.67	(0.12)	(2.09)
Total gain (loss) from investment operations	1.77	(0.22)	1.17		0.88	0.09	(1.85)

Less distributions from:
Net investment income	(0.26)	(0.25)	(0.18)		(0.21)	(0.23)	(0.31)
Net realized gains	—	—	—		—	—	(0.01)
Total distributions	(0.26)	(0.25)	(0.18)		(0.21)	(0.23)	(0.32)
Net asset value, end of period	$11.42	$ 9.91	$10.38		$9.39	$8.72	$ 8.86

TOTAL RETURN	18.04%	(2.04)%	12.54	%(b)	10.26%	1.39%	(17.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$31,195	$29,993	$32,622		$24,404	$21,287	$13,678
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.29%	0.29%	0.31	%(c)	0.30%	0.34%	0.31%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.25%	0.25%	0.24%
Ratio of net investment income to average net assets	1.84%	1.96%	2.18	%(c)	2.36%	2.80%	2.31%
Portfolio turnover rate	17%	15%	10	%(b)	21%	48%	26%

16	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Financial highlights	concluded

Managed Allocation Fund  ¡  For the period or year ended

			Retail Class
	5/31/13	5/31/12	5/31/11	†	9/30/10	9/30/09	9/30/08

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$ 9.94	$10.41	$ 9.42		$8.75	$8.88	$11.05

Gain (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.20	0.15		0.22	0.24	0.27
Net realized and unrealized gain (loss) on total investments (d)	1.56	(0.42)	1.02		0.67	(0.13)	(2.10)
Total gain (loss) from investment operations	1.77	(0.22)	1.17		0.89	0.11	(1.83)

Less distributions from:
Net investment income	(0.26)	(0.25)	(0.18)		(0.22)	(0.24)	(0.33)
Net realized gains	—	—	—		—	—	(0.01)
Total distributions	(0.26)	(0.25)	(0.18)		(0.22)	(0.24)	(0.34)
Net asset value, end of period	$11.45	$ 9.94	$10.41		$9.42	$8.75	$ 8.88

TOTAL RETURN	18.00%	(2.03)%	12.52	%(b)	10.34%	1.70%	(16.89)%

RATIOS AND SUPPLEMENTAL DATA

Net assets at end of period or year (in thousands)	$607,883	$525,266	$562,043		$505,725	$471,190	$489,340
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.36%	0.33%	0.26	%(c)	0.21%	0.44%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.21	%(c)	0.16%	0.05%	0.00%
Ratio of net investment income to average net assets	1.92%	1.97%	2.29	%(c)	2.47%	3.13%	2.61%
Portfolio turnover rate	17%	15%	10	%(b)	21%	48%	26%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(e)	The Fund’s expenses do not include the expenses of the underlying funds. The annualized weighted average expense ratios of the underlying funds for the periods ended May 31, 2013, May 31, 2012, May 31, 2011 and September 30, 2010 were 0.47%, 0.44%, 0.42% and 0.42%, respectively.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	17

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Reclassification: Short-term capital gain distributions have been reclassified from dividends from affiliated investments to realized gain distributions from affiliated investments in the Statement of Operations. Short-term capital gain distributions have been reclassified from net investment income (loss) to net realized gain (loss) from investments, as well as an associated adjustment to the undistributed net investment income (loss) included in net assets in the Statements of Changes in Net Assets. The Financial Highlights reflect these reclassifications.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

18	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (2009–2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2013, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	19

Notes to financial statements

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2013, there were no transfers between levels by the Fund.

As of May 31, 2013, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

20	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Prior to January 1, 2013, the Retail Class of the Fund reimbursed TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Fund’s Retail Class.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement and Retail Class shares; and 0.00% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with approval of the Board.

Investments in other investment companies advised by Advisors are deemed to be affiliated companies. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2012	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at May 31, 2013

Managed Allocation Fund
TIAA-CREF Bond Plus	$227,702,125	$39,667,088	$26,691,559	$5,270,790		$6,759,173	$241,420,872
TIAA-CREF Emerging Markets Equity	21,825,293	4,852,204	4,885,356	414,668		289,474	26,075,520
TIAA-CREF Enhanced International Equity Index	30,609,757	5,432,074	10,864,472	437,152		1,063,299	32,450,184
TIAA-CREF Enhanced Large-Cap Growth Index	47,166,686	4,306,321	7,176,727	3,591,457		593,000	50,680,829
TIAA-CREF Enhanced Large-Cap Value Index	45,449,291	4,356,861	6,316,813	2,366,107		1,056,212	54,723,929
TIAA-CREF Global Natural Resources	—	1,796,218	139,792	5,127		28,281	1,595,189
TIAA-CREF Growth & Income	39,485,727	3,699,758	4,362,286	3,205,774		583,844	46,375,544
TIAA-CREF High-Yield	—	13,081,243	379,730	39,485		503,829	13,018,324
TIAA-CREF International Equity	30,422,817	9,821,149	11,547,359	772,538		720,884	39,837,298
TIAA-CREF International Opportunities	—	7,195,548	11,533	53		—	7,084,276
TIAA-CREF Large-Cap Growth	47,190,572	3,543,819	10,471,247	2,643,522		213,683	49,648,612
TIAA-CREF Large-Cap Value	45,525,764	3,298,305	8,738,736	1,696,167		936,769	53,758,500
TIAA-CREF Mid-Cap Growth	3,467,641	263,242	1,308,539	694,642		20,344	2,957,928
TIAA-CREF Mid-Cap Value	3,486,992	394,413	1,066,251	467,070		54,603	3,567,100
TIAA-CREF Money Market	—	6,919,303	4,727,330	—		264	2,191,973
TIAA-CREF Small-Cap Equity	19,308,982	1,291,955	2,765,882	911,566		236,728	22,632,824
	$561,641,647	$109,919,501	$101,453,612	$22,516,118		$13,060,387	$648,018,902

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	21

Notes to financial statements

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2013, the cost of portfolio investments for federal income tax purposes was $581,108,713. Net unrealized appreciation of portfolio investments for federal income tax purposes was $66,910,189, consisting of gross unrealized appreciation of $73,419,401, and gross unrealized depreciation of $(6,509,212).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended May 31, 2013 were $109,919,501 and $101,453,612, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2013, and May 31, 2012 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2013	$14,343,632	$—	$14,343,632
5/31/2012	14,095,566	—	14,095,566

As of May 31, 2013, the components of accumulated earnings on a tax basis consisted of $946,974 of undistributed ordinary income, $3,744,663 of undistributed long-term capital gains, and $66,910,191 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short term gain as ordinary income for tax purposes.

For the year ended May 31, 2013, the Fund utilized $16,251,619 of its capital loss carryover available from prior years.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expires June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2013, there were no borrowings under this credit facility by the Fund.

22	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	23

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Allocation Fund (the “Fund”), at May 31, 2013, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

Baltimore, Maryland
July 19, 2013

24	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2013

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	25

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2013

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by trustee
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	Indefinite term. Trustee since 2011.	Former Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

26	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and the North Shore Land Alliance.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	27

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2013

Officers

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) (since 2012) and Interim Head of Asset Management (2012–2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012).

28	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2012.	Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2012). President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer (since 2012) of T-C Life. Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).
Robert G. Leary[1] TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since June 2013). Former Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011 to 2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President (2006–2007) and Managing Director (1995–2005), AIG Financial Products Corp.

1 Effective June 24, 2013.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	29

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2013

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with fund	Term of office and length of time served	Principal occupation(s) during past 5 years
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2012.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

30	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	31

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of the TIAA-CREF Managed Allocation Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the renewal process

The Board held a meeting on March 28, 2013, at which it considered the annual renewal of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to the Board in connection with the proposed contract renewals, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 28, 2013 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Fund, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”), including meeting with representatives of Lipper in person. Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs. Lipper also compared much of this

32	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Operations Committee also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2013, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of the Fund if it had underperformed its benchmark index by a specified amount over a three-year period, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Fund and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	33

Renewal of investment management agreement (unaudited)

In considering whether to renew the Agreement with respect to the Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. A portion of these review activities were conducted during in-person meetings of the Operations Committee and the Board that were held on March 15, 2013, which resulted in the Operations Committee and the Board requesting and receiving follow-up information relating to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its in-person meeting on March 28, 2013, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are certain general factors the Board considered for the Fund, followed by a summary of certain specific factors the Board considered for the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that invests its assets in the securities of other investment companies managed by TAI, referred to as “underlying funds”), including selecting underlying

34	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

funds and allocating the Fund’s assets among the underlying funds, conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund over the one-, three- and five-year periods ended December 31, 2012. The Board considered the Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. In this regard, the Board considered that the performance of the Fund generally compared favorably to its respective benchmark (after considering the effect of expenses incurred to operate the Fund and certain other relevant factors) and the Fund ranked in the top three performance quintiles versus its peer groups and universes of mutual funds. (For additional detail regarding the Fund’s performance, see the synopsis below.) Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was within an acceptable range.

Cost and profitability

The Board considered that TAI does not earn a direct profit on the Fund, which is primarily due to the fact that the Fund’s management fee rate is 0.00%.

The Board also considered that TAI may have indirect earnings with respect to the Fund based on the Fund’s investment in affiliated underlying funds also managed by TAI. In this connection, the Board considered that it separately analyzed any profits earned by TAI with respect to underlying funds when the Board reviewed the Agreement with respect to such underlying funds.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	35

Renewal of investment management agreement (unaudited)

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the 0.00% management fee rate charged to the Fund under the Agreement was lower than the management fee rates charged by most comparable mutual funds. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board considered that because TAI received no management fee from the Fund, there was little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s’ fee schedule was within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. The Board considered that TAI and its affiliates provide funds-of-funds management services to the TIAA-CREF Lifestyle Funds, with an annual management fee of 0.10%, the TIAA-CREF Lifecycle Index Funds, with an annual management fee of 0.10% that is partially voluntarily waived by TAI, and the TIAA-CREF Lifecycle Funds, with an annual management fee of 0.10%, which is entirely waived by TAI. TAI and its affiliates also manage other asset allocation products, such as education savings (529) plans.

Other benefits

The Board also considered additional benefits to the Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates continue to be willing to waive fees and make expense reimbursements to certain underlying funds in which they invest. In addition, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. TAI may also benefit from the Fund’s investment in underlying funds that are also managed by TAI.

36	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below ended as of December 31, 2012. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to the Fund during 2012 under the Agreement.

Managed Allocation Fund

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.

•	The Fund’s total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes and in the 1st quintile of the universe of comparable funds identified by Lipper for expense comparison purposes.

•	The Fund was in the 1st, 1st and 2nd quintiles of its group of comparable funds selected by Lipper for performance comparison purposes for the one-, three- and five-year periods, respectively. The Fund was in the 1st, 1st and 3rd quintiles of its universe of comparable funds selected by Lipper for performance comparison purposes for the one-, three- and five-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period, without taking into account any profits that TAI might have earned with respect to the underlying funds (which are also managed by TAI) in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF Managed Allocation Fund ■ 2013 Annual Report	37

Important tax information (unaudited)

For the year ended May 31, 2013, the Fund designates 36.02% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2013, the Fund designates 25.61% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2013, the Managed Allocation Fund received income of $1,294,236 ($.02355 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $90,071 ($.00164 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2013, which will be reported in conjunction with your 2013 Form 1099-DIV.

By early 2014, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

38	2013 Annual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity	products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended May 31, 2013 and May 31, 2012, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $329,000 and $294,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2013 and May 31, 2012, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2013 and May 31, 2012, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended May 31, 2013 and May 31, 2012, PwC’s aggregate fees for tax services billed to the Registrant were $299,768 and $268,900, respectively.

For the fiscal years ended May 31, 2013 and May 31, 2012, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2013 and May 31, 2012, PwC’s aggregate fees for all other services to the Registrant were $15,000 and $14,900, respectively.

For the fiscal years ended May 31, 2013 and May 31, 2012, the Other Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2013 and May 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2013 and May 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2013 and May 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2013 and May 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2013 and May 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2013 and May 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2013 and May 31, 2012, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC was $383,372 and $261,313, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFECYCLE FUNDS – Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.6%
7,936,905	TIAA-CREF Bond Fund	$83,575,611
105,717	TIAA-CREF Bond Plus Fund	1,130,120
541,120	TIAA-CREF High-Yield Fund	5,697,995

	TOTAL FIXED INCOME	90,403,726

INFLATION-PROTECTED ASSETS - 4.7%
903,594	TIAA-CREF Inflation-Linked Bond Fund	10,797,949

	TOTAL INFLATION-PROTECTED ASSETS	10,797,949

INTERNATIONAL EQUITY - 12.2%
592,713	TIAA-CREF Emerging Markets Equity Fund	6,537,626
969,057	TIAA-CREF Enhanced International Equity Index Fund	7,297,000
292,146	TIAA-CREF Global Natural Resources Fund	2,798,757
937,045	TIAA-CREF International Equity Fund	9,585,972
168,691	TIAA-CREF International Opportunities Fund	1,695,347

	TOTAL INTERNATIONAL EQUITY	27,914,702

SHORT-TERM FIXED INCOME - 15.3%
742,186	TIAA-CREF Money Market Fund	742,186
3,277,240	TIAA-CREF Short-Term Bond Fund	34,312,701

	TOTAL SHORT-TERM FIXED INCOME	35,054,887

U.S. EQUITY - 28.1%
1,075,717	TIAA-CREF Enhanced Large-Cap Growth Index Fund	11,252,000
1,245,153	TIAA-CREF Enhanced Large-Cap Value Index Fund	12,190,046
909,388	TIAA-CREF Growth & Income Fund	10,467,054
861,411	TIAA-CREF Large-Cap Growth Fund	11,482,605
743,218	TIAA-CREF Large-Cap Value Fund	12,389,440
25,394	TIAA-CREF Mid-Cap Growth Fund	573,132
33,136	TIAA-CREF Mid-Cap Value Fund	710,770
298,954	TIAA-CREF Small-Cap Equity Fund	5,150,985

	TOTAL U.S. EQUITY	64,216,032

	TOTAL TIAA-CREF FUNDS	228,387,296

	(Cost $206,803,235)

	TOTAL INVESTMENTS - 99.9%	228,387,296
	(Cost $206,803,235)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	282,298

	NET ASSETS - 100.0%	$228,669,594

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 37.9%
30,209,630	TIAA-CREF Bond Fund	$318,107,409
733,223	TIAA-CREF Bond Plus Fund	7,838,148
2,502,236	TIAA-CREF High-Yield Fund	26,348,542

	TOTAL FIXED INCOME	352,294,099

INFLATION-PROTECTED ASSETS - 4.8%
3,734,223	TIAA-CREF Inflation-Linked Bond Fund	44,623,959

	TOTAL INFLATION-PROTECTED ASSETS	44,623,959

INTERNATIONAL EQUITY - 14.3%
2,751,143	TIAA-CREF Emerging Markets Equity Fund	30,345,106
4,732,661	TIAA-CREF Enhanced International Equity Index Fund	35,636,936
1,362,000	TIAA-CREF Global Natural Resources Fund	13,047,961
4,482,009	TIAA-CREF International Equity Fund	45,850,953
795,438	TIAA-CREF International Opportunities Fund	7,994,147

	TOTAL INTERNATIONAL EQUITY	132,875,103

SHORT-TERM FIXED INCOME - 9.6%
3,216,212	TIAA-CREF Money Market Fund	3,216,212
8,179,864	TIAA-CREF Short-Term Bond Fund	85,643,179

	TOTAL SHORT-TERM FIXED INCOME	88,859,391

U.S. EQUITY - 33.0%
5,192,684	TIAA-CREF Enhanced Large-Cap Growth Index Fund	54,315,479
5,989,884	TIAA-CREF Enhanced Large-Cap Value Index Fund	58,640,965
4,364,295	TIAA-CREF Growth & Income Fund	50,233,038
4,038,644	TIAA-CREF Large-Cap Growth Fund	53,835,122
3,487,692	TIAA-CREF Large-Cap Value Fund	58,139,832
129,680	TIAA-CREF Mid-Cap Growth Fund	2,926,880
167,147	TIAA-CREF Mid-Cap Value Fund	3,585,300
1,423,112	TIAA-CREF Small-Cap Equity Fund	24,520,217

	TOTAL U.S. EQUITY	306,196,833

	TOTAL TIAA-CREF FUNDS	924,849,385

	(Cost $813,364,332)

	TOTAL INVESTMENTS - 99.6%	924,849,385
	(Cost $813,364,332)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	3,541,903

	NET ASSETS - 100.0%	$928,391,288

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 35.7%
40,794,428	TIAA-CREF Bond Fund	$429,565,327
1,831,024	TIAA-CREF Bond Plus Fund	19,573,642
4,494,729	TIAA-CREF High-Yield Fund	47,329,501

	TOTAL FIXED INCOME	496,468,470

INFLATION-PROTECTED ASSETS - 5.0%
5,779,832	TIAA-CREF Inflation-Linked Bond Fund	69,068,996

	TOTAL INFLATION-PROTECTED ASSETS	69,068,996

INTERNATIONAL EQUITY - 16.0%
4,578,870	TIAA-CREF Emerging Markets Equity Fund	50,504,931
8,121,641	TIAA-CREF Enhanced International Equity Index Fund	61,155,958
2,262,836	TIAA-CREF Global Natural Resources Fund	21,677,967
7,489,774	TIAA-CREF International Equity Fund	76,620,389
1,349,285	TIAA-CREF International Opportunities Fund	13,560,317

	TOTAL INTERNATIONAL EQUITY	223,519,562

SHORT-TERM FIXED INCOME - 5.4%
4,765,963	TIAA-CREF Money Market Fund	4,765,963
6,801,068	TIAA-CREF Short-Term Bond Fund	71,207,184

	TOTAL SHORT-TERM FIXED INCOME	75,973,147

U.S. EQUITY - 37.5%
8,811,138	TIAA-CREF Enhanced Large-Cap Growth Index Fund	92,164,500
10,170,260	TIAA-CREF Enhanced Large-Cap Value Index Fund	99,566,848
7,369,125	TIAA-CREF Growth & Income Fund	84,818,631
6,920,648	TIAA-CREF Large-Cap Growth Fund	92,252,243
5,977,537	TIAA-CREF Large-Cap Value Fund	99,645,543
229,550	TIAA-CREF Mid-Cap Growth Fund	5,180,942
293,211	TIAA-CREF Mid-Cap Value Fund	6,289,369
2,407,646	TIAA-CREF Small-Cap Equity Fund	41,483,737

	TOTAL U.S. EQUITY	521,401,813

	TOTAL TIAA-CREF FUNDS	1,386,431,988

	(Cost $1,265,839,056)

	TOTAL INVESTMENTS - 99.6%	1,386,431,988
	(Cost $1,265,839,056)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	5,464,348

	NET ASSETS - 100.0%	$1,391,896,336

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 31.7%
42,380,487	TIAA-CREF Bond Fund	$446,266,526
4,790,702	TIAA-CREF Bond Plus Fund	51,212,604
7,588,148	TIAA-CREF High-Yield Fund	79,903,196

	TOTAL FIXED INCOME	577,382,326

INFLATION-PROTECTED ASSETS - 3.0%
4,606,565	TIAA-CREF Inflation-Linked Bond Fund	55,048,452

	TOTAL INFLATION-PROTECTED ASSETS	55,048,452

INTERNATIONAL EQUITY - 18.3%
6,770,895	TIAA-CREF Emerging Markets Equity Fund	74,682,972
12,411,725	TIAA-CREF Enhanced International Equity Index Fund	93,460,287
3,347,288	TIAA-CREF Global Natural Resources Fund	32,067,020
11,155,327	TIAA-CREF International Equity Fund	114,118,991
2,025,927	TIAA-CREF International Opportunities Fund	20,360,567

	TOTAL INTERNATIONAL EQUITY	334,689,837

SHORT-TERM FIXED INCOME - 3.5%
6,270,815	TIAA-CREF Money Market Fund	6,270,815
5,431,772	TIAA-CREF Short-Term Bond Fund	56,870,648

	TOTAL SHORT-TERM FIXED INCOME	63,141,463

U.S. EQUITY - 43.2%
13,379,971	TIAA-CREF Enhanced Large-Cap Growth Index Fund	139,954,497
15,439,143	TIAA-CREF Enhanced Large-Cap Value Index Fund	151,149,214
11,145,052	TIAA-CREF Growth & Income Fund	128,279,547
10,389,867	TIAA-CREF Large-Cap Growth Fund	138,496,927
8,977,546	TIAA-CREF Large-Cap Value Fund	149,655,699
361,718	TIAA-CREF Mid-Cap Growth Fund	8,163,985
458,621	TIAA-CREF Mid-Cap Value Fund	9,837,430
3,631,934	TIAA-CREF Small-Cap Equity Fund	62,578,229

	TOTAL U.S. EQUITY	788,115,528

	TOTAL TIAA-CREF FUNDS	1,818,377,606

	(Cost $1,630,806,608)

	TOTAL INVESTMENTS - 99.7%	1,818,377,606
	(Cost $1,630,806,608)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	6,168,752

	NET ASSETS - 100.0%	$1,824,546,358

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 27.5%
29,699,658	TIAA-CREF Bond Fund	$312,737,397
7,952,539	TIAA-CREF Bond Plus Fund	85,012,645
9,082,790	TIAA-CREF High-Yield Fund	95,641,776

	TOTAL FIXED INCOME	493,391,818

INFLATION-PROTECTED ASSETS - 1.1%
1,620,978	TIAA-CREF Inflation-Linked Bond Fund	19,370,682

	TOTAL INFLATION-PROTECTED ASSETS	19,370,682

INTERNATIONAL EQUITY - 20.6%
7,387,012	TIAA-CREF Emerging Markets Equity Fund	81,478,739
13,870,211	TIAA-CREF Enhanced International Equity Index Fund	104,442,692
3,641,571	TIAA-CREF Global Natural Resources Fund	34,886,249
12,233,629	TIAA-CREF International Equity Fund	125,150,022
2,246,231	TIAA-CREF International Opportunities Fund	22,574,620

	TOTAL INTERNATIONAL EQUITY	368,532,322

SHORT-TERM FIXED INCOME - 1.5%
6,138,167	TIAA-CREF Money Market Fund	6,138,167
1,920,933	TIAA-CREF Short-Term Bond Fund	20,112,164

	TOTAL SHORT-TERM FIXED INCOME	26,250,331

U.S. EQUITY - 48.9%
14,893,442	TIAA-CREF Enhanced Large-Cap Growth Index Fund	155,785,407
17,172,788	TIAA-CREF Enhanced Large-Cap Value Index Fund	168,121,592
12,341,253	TIAA-CREF Growth & Income Fund	142,047,824
11,547,366	TIAA-CREF Large-Cap Growth Fund	153,926,390
9,982,128	TIAA-CREF Large-Cap Value Fund	166,402,066
414,208	TIAA-CREF Mid-Cap Growth Fund	9,348,682
521,743	TIAA-CREF Mid-Cap Value Fund	11,191,388
4,026,885	TIAA-CREF Small-Cap Equity Fund	69,383,222

	TOTAL U.S. EQUITY	876,206,571

	TOTAL TIAA-CREF FUNDS	1,783,751,724

	(Cost $1,576,002,696)

	TOTAL INVESTMENTS - 99.6%	1,783,751,724
	(Cost $1,576,002,696)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	7,312,363

	NET ASSETS - 100.0%	$1,791,064,087

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 22.0%
16,649,182	TIAA-CREF Bond Fund	$175,315,885
9,381,412	TIAA-CREF Bond Plus Fund	100,287,296
9,585,103	TIAA-CREF High-Yield Fund	100,931,130

	TOTAL FIXED INCOME	376,534,311

INTERNATIONAL EQUITY - 22.8%
7,764,788	TIAA-CREF Emerging Markets Equity Fund	85,645,615
14,852,612	TIAA-CREF Enhanced International Equity Index Fund	111,840,167
3,807,932	TIAA-CREF Global Natural Resources Fund	36,479,991
12,900,810	TIAA-CREF International Equity Fund	131,975,290
2,389,463	TIAA-CREF International Opportunities Fund	24,014,100

	TOTAL INTERNATIONAL EQUITY	389,955,163

SHORT-TERM FIXED INCOME - 0.3%
5,863,894	TIAA-CREF Money Market Fund	5,863,894

	TOTAL SHORT-TERM FIXED INCOME	5,863,894

U.S. EQUITY - 54.5%
15,848,312	TIAA-CREF Enhanced Large-Cap Growth Index Fund	165,773,346
18,266,519	TIAA-CREF Enhanced Large-Cap Value Index Fund	178,829,225
13,116,643	TIAA-CREF Growth & Income Fund	150,972,557
12,339,825	TIAA-CREF Large-Cap Growth Fund	164,489,862
10,646,090	TIAA-CREF Large-Cap Value Fund	177,470,325
450,117	TIAA-CREF Mid-Cap Growth Fund	10,159,137
564,902	TIAA-CREF Mid-Cap Value Fund	12,117,154
4,274,128	TIAA-CREF Small-Cap Equity Fund	73,643,232

	TOTAL U.S. EQUITY	933,454,838

	TOTAL TIAA-CREF FUNDS	1,705,808,206

	(Cost $1,477,607,267)

	TOTAL INVESTMENTS - 99.6%	1,705,808,206
	(Cost $1,477,607,267)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	7,204,337

	NET ASSETS - 100.0%	$1,713,012,543

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 14.2%
4,062,917	TIAA-CREF Bond Fund	$42,782,515
9,467,123	TIAA-CREF Bond Plus Fund	101,203,549
9,666,895	TIAA-CREF High-Yield Fund	101,792,402

	TOTAL FIXED INCOME	245,778,466

INTERNATIONAL EQUITY - 25.0%
8,576,076	TIAA-CREF Emerging Markets Equity Fund	94,594,114
16,664,643	TIAA-CREF Enhanced International Equity Index Fund	125,484,765
4,207,085	TIAA-CREF Global Natural Resources Fund	40,303,873
14,270,518	TIAA-CREF International Equity Fund	145,987,401
2,663,476	TIAA-CREF International Opportunities Fund	26,767,938

	TOTAL INTERNATIONAL EQUITY	433,138,091

SHORT-TERM FIXED INCOME - 0.3%
5,706,777	TIAA-CREF Money Market Fund	5,706,777

	TOTAL SHORT-TERM FIXED INCOME	5,706,777

U.S. EQUITY - 60.1%
17,703,714	TIAA-CREF Enhanced Large-Cap Growth Index Fund	185,180,843
20,409,556	TIAA-CREF Enhanced Large-Cap Value Index Fund	199,809,557
14,608,317	TIAA-CREF Growth & Income Fund	168,141,734
13,758,382	TIAA-CREF Large-Cap Growth Fund	183,399,227
11,880,156	TIAA-CREF Large-Cap Value Fund	198,042,205
511,124	TIAA-CREF Mid-Cap Growth Fund	11,536,062
639,502	TIAA-CREF Mid-Cap Value Fund	13,717,313
4,762,028	TIAA-CREF Small-Cap Equity Fund	82,049,743

	TOTAL U.S. EQUITY	1,041,876,684

	TOTAL TIAA-CREF FUNDS	1,726,500,018

	(Cost $1,467,460,124)

	TOTAL INVESTMENTS - 99.6%	1,726,500,018
	(Cost $1,467,460,124)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	7,323,058

	NET ASSETS - 100.0%	$1,733,823,076

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 9.8%
8,449,852	TIAA-CREF Bond Plus Fund	$90,328,914
13,004,152	TIAA-CREF High-Yield Fund	136,933,719

	TOTAL FIXED INCOME	227,262,633

INTERNATIONAL EQUITY - 26.2%
12,092,009	TIAA-CREF Emerging Markets Equity Fund	133,374,861
23,672,551	TIAA-CREF Enhanced International Equity Index Fund	178,254,309
5,909,192	TIAA-CREF Global Natural Resources Fund	56,610,060
20,126,484	TIAA-CREF International Equity Fund	205,893,929
3,772,239	TIAA-CREF International Opportunities Fund	37,911,006

	TOTAL INTERNATIONAL EQUITY	612,044,165

SHORT-TERM FIXED INCOME - 0.3%
7,692,364	TIAA-CREF Money Market Fund	7,692,364

	TOTAL SHORT-TERM FIXED INCOME	7,692,364

U.S. EQUITY - 63.3%
25,106,101	TIAA-CREF Enhanced Large-Cap Growth Index Fund	262,609,814
28,944,354	TIAA-CREF Enhanced Large-Cap Value Index Fund	283,365,227
20,698,801	TIAA-CREF Growth & Income Fund	238,243,202
19,485,690	TIAA-CREF Large-Cap Growth Fund	259,744,245
16,826,415	TIAA-CREF Large-Cap Value Fund	280,496,335
731,135	TIAA-CREF Mid-Cap Growth Fund	16,501,708
913,536	TIAA-CREF Mid-Cap Value Fund	19,595,356
6,747,971	TIAA-CREF Small-Cap Equity Fund	116,267,537

	TOTAL U.S. EQUITY	1,476,823,424

	TOTAL TIAA-CREF FUNDS	2,323,822,586

	(Cost $1,950,448,930)

	TOTAL INVESTMENTS - 99.6%	2,323,822,586
	(Cost $1,950,448,930)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	9,268,064

	NET ASSETS - 100.0%	$2,333,090,650

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.7%
2,155,030	TIAA-CREF Bond Plus Fund	$23,037,275
3,344,471	TIAA-CREF High-Yield Fund	35,217,279

	TOTAL FIXED INCOME	58,254,554

INTERNATIONAL EQUITY - 26.1%
3,099,948	TIAA-CREF Emerging Markets Equity Fund	34,192,423
6,068,981	TIAA-CREF Enhanced International Equity Index Fund	45,699,423
1,518,254	TIAA-CREF Global Natural Resources Fund	14,544,872
5,127,104	TIAA-CREF International Equity Fund	52,450,275
969,395	TIAA-CREF International Opportunities Fund	9,742,424

	TOTAL INTERNATIONAL EQUITY	156,629,417

SHORT-TERM FIXED INCOME - 0.3%
2,004,612	TIAA-CREF Money Market Fund	2,004,612

	TOTAL SHORT-TERM FIXED INCOME	2,004,612

U.S. EQUITY - 63.2%
6,405,351	TIAA-CREF Enhanced Large-Cap Growth Index Fund	66,999,976
7,391,977	TIAA-CREF Enhanced Large-Cap Value Index Fund	72,367,455
5,277,568	TIAA-CREF Growth & Income Fund	60,744,812
5,042,141	TIAA-CREF Large-Cap Growth Fund	67,211,738
4,342,422	TIAA-CREF Large-Cap Value Fund	72,388,174
186,932	TIAA-CREF Mid-Cap Growth Fund	4,219,050
233,622	TIAA-CREF Mid-Cap Value Fund	5,011,201
1,728,560	TIAA-CREF Small-Cap Equity Fund	29,783,095

	TOTAL U.S. EQUITY	378,725,501

	TOTAL TIAA-CREF FUNDS	595,614,084

	(Cost $504,183,040)

	TOTAL INVESTMENTS - 99.3%	595,614,084
	(Cost $504,183,040)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	4,246,023

	NET ASSETS - 100.0%	$599,860,107

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.3%(a)

FIXED INCOME - 9.7%
1,170,485	TIAA-CREF Bond Plus Fund	$12,512,483
1,822,494	TIAA-CREF High-Yield Fund	19,190,857

	TOTAL FIXED INCOME	31,703,340

INTERNATIONAL EQUITY - 26.1%
1,698,513	TIAA-CREF Emerging Markets Equity Fund	18,734,601
3,325,771	TIAA-CREF Enhanced International Equity Index Fund	25,043,057
831,574	TIAA-CREF Global Natural Resources Fund	7,966,483
2,802,012	TIAA-CREF International Equity Fund	28,664,588
531,061	TIAA-CREF International Opportunities Fund	5,337,165

	TOTAL INTERNATIONAL EQUITY	85,745,894

SHORT-TERM FIXED INCOME - 0.3%
1,092,776	TIAA-CREF Money Market Fund	1,092,776

	TOTAL SHORT-TERM FIXED INCOME	1,092,776

U.S. EQUITY - 63.2%
3,508,039	TIAA-CREF Enhanced Large-Cap Growth Index Fund	36,694,091
4,050,112	TIAA-CREF Enhanced Large-Cap Value Index Fund	39,650,596
2,887,519	TIAA-CREF Growth & Income Fund	33,235,345
2,763,773	TIAA-CREF Large-Cap Growth Fund	36,841,092
2,379,924	TIAA-CREF Large-Cap Value Fund	39,673,334
102,453	TIAA-CREF Mid-Cap Growth Fund	2,312,362
128,058	TIAA-CREF Mid-Cap Value Fund	2,746,851
947,352	TIAA-CREF Small-Cap Equity Fund	16,322,873

	TOTAL U.S. EQUITY	207,476,544

	TOTAL TIAA-CREF FUNDS	326,018,554

	(Cost $277,269,079)

	TOTAL INVESTMENTS - 99.3%	326,018,554
	(Cost $277,269,079)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	2,220,595

	NET ASSETS - 100.0%	$328,239,149

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE FUNDS – Lifecycle 2055 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2055 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.8%
120,787	TIAA-CREF Bond Plus Fund	$1,291,213
186,783	TIAA-CREF High-Yield Fund	1,966,828

	TOTAL FIXED INCOME	3,258,041

INTERNATIONAL EQUITY - 26.0%
172,296	TIAA-CREF Emerging Markets Equity Fund	1,900,421
336,720	TIAA-CREF Enhanced International Equity Index Fund	2,535,500
83,666	TIAA-CREF Global Natural Resources Fund	801,521
280,855	TIAA-CREF International Equity Fund	2,873,148
54,031	TIAA-CREF International Opportunities Fund	543,009

	TOTAL INTERNATIONAL EQUITY	8,653,599

SHORT-TERM FIXED INCOME - 0.3%
109,458	TIAA-CREF Money Market Fund	109,458

	TOTAL SHORT-TERM FIXED INCOME	109,458

U.S. EQUITY - 63.1%
353,301	TIAA-CREF Enhanced Large-Cap Growth Index Fund	3,695,533
408,778	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,001,939
290,504	TIAA-CREF Growth & Income Fund	3,343,702
280,832	TIAA-CREF Large-Cap Growth Fund	3,743,487
242,039	TIAA-CREF Large-Cap Value Fund	4,034,798
10,324	TIAA-CREF Mid-Cap Growth Fund	233,017
12,917	TIAA-CREF Mid-Cap Value Fund	277,072
95,761	TIAA-CREF Small-Cap Equity Fund	1,649,970

	TOTAL U.S. EQUITY	20,979,518

	TOTAL TIAA-CREF FUNDS	33,000,616

	(Cost $29,670,542)

	TOTAL INVESTMENTS - 99.2%	33,000,616
	(Cost $29,670,542)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	268,514

	NET ASSETS - 100.0%	$33,269,130

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle 2055 Fund (eleven of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2013 and for the year then ended, and have issued our unqualified report thereon dated July 19, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Fund’s schedule of investments in securities (the “Schedules”) as of May 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

July 19, 2013

Baltimore, Maryland

12

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 98.9%(a)

FIXED INCOME - 49.2%
1,193,404	TIAA-CREF Bond Index Fund	$12,888,761

	TOTAL FIXED INCOME	12,888,761

INFLATION-PROTECTED ASSETS - 9.7%
212,264	TIAA-CREF Inflation-Linked Bond Fund	2,536,557

	TOTAL INFLATION-PROTECTED ASSETS	2,536,557

INTERNATIONAL EQUITY - 9.7%
59,354	TIAA-CREF Emerging Markets Equity Index Fund	617,278
110,968	TIAA-CREF International Equity Index Fund	1,914,193

	TOTAL INTERNATIONAL EQUITY	2,531,471

U.S. EQUITY - 30.3%
635,971	TIAA-CREF Equity Index Fund	7,936,920

	TOTAL U.S. EQUITY	7,936,920

	TOTAL TIAA-CREF FUNDS	25,893,709

	(Cost $23,439,295)

	TOTAL INVESTMENTS - 98.9%	25,893,709
	(Cost $23,439,295)
	OTHER ASSETS & LIABILITIES, NET - 1.1%	286,591

	NET ASSETS - 100.0%	$26,180,300

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.1%(a)

FIXED INCOME - 45.1%
5,057,778	TIAA-CREF Bond Index Fund	$54,624,002

	TOTAL FIXED INCOME	54,624,002

INFLATION-PROTECTED ASSETS - 6.9%
703,470	TIAA-CREF Inflation-Linked Bond Fund	8,406,463

	TOTAL INFLATION-PROTECTED ASSETS	8,406,463

INTERNATIONAL EQUITY - 11.4%
323,697	TIAA-CREF Emerging Markets Equity Index Fund	3,366,450
605,826	TIAA-CREF International Equity Index Fund	10,450,490

	TOTAL INTERNATIONAL EQUITY	13,816,940

U.S. EQUITY - 35.7%
3,462,354	TIAA-CREF Equity Index Fund	43,210,182

	TOTAL U.S. EQUITY	43,210,182

	TOTAL TIAA-CREF FUNDS	120,057,587

	(Cost $105,611,233)

	TOTAL INVESTMENTS - 99.1%	120,057,587
	(Cost $105,611,233)
	OTHER ASSETS & LIABILITIES, NET - 0.9%	1,136,276

	NET ASSETS - 100.0%	$121,193,863

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 41.0%
8,290,498	TIAA-CREF Bond Index Fund	$89,537,381

	TOTAL FIXED INCOME	89,537,381

INFLATION-PROTECTED ASSETS - 5.0%
916,562	TIAA-CREF Inflation-Linked Bond Fund	10,952,912

	TOTAL INFLATION-PROTECTED ASSETS	10,952,912

INTERNATIONAL EQUITY - 13.0%
662,301	TIAA-CREF Emerging Markets Equity Index Fund	6,887,932
1,242,862	TIAA-CREF International Equity Index Fund	21,439,375

	TOTAL INTERNATIONAL EQUITY	28,327,307

U.S. EQUITY - 40.6%
7,088,360	TIAA-CREF Equity Index Fund	88,462,731

	TOTAL U.S. EQUITY	88,462,731

	TOTAL TIAA-CREF FUNDS	217,280,331

	(Cost $191,659,498)

	TOTAL INVESTMENTS - 99.6%	217,280,331
	(Cost $191,659,498)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	930,836

	NET ASSETS - 100.0%	$218,211,167

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 35.0%
9,566,319	TIAA-CREF Bond Index Fund	$103,316,245

	TOTAL FIXED INCOME	103,316,245

INFLATION-PROTECTED ASSETS - 3.1%
757,159	TIAA-CREF Inflation-Linked Bond Fund	9,048,049

	TOTAL INFLATION-PROTECTED ASSETS	9,048,049

INTERNATIONAL EQUITY - 14.8%
1,026,639	TIAA-CREF Emerging Markets Equity Index Fund	10,677,043
1,919,384	TIAA-CREF International Equity Index Fund	33,109,382

	TOTAL INTERNATIONAL EQUITY	43,786,425

U.S. EQUITY - 46.6%
11,038,735	TIAA-CREF Equity Index Fund	137,763,410

	TOTAL U.S. EQUITY	137,763,410

	TOTAL TIAA-CREF FUNDS	293,914,129

	(Cost $257,598,838)

	TOTAL INVESTMENTS - 99.5%	293,914,129
	(Cost $257,598,838)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,406,420

	NET ASSETS - 100.0%	$295,320,549

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.4%(a)

FIXED INCOME - 28.9%
7,695,796	TIAA-CREF Bond Index Fund	$83,114,599

	TOTAL FIXED INCOME	83,114,599

INFLATION-PROTECTED ASSETS - 1.1%
266,286	TIAA-CREF Inflation-Linked Bond Fund	3,182,118

	TOTAL INFLATION-PROTECTED ASSETS	3,182,118

INTERNATIONAL EQUITY - 16.7%
1,125,501	TIAA-CREF Emerging Markets Equity Index Fund	11,705,206
2,104,457	TIAA-CREF International Equity Index Fund	36,301,879

	TOTAL INTERNATIONAL EQUITY	48,007,085

U.S. EQUITY - 52.7%
12,138,654	TIAA-CREF Equity Index Fund	151,490,405

	TOTAL U.S. EQUITY	151,490,405

	TOTAL TIAA-CREF FUNDS	285,794,207

	(Cost $247,771,957)

	TOTAL INVESTMENTS - 99.4%	285,794,207
	(Cost $247,771,957)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	1,760,524

	NET ASSETS - 100.0%	$287,554,731

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 22.1%
6,101,962	TIAA-CREF Bond Index Fund	$65,901,186

	TOTAL FIXED INCOME	65,901,186

INTERNATIONAL EQUITY - 18.6%
1,304,086	TIAA-CREF Emerging Markets Equity Index Fund	13,562,490
2,438,547	TIAA-CREF International Equity Index Fund	42,064,935

	TOTAL INTERNATIONAL EQUITY	55,627,425

U.S. EQUITY - 58.9%
14,109,044	TIAA-CREF Equity Index Fund	176,080,869

	TOTAL U.S. EQUITY	176,080,869

	TOTAL TIAA-CREF FUNDS	297,609,480

	(Cost $253,209,662)

	TOTAL INVESTMENTS - 99.6%	297,609,480
	(Cost $253,209,662)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	1,307,662

	NET ASSETS - 100.0%	$298,917,142

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 14.1%
3,779,300	TIAA-CREF Bond Index Fund	$40,816,439

	TOTAL FIXED INCOME	40,816,439

INTERNATIONAL EQUITY - 20.5%
1,386,323	TIAA-CREF Emerging Markets Equity Index Fund	14,417,759
2,596,091	TIAA-CREF International Equity Index Fund	44,782,566

	TOTAL INTERNATIONAL EQUITY	59,200,325

U.S. EQUITY - 64.9%
15,030,968	TIAA-CREF Equity Index Fund	187,586,485

	TOTAL U.S. EQUITY	187,586,485

	TOTAL TIAA-CREF FUNDS	287,603,249

	(Cost $241,742,305)

	TOTAL INVESTMENTS - 99.5%	287,603,249
	(Cost $241,742,305)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,470,845

	NET ASSETS - 100.0%	$289,074,094

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.7%
3,142,428	TIAA-CREF Bond Index Fund	$33,938,226

	TOTAL FIXED INCOME	33,938,226

INTERNATIONAL EQUITY - 21.5%
1,767,121	TIAA-CREF Emerging Markets Equity Index Fund	18,378,061
3,308,175	TIAA-CREF International Equity Index Fund	57,066,016

	TOTAL INTERNATIONAL EQUITY	75,444,077

U.S. EQUITY - 68.3%
19,156,553	TIAA-CREF Equity Index Fund	239,073,787

	TOTAL U.S. EQUITY	239,073,787

	TOTAL TIAA-CREF FUNDS	348,456,090

	(Cost $286,867,888)

	TOTAL INVESTMENTS - 99.5%	348,456,090
	(Cost $286,867,888)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	1,915,966

	NET ASSETS - 100.0%	$350,372,056

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.2%(a)

FIXED INCOME - 9.6%
1,221,967	TIAA-CREF Bond Index Fund	$13,197,246

	TOTAL FIXED INCOME	13,197,246

INTERNATIONAL EQUITY - 21.5%
688,461	TIAA-CREF Emerging Markets Equity Index Fund	7,159,994
1,287,341	TIAA-CREF International Equity Index Fund	22,206,624

	TOTAL INTERNATIONAL EQUITY	29,366,618

U.S. EQUITY - 68.1%
7,461,314	TIAA-CREF Equity Index Fund	93,117,195

	TOTAL U.S. EQUITY	93,117,195

	TOTAL TIAA-CREF FUNDS	135,681,059

	(Cost $115,737,157)

	TOTAL INVESTMENTS - 99.2%	135,681,059
	(Cost $115,737,157)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	1,134,554

	NET ASSETS - 100.0%	$136,815,613

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.7%
806,409	TIAA-CREF Bond Index Fund	$8,709,213

	TOTAL FIXED INCOME	8,709,213

INTERNATIONAL EQUITY - 21.5%
453,749	TIAA-CREF Emerging Markets Equity Index Fund	4,718,994
848,366	TIAA-CREF International Equity Index Fund	14,634,307

	TOTAL INTERNATIONAL EQUITY	19,353,301

U.S. EQUITY - 68.3%
4,911,078	TIAA-CREF Equity Index Fund	61,290,258

	TOTAL U.S. EQUITY	61,290,258

	TOTAL TIAA-CREF FUNDS	89,352,772

	(Cost $76,352,030)

	TOTAL INVESTMENTS - 99.5%	89,352,772
	(Cost $76,352,030)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	435,165

	NET ASSETS - 100.0%	$89,787,937

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.7%
153,442	TIAA-CREF Bond Index Fund	$1,657,177

	TOTAL FIXED INCOME	1,657,177

INTERNATIONAL EQUITY - 21.5%
86,176	TIAA-CREF Emerging Markets Equity Index Fund	896,230
161,143	TIAA-CREF International Equity Index Fund	2,779,713

	TOTAL INTERNATIONAL EQUITY	3,675,943

U.S. EQUITY - 68.3%
934,013	TIAA-CREF Equity Index Fund	11,656,488

	TOTAL U.S. EQUITY	11,656,488

	TOTAL TIAA-CREF FUNDS	16,989,608

	(Cost $15,239,938)

	TOTAL INVESTMENTS - 99.5%	16,989,608
	(Cost $15,239,938)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	87,260

	NET ASSETS - 100.0%	$17,076,868

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

11

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, and Lifecycle Index 2055 Fund (eleven of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2013 and for the year then ended, and have issued our unqualified report thereon dated July 19, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Fund’s schedule of investments in securities (the “Schedules”) as of May 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

July 19, 2013

Baltimore, Maryland

12

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 39.3%
391,377	TIAA-CREF Bond Fund	$4,121,201
429,191	TIAA-CREF Bond Plus Fund	4,588,052
44,112	TIAA-CREF High-Yield Fund	464,498

	TOTAL FIXED INCOME	9,173,751

INTERNATIONAL EQUITY - 6.8%
37,099	TIAA-CREF Emerging Markets Equity Fund	409,204
39,925	TIAA-CREF Enhanced International Equity Index Fund	300,634
4,504	TIAA-CREF Global Natural Resources Fund	43,152
72,576	TIAA-CREF International Equity Fund	742,456
8,390	TIAA-CREF International Opportunities Fund	84,320

	TOTAL INTERNATIONAL EQUITY	1,579,766

SHORT-TERM FIXED INCOME - 40.2%
77,992	TIAA-CREF Money Market Fund	77,992
887,070	TIAA-CREF Short-Term Bond Fund	9,287,620

	TOTAL SHORT-TERM FIXED INCOME	9,365,612

U.S. EQUITY - 13.2%
22,725	TIAA-CREF Enhanced Large-Cap Growth Index Fund	237,703
26,654	TIAA-CREF Enhanced Large-Cap Value Index Fund	260,947
60,490	TIAA-CREF Growth & Income Fund	696,245
54,830	TIAA-CREF Large-Cap Growth Fund	730,882
47,444	TIAA-CREF Large-Cap Value Fund	790,893
1,902	TIAA-CREF Mid-Cap Growth Fund	42,927
2,430	TIAA-CREF Mid-Cap Value Fund	52,121
14,882	TIAA-CREF Small-Cap Equity Fund	256,418

	TOTAL U.S. EQUITY	3,068,136

	TOTAL TIAA-CREF FUNDS	23,187,265

	(Cost $22,452,837)

	TOTAL INVESTMENTS - 99.5%	23,187,265
	(Cost $22,452,837)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	118,840

	NET ASSETS - 100.0%	$23,306,105

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 39.4%
251,052	TIAA-CREF Bond Fund	$2,643,574
932,246	TIAA-CREF Bond Plus Fund	9,965,714
64,360	TIAA-CREF High-Yield Fund	677,708

	TOTAL FIXED INCOME	13,286,996

INTERNATIONAL EQUITY - 12.5%
90,737	TIAA-CREF Emerging Markets Equity Fund	1,000,827
130,575	TIAA-CREF Enhanced International Equity Index Fund	983,232
8,935	TIAA-CREF Global Natural Resources Fund	85,593
187,454	TIAA-CREF International Equity Fund	1,917,657
24,625	TIAA-CREF International Opportunities Fund	247,481

	TOTAL INTERNATIONAL EQUITY	4,234,790

SHORT-TERM FIXED INCOME - 20.2%
98,581	TIAA-CREF Money Market Fund	98,581
643,024	TIAA-CREF Short-Term Bond Fund	6,732,464

	TOTAL SHORT-TERM FIXED INCOME	6,831,045

U.S. EQUITY - 27.7%
74,186	TIAA-CREF Enhanced Large-Cap Growth Index Fund	775,983
86,332	TIAA-CREF Enhanced Large-Cap Value Index Fund	845,193
176,247	TIAA-CREF Growth & Income Fund	2,028,602
168,461	TIAA-CREF Large-Cap Growth Fund	2,245,581
145,213	TIAA-CREF Large-Cap Value Fund	2,420,696
5,508	TIAA-CREF Mid-Cap Growth Fund	124,326
7,051	TIAA-CREF Mid-Cap Value Fund	151,236
43,547	TIAA-CREF Small-Cap Equity Fund	750,322

	TOTAL U.S. EQUITY	9,341,939

	TOTAL TIAA-CREF FUNDS	33,694,770

	(Cost $31,852,845)

	TOTAL INVESTMENTS - 99.8%	33,694,770
	(Cost $31,852,845)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	60,381

	NET ASSETS - 100.0%	$33,755,151

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.6%(a)

FIXED INCOME - 39.2%
1,279,365	TIAA-CREF Bond Plus Fund	$13,676,416
70,066	TIAA-CREF High-Yield Fund	737,799

	TOTAL FIXED INCOME	14,414,215

INTERNATIONAL EQUITY - 18.3%
139,332	TIAA-CREF Emerging Markets Equity Fund	1,536,827
223,735	TIAA-CREF Enhanced International Equity Index Fund	1,684,722
9,729	TIAA-CREF Global Natural Resources Fund	93,205
292,886	TIAA-CREF International Equity Fund	2,996,225
40,401	TIAA-CREF International Opportunities Fund	406,027

	TOTAL INTERNATIONAL EQUITY	6,717,006

SHORT-TERM FIXED INCOME - 0.3%
114,478	TIAA-CREF Money Market Fund	114,478

	TOTAL SHORT-TERM FIXED INCOME	114,478

U.S. EQUITY - 41.8%
124,873	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,306,176
144,987	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,419,426
286,567	TIAA-CREF Growth & Income Fund	3,298,387
276,449	TIAA-CREF Large-Cap Growth Fund	3,685,065
238,277	TIAA-CREF Large-Cap Value Fund	3,972,080
9,957	TIAA-CREF Mid-Cap Growth Fund	224,723
12,513	TIAA-CREF Mid-Cap Value Fund	268,398
70,831	TIAA-CREF Small-Cap Equity Fund	1,220,410

	TOTAL U.S. EQUITY	15,394,665

	TOTAL TIAA-CREF FUNDS	36,640,364

	(Cost $33,829,108)

	TOTAL INVESTMENTS - 99.6%	36,640,364
	(Cost $33,829,108)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	143,315

	NET ASSETS - 100.0%	$36,783,679

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 19.6%
423,335	TIAA-CREF Bond Plus Fund	$4,525,453
49,415	TIAA-CREF High-Yield Fund	520,335

	TOTAL FIXED INCOME	5,045,788

INTERNATIONAL EQUITY - 24.0%
126,556	TIAA-CREF Emerging Markets Equity Fund	1,395,916
213,647	TIAA-CREF Enhanced International Equity Index Fund	1,608,760
6,890	TIAA-CREF Global Natural Resources Fund	66,002
270,352	TIAA-CREF International Equity Fund	2,765,701
36,735	TIAA-CREF International Opportunities Fund	369,190

	TOTAL INTERNATIONAL EQUITY	6,205,569

SHORT-TERM FIXED INCOME - 0.3%
78,860	TIAA-CREF Money Market Fund	78,860

	TOTAL SHORT-TERM FIXED INCOME	78,860

U.S. EQUITY - 56.0%
118,639	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,240,964
137,487	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,345,997
267,585	TIAA-CREF Growth & Income Fund	3,079,899
258,988	TIAA-CREF Large-Cap Growth Fund	3,452,311
223,050	TIAA-CREF Large-Cap Value Fund	3,718,242
9,767	TIAA-CREF Mid-Cap Growth Fund	220,443
12,169	TIAA-CREF Mid-Cap Value Fund	261,023
66,120	TIAA-CREF Small-Cap Equity Fund	1,139,242

	TOTAL U.S. EQUITY	14,458,121

	TOTAL TIAA-CREF FUNDS	25,788,338

	(Cost $22,718,341)

	TOTAL INVESTMENTS - 99.9%	25,788,338
	(Cost $22,718,341)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	38,561

	NET ASSETS - 100.0%	$25,826,899

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFESTYLE FUNDS – Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

INTERNATIONAL EQUITY - 30.3%
144,832	TIAA-CREF Emerging Markets Equity Fund	$1,597,498
254,277	TIAA-CREF Enhanced International Equity Index Fund	1,914,704
6,318	TIAA-CREF Global Natural Resources Fund	60,530
311,770	TIAA-CREF International Equity Fund	3,189,405
43,797	TIAA-CREF International Opportunities Fund	440,163

	TOTAL INTERNATIONAL EQUITY	7,202,300

SHORT-TERM FIXED INCOME - 0.3%
69,616	TIAA-CREF Money Market Fund	69,616

	TOTAL SHORT-TERM FIXED INCOME	69,616

U.S. EQUITY - 69.2%
135,952	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,422,057
157,295	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,539,921
303,883	TIAA-CREF Growth & Income Fund	3,497,691
293,047	TIAA-CREF Large-Cap Growth Fund	3,906,314
252,534	TIAA-CREF Large-Cap Value Fund	4,209,735
11,383	TIAA-CREF Mid-Cap Growth Fund	256,924
14,116	TIAA-CREF Mid-Cap Value Fund	302,783
74,841	TIAA-CREF Small-Cap Equity Fund	1,289,504

	TOTAL U.S. EQUITY	16,424,929

	TOTAL TIAA-CREF FUNDS	23,696,845

	(Cost $20,029,692)

	TOTAL INVESTMENTS - 99.8%	23,696,845
	(Cost $20,029,692)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	54,415

	NET ASSETS - 100.0%	$23,751,260

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Lifestyle Income Fund, Lifestyle Conservative Fund, Lifestyle Moderate Fund, Lifestyle Growth Fund, and Lifestyle Aggressive Growth Fund (five of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2013 and for the year then ended, and have issued our unqualified report thereon dated July 19, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Fund’s schedule of investments in securities (the “‘Schedules”‘) as of May 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

July 19, 2013

Baltimore, Maryland

6

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2013

SHARES	SECURITY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 39.2%
22,583,805	TIAA-CREF Bond Plus Fund	$241,420,872
1,236,308	TIAA-CREF High-Yield Fund	13,018,324

	TOTAL FIXED INCOME	254,439,196

INTERNATIONAL EQUITY - 16.5%
2,364,054	TIAA-CREF Emerging Markets Equity Fund	26,075,520
4,309,453	TIAA-CREF Enhanced International Equity Index Fund	32,450,184
166,512	TIAA-CREF Global Natural Resources Fund	1,595,189
3,894,164	TIAA-CREF International Equity Fund	39,837,298
704,903	TIAA-CREF International Opportunities Fund	7,084,276

	TOTAL INTERNATIONAL EQUITY	107,042,467

SHORT-TERM FIXED INCOME - 0.3%
2,191,973	TIAA-CREF Money Market Fund	2,191,973

	TOTAL SHORT-TERM FIXED INCOME	2,191,973

U.S. EQUITY - 43.9%
4,845,204	TIAA-CREF Enhanced Large-Cap Growth Index Fund	50,680,829
5,589,778	TIAA-CREF Enhanced Large-Cap Value Index Fund	54,723,929
4,029,152	TIAA-CREF Growth & Income Fund	46,375,544
3,724,577	TIAA-CREF Large-Cap Growth Fund	49,648,612
3,224,865	TIAA-CREF Large-Cap Value Fund	53,758,500
131,056	TIAA-CREF Mid-Cap Growth Fund	2,957,928
166,298	TIAA-CREF Mid-Cap Value Fund	3,567,100
1,313,571	TIAA-CREF Small-Cap Equity Fund	22,632,824

	TOTAL U.S. EQUITY	284,345,266

	TOTAL TIAA-CREF FUNDS	648,018,902

	(Cost $579,798,966)

	TOTAL INVESTMENTS - 99.9%	648,018,902
	(Cost $579,798,966)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	520,013

	NET ASSETS - 100.0%	$648,538,915

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Managed Allocation Fund (the “Fund”) at May 31, 2013 and for the year then ended, and have issued our unqualified report thereon dated July 19, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s schedule of investments in securities (the “‘Schedule”‘) as of May 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedule is the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Schedule based on our audits.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

July 19, 2013

Baltimore, Maryland

2

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated:	July 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	July 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Dated:	July 19, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer